(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MID CAP
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       13   A summary of major shifts in the
                              fund's investments over the last six
                              months.

INVESTMENTS              14   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     26   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996    LIFE OF
                                  FUND

Advisor Mid Cap - Class A         17.00%

Advisor Mid Cap - Class A         10.86%
(incl. 5.25% sales charge)

Standard & Poor's MidCap 400      13.78%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A had performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961216 104142 S00000000000001
             FA Mid Cap -CL A            SP MidCap 400
             00251                       SP004
  1996/02/20       9475.00                    10000.00
  1996/02/29       9645.55                    10023.70
  1996/03/31       9721.35                    10143.79
  1996/04/30      10195.10                    10453.58
  1996/05/31      10678.33                    10594.91
  1996/06/30      10204.58                    10435.88
  1996/07/31       9560.28                     9729.90
  1996/08/31      10214.05                    10291.02
  1996/09/30      10886.78                    10739.71
  1996/10/31      10593.05                    10770.96
  1996/11/29      11085.75                    11377.69
IMATRL PRASUN   SHR__CHT 19961130 19961216 104144 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,086 - a 10.86% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,378 - a 13.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996    LIFE OF
                                  FUND

Advisor Mid Cap - Class T         17.00%

Advisor Mid Cap - Class T         12.91%
(incl. 3.50% sales charge)

Standard & Poor's MidCap 400      13.78%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961211 110621 S00000000000001
             FA Mid Cap -CL T            SP MidCap 400
             00531                       SP004
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10023.70
  1996/03/31       9900.90                    10143.79
  1996/04/30      10383.40                    10453.58
  1996/05/31      10875.55                    10594.91
  1996/06/30      10393.05                    10435.88
  1996/07/31       9736.85                     9729.90
  1996/08/31      10402.70                    10291.02
  1996/09/30      11078.20                    10739.71
  1996/10/31      10788.70                    10770.96
  1996/11/29      11291.00                    11377.69
IMATRL PRASUN   SHR__CHT 19961130 19961211 110622 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,291 - a 12.91% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,378 - a 13.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the life of fund total return figure is 5%.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996               LIFE OF
                                             FUND

Advisor Mid Cap - Class B                    16.10%

Advisor Mid Cap - Class B                    11.10%
(incl. contingent deferred sales charge) 1

Standard & Poor's MidCap 400                 13.78%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND TOTAL RETURN WOULD HAVE BEEN 12.10%.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Midcap CL B              SP Midcap 400 Index
             00532                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10023.70
  1996/03/31      10240.00                    10143.79
  1996/04/30      10730.00                    10453.58
  1996/05/31      11240.00                    10594.91
  1996/06/30      10730.00                    10435.88
  1996/07/31      10050.00                     9729.90
  1996/08/31      10720.00                    10291.02
  1996/09/30      11410.00                    10739.71
  1996/10/31      11110.00                    10770.96
  1996/11/30      11110.00                    11377.69
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started, and the applicable contingent deferred sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,110 - a 11.10% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,378 - a 13.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The fund performed well in the period from its inception on February 20, 1996 through November 30, 1996, outperforming its index. During this period, the fund's Class A, Class T and Class B shares returned 17.00%, 17.00%, and 16.10% respectively. The Standard & Poor's MidCap 400 Index returned 13.78% during the same period.
Q. WHAT WERE THE KEY FACTORS IN THE FUND'S PERFORMANCE?
A. The fund was relatively underweighted in technology stocks compared to the index early in the period, which allowed me to escape the severe correction in Nasdaq and technology stocks during the summer. As the correction was ending, I became more aggressive, buying technology stocks in August and September. These investments helped the fund quite a bit. I had about 16% invested in the technology sector six months ago, and over 22% when the period ended on November 30. So, I didn't participate as much in the down side of technology during the summer correction but managed to do well in technology's upside later in the reporting period, particularly in September. The fund's investments in semiconductor stocks, such as Novellus Systems, worked out well, as did its holdings in networking stocks, including 3Com.
Q. THE FUND'S INVESTMENTS IN THE DURABLES SECTOR DECREASED RATHER SIGNIFICANTLY TO 4% FROM ALMOST 10% SIX MONTHS AGO? WHY IS THAT?
A. In the durables sector, I moved out of a good portion of my holdings in auto parts and furniture companies. These generally are cyclical businesses that did well with the relatively strong economy over the period. Given the uncertainty of the economy going forward, I thought it was the appropriate time to sell a number of the holdings and take some profits.
Q. AT THE SAME TIME, THE FUND'S INVESTMENTS IN ENERGY STOCKS ROSE FROM VIRTUALLY NOTHING SIX MONTHS AGO TO OVER 6% AT THE END OF THE PERIOD? WHAT DID YOU SEE IN THIS SECTOR?
A. There's been an increase in drilling because oil and gas prices have been stable and technological advances, such as the use of seismics, have driven the price of drilling down. As a result, the return on drilling has improved significantly. At the same time, drilling capacity hasn't increased in over 10 years. Therefore, oil service companies and drillers have seen their prices and utilization improve dramatically, and it looks like this cycle may be sustainable for several years. While I didn't own many energy companies during most of the period, I did make investments, such as Halliburton, to bring the fund's sector weighting up to that of the S&P MidCap 400 Index and would consider adding further if the sector corrects.
Q. EVEN WITH THE FUND'S PERFORMANCE DURING THE PERIOD, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. That's true. While the financial sector did well during the period, particularly in October, the fund was underweighted relative to the index in this sector, which hurt performance. Some individual holdings also didn't do as well as I had hoped. For example, Nucor's performance didn't keep pace with the rest of the fund due to softness in the steel industry.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SEVERAL MONTHS?
A. A lot depends on how well the economy does. Chances are it will be slower in 1997 than it was in 1996 because consumers are so extended on their borrowing, and that typically doesn't bode well for the economy. An equally compelling argument for a slowdown is that we're five years into a recovery, and that's a long time without a breather. I don't know if there will be a recession, but I doubt the economy will take off from the level it's at today. With a slower economy, you usually want to be in growth stocks, and I'll attempt to move the fund more into that type of stock as opportunities arise. Since the performance of growth stocks usually isn't dependent on the strength of the overall economy, I believe many of these stocks could do well even in a slower environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NOTE TO SHAREHOLDERS:
Effective January 7, 1997, Katherine Collins became manager of the fund. Ms. Collins joined Fidelity in 1990, and has worked as an analyst and manager.

FUND FACTS
GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations
START DATE: February 20, 1996
SIZE: as of November 30, 1996
,
more than $224 million
MANAGER: Jennifer Uhrig,
since inception; joined
Fidelity in 1987
(checkmark)
JENNIFER UHRIG ON THE
AEROSPACE INDUSTRY:
"The aerospace industry is
interesting because, similar to
other cyclical sectors, it goes
through some big up and down
periods. The last big up-cycle,
during the mid-to-late `80s, was
the biggest up-cycle ever. That
cycle came to a screeching halt
with the Gulf War in 1991.
Since then, there have been five
down years for the industry,
leading up to 1996, which many
expect will be the trough year
where airplane deliveries
bottom out.
"Boeing, for instance, will
produce about 215 planes in
1996. In 1997, Boeing's
expected to produce about 350
planes - a huge ramp-up.
Trend line demand - the
average demand required to
replace planes taken out of
service as well as to
accommodate the growth in
flying - is about 500 planes.
Typically, cycles should go
beyond their trend line on the
upside, just as they go below
the trend line on the downside.
Therefore, production could go
beyond 500 planes, assuming
Boeing maintains its market
share, which would provide
for several years of growth.
"As a way to invest in this
sector, I bought stocks in
mid-cap companies that serve
as suppliers to the major aircraft
manufacturers. My reasoning is
that the suppliers should
benefit from an increase in
production of new planes, since
aircraft manufacturers typically
outsource half of their
business to parts suppliers. In
addition, these suppliers
consolidated during the down
cycle, which bodes well for
profitability."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                     % OF FUND'S    % OF FUND'S
                                     INVESTMENTS    INVESTMENTS
                                                    IN THESE STOCKS
                                                    6 MONTHS AGO

Cytec Industries, Inc.               2.0            2.1

Mirage Resorts, Inc.                 1.5            1.1

UNUM Corp.                           1.3            0.9

Hexcel Corp.                         1.3            1.4

Thiokol Corp.                        1.2            1.6

Novellus System, Inc.                0.9            0.0

Sun International Hotels Ltd. Ord.   0.9            0.7

Chesapeake Energy Corp.              0.9            0.0

Federal National Mortgage            0.8            0.3
 Association

Household International, Inc.        0.8            2.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           22.1           16.4

Finance              12.7           10.9

Basic Industries     8.5            8.5

Retail & Wholesale   6.6            9.5

Energy               6.5            0.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 94.5
Row: 1, Col: 1, Value: 9.699999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 90.3
Stocks 95.5%
Bonds 0.1%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 2.4%
Stocks 90.3%
Bonds 0.0%
Short-term
investments 9.7%
FOREIGN
INVESTMENTS 3.3%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 3.4%
BE Aerospace, Inc. (a)  58,700 $ 1,353,733
Banner Aerospace, Inc. (a)  128,400  1,059,300
Gulfstream Aerospace Corp. (a)  49,500  1,188,000
Precision Castparts Corp.   7,900  370,313
Rohr Industries, Inc. (a)  13,600  238,000
Thiokol Corp.   57,450  2,642,700
Wyman-Gordon Co. (a)  37,200  795,150
  7,647,196
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   24,100  1,232,113
TOTAL AEROSPACE & DEFENSE   8,879,309
BASIC INDUSTRIES - 8.4%
CHEMICALS & PLASTICS - 3.2%
Carbide/Graphite Group, Inc. (The) (a)  8,200  157,850
Cytec Industries, Inc. (a)  124,000  4,588,000
International Specialty Products, Inc. (a)  22,600  274,025
McWhorter Technologies, Inc. (a)  28,000  556,500
Valspar Corp.   11,000  631,125
Witco Corp.   34,300  1,041,863
  7,249,363
IRON & STEEL - 2.3%
Hexcel Corp. (a)  159,100  2,883,688
Nucor Corp.   30,950  1,682,906
SPS Technologies, Inc. (a)  7,900  495,725
Steel Dynamics, Inc.   3,700  67,525
  5,129,844
METALS & MINING - 0.4%
IMCO Recycling, Inc.   40,800  668,100
Superior Telecom, Inc. (a)  6,400  120,000
  788,100
PACKAGING & CONTAINERS - 0.2%
Gaylord Container Corp. Class A (a)  77,600  494,700
PAPER & FOREST PRODUCTS - 2.3%
Boise Cascade Corp.   33,500  1,038,500
Champion International Corp.   38,640  1,661,520
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Jefferson Smurfit Corp. (a)  39,900 $ 538,650
Mail-Well, Inc. (a)  18,000  254,250
Mercer International, Inc. SBI   62,700  760,238
Stone Container Corp.   62,900  967,088
  5,220,246
TOTAL BASIC INDUSTRIES   18,882,253
CONGLOMERATES - 0.4%
AlliedSignal, Inc.   9,400  688,550
GenCorp, Inc.   2,900  53,650
Kysor Industrial Corp.   2,200  67,100
  809,300
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.4%
Sherwin-Williams Co.   15,900  902,325
CONSTRUCTION - 0.4%
DR Horton, Inc. (a)  16,200  170,100
Kaufman & Broad Home Corp.   34,050  438,394
McDermott (J. Ray) SA (a)  13,700  339,075
  947,569
ENGINEERING - 0.5%
MasTec, Inc. (a)  24,300  1,148,175
TOTAL CONSTRUCTION & REAL ESTATE   2,998,069
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.0%
Eaton Corp.   15,000  1,038,750
Federal-Mogul Corp.   18,700  416,075
Intermet Corp.   43,100  576,463
Lear Corp. (a)  16,400  588,350
Modine Manufacturing Co.   25,000  621,875
PACCAR, Inc.   17,600  1,170,400
  4,411,913
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.7%
Dupont Photomasks, Inc. (a)  37,400 $ 1,552,100
HOME FURNISHINGS - 0.6%
Furniture Brands International, Inc. (a)  66,300  820,463
Heilig-Meyers Co.   47,100  653,513
  1,473,976
TEXTILES & APPAREL - 0.7%
Cutter & Buck, Inc. (a)  2,700  28,350
Fruit of the Loom, Inc. Class A (a)  1,800  64,125
Liz Claiborne, Inc.   21,800  923,775
North Face, Inc. (a)  22,500  497,813
  1,514,063
TOTAL DURABLES   8,952,052
ENERGY - 6.5%
ENERGY SERVICES - 3.4%
Baker Hughes, Inc.   19,100  699,538
Energy Ventures, Inc. (a)  10,100  496,163
Falcon Drilling, Inc. (a)  14,100  564,000
Halliburton Co.   21,500  1,295,375
Marine Drilling Companies, Inc. (a)  22,300  354,013
Noble Drilling Corp. (a)  57,300  1,103,025
Tidewater, Inc.   26,700  1,168,125
Transocean Offshore, Inc.   7,300  439,825
Weatherford Enterra, Inc. (a)  45,900  1,399,950
  7,520,014
OIL & GAS - 3.1%
Belco Oil & Gas Corp. (a)  40,600  1,157,100
Chesapeake Energy Corp. (a)  29,700  1,941,638
Cooper Cameron Corp. (a)  19,100  1,255,825
Flores & Rucks, Inc. (a)  16,900  830,213
National-Oilwell, Inc. (a)  20,500  579,125
Tosco Corp.   10,600  806,925
Vastar Resources, Inc.   12,100  485,513
  7,056,339
TOTAL ENERGY   14,576,353
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 12.7%
BANKS - 1.1%
Fleet Financial Group, Inc.   25,700 $ 1,423,138
U.S. Bancorp  23,600  1,008,900
  2,432,038
CREDIT & OTHER FINANCE - 2.8%
Aames Financial Corp.   5,300  227,238
Associates First Capital Corp.   27,900  1,349,663
Beneficial Corp.   28,300  1,758,138
Green Tree Financial Corp.   29,700  1,243,688
Household International, Inc.   18,800  1,781,300
  6,360,027
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan Mortgage Corporation  10,450  1,193,913
Federal National Mortgage Association  45,200  1,864,500
Student Loan Marketing Association  17,300  1,662,963
  4,721,376
INSURANCE - 5.9%
AMBAC, Inc.   6,700  458,950
Allmerica Financial Corp.   14,200  470,375
American Bankers Insurance Group, Inc.   15,700  764,884
American Financial Group, Inc.   23,400  842,400
Arbatax International, Inc. (a)  68,050  452,533
Equitable of Iowa Companies   16,200  724,950
Life RE Corp.   27,900  1,028,813
MBIA, Inc.   12,500  1,264,063
MMI Companies, Inc.   7,900  243,913
Mercury General Corp.   2,200  125,400
Penncorp. Financial Group, Inc.   30,700  1,055,313
Progressive Corp.   13,600  948,600
Protective Life Corp.   24,300  987,188
Provident Companies, Inc.   19,600  820,750
Transatlantic Holdings, Inc.   1,900  151,288
UNUM Corp.   41,875  2,978,359
  13,317,779
SECURITIES INDUSTRY - 0.8%
Legg Mason, Inc.   25,800  1,002,975
Lehman Brothers Holdings, Inc.   22,000  640,750
  1,643,725
TOTAL FINANCE   28,474,945
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 5.0%
DRUGS & PHARMACEUTICALS - 0.3%
Guilford Pharmaceuticals, Inc. (a)  3,100 $ 54,638
Thermotrex Corp. (a)  16,300  554,200
  608,838
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
AmeriSource Health Corp. Class A (a)  12,600  496,125
Biopsys Medical, Inc. (a)  40,000  950,000
Cardinal Health, Inc.   9,475  792,347
Cygnus, Inc. (a)  15,100  186,863
Heartport, Inc. (a)  14,500  333,500
McKesson Corp.   18,000  1,012,500
Mentor Corp.   11,300  309,338
St. Jude Medical, Inc. (a)  41,900  1,749,325
Sunrise Medical, Inc. (a)  30,600  439,875
  6,269,873
MEDICAL FACILITIES MANAGEMENT - 1.9%
HEALTHSOUTH Rehabilitation Corp. (a)  42,100  1,584,013
Health Management Associates, Inc. Class A (a) 59,100 1,307,588 PacifiCare Health Systems, Inc. Class B (a) 17,800 1,477,400
  4,369,001
TOTAL HEALTH   11,247,712
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 0.2%
California Amplifier, Inc. (a)  46,100  374,563
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
IDEX Corp.   5,800  228,375
PRI Automation, Inc.   4,000  191,000
UCAR International, Inc. (a)  30,100  1,140,038
Watkins-Johnson Co.   54,100  1,406,600
  2,966,013
POLLUTION CONTROL - 0.9%
Allied Waste Industries, Inc. (a)  155,300  1,397,700
USA Waste Services, Inc.   19,900  641,775
  2,039,475
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,380,051
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 6.3%
BROADCASTING - 1.1%
American Telecasting, Inc. (a)  55,200 $ 434,700
Heartland Wireless Communications, Inc. (a)  42,700  517,738
Lin Television Corp. (a)  26,900  1,079,363
People's Choice TV Corp. (a)  58,500  372,938
Wireless One, Inc. (a)  1,600  15,000
  2,419,739
LODGING & GAMING - 3.5%
Circus Circus Enterprises, Inc. (a)  27,650  1,009,225
Hilton Hotels Corp.   27,200  795,600
International Game Technology Corp.   9,500  185,250
Mirage Resorts, Inc. (a)  141,700  3,418,513
Red Roof Inns, Inc. (a)   30,500  480,375
Sun International Hotels Ltd. Ord. (a)  40,600  2,014,775
  7,903,738
PUBLISHING - 1.3%
ACNielsen Corp.   19,100  331,863
Dun & Bradstreet Corp.   14,700  332,588
Hollinger International, Inc. Class A  159,500  1,754,500
Meredith Corp.   10,500  540,750
  2,959,701
RESTAURANTS - 0.4%
Rainforest Cafe, Inc. (a)  29,800  871,650
TOTAL MEDIA & LEISURE   14,154,828
NONDURABLES - 3.1%
BEVERAGES - 0.4%
Coors (Adolph) Co. Class B  46,100  916,238
HOUSEHOLD PRODUCTS - 0.4%
Safeskin Corp. (a)  15,600  807,300
TOBACCO - 2.3%
Dimon, Inc.   39,300  815,475
Philip Morris Companies, Inc.   16,000  1,650,000
RJR Nabisco Holdings Corp.   43,200  1,382,400
Schweitzer-Mauduit International, Inc.   18,100  597,300
Universal Corp.   29,100  836,625
  5,281,800
TOTAL NONDURABLES   7,005,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.0%
Bre-X Minerals Ltd. (a)  61,800 $ 954,785
Getchell Gold Corp. (a)  32,600  1,275,475
Greenstone Resources Ltd. (a)  8,200  109,370
  2,339,630
RETAIL & WHOLESALE - 6.6%
APPAREL STORES - 2.5%
Abercrombie & Fitch Co. (a)  24,200  444,675
Charming Shoppes, Inc. (a)  129,700  664,713
Footstar, Inc. (a)  10,853  222,487
Gymboree Corp. (a)  31,400  887,050
Just for Feet, Inc. (a)  14,100  333,113
Loehmanns, Inc. (a)  34,100  1,027,263
Ross Stores, Inc.   29,200  1,485,550
Talbots, Inc.   20,100  580,388
  5,645,239
DRUG STORES - 0.7%
CVS Corp.   37,700  1,550,413
GENERAL MERCHANDISE STORES - 0.9%
Hot Topic, Inc. (a)  31,200  585,000
Michaels Stores, Inc. (a)  13,400  134,000
Neiman-Marcus Group, Inc. (a)  39,300  1,365,675
  2,084,675
GROCERY STORES - 0.9%
Food Lion, Inc.:
 Class A  91,000  819,000
 Class B  9,600  85,800
Whole Foods Market, Inc. (a)  46,200  1,045,275
  1,950,075
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Circuit City Stores, Inc.   1,700  56,738
Fingerhut Companies, Inc.   43,700  546,250
Friedmans, Inc. Class A (a)  26,800  368,500
Gadzooks, Inc. (a)  44,400  1,265,400
Office Depot, Inc. (a)  21,200  413,400
Tiffany & Co., Inc.   25,040  923,350
  3,573,638
TOTAL RETAIL & WHOLESALE   14,804,040
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 4.6%
ADVERTISING - 0.7%
ADVO, Inc.   92,200 $ 1,164,025
Omnicom Group, Inc.   11,800  601,800
  1,765,825
EDUCATIONAL SERVICES - 1.0%
Strayer Education, Inc.   58,300  1,311,750
Sylvan Learning Systems (a)  32,700  854,288
  2,166,038
SERVICES - 2.9%
CDI Corp. (a)  31,600  920,350
Craig (Jenny), Inc. (a)  89,400  826,950
Lawyers Title Corp.   63,700  1,210,300
Medaphis Corp. (a)  74,600  773,975
Medpartners, Inc. (a)  41,772  950,313
National Education Corp. (a)  54,900  775,463
Regis Corp.   42,900  1,072,500
  6,529,851
TOTAL SERVICES   10,461,714
TECHNOLOGY - 22.1%
COMMUNICATIONS EQUIPMENT - 2.4%
Ascend Communications, Inc. (a)  25,000  1,778,125
Aspect Telecommunications Corp. (a)  21,800  1,188,100
Dynatech Corp. (a)  19,350  904,613
Tellabs, Inc. (a)  18,800  747,300
3Com Corp. (a)  10,500  788,813
  5,406,951
COMPUTER SERVICES & SOFTWARE - 8.6%
Advent Software, Inc. (a)  11,600  371,200
Baan Co. NV (a)  19,200  684,000
Barra, Inc. (a)  33,600  873,600
CUC International, Inc. (a)  60,300  1,590,413
Cadence Design Systems, Inc. (a)  13,600  542,300
CompUSA, Inc. (a)  26,000  1,170,000
Computer Learning Centers, Inc. (a)  41,900  1,047,500
Equifax, Inc.   30,000  982,500
Forte Software, Inc. (a)  16,400  520,700
GT Interactive Software, Inc. (a)  58,100  682,675
Health Systems Design Corp. (a)  45,500  364,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
International Network Services (a)  100 $ 3,200
Keane, Inc. (a)  22,500  1,189,688
McAfee Associates, Inc. (a)  18,600  888,150
Metromail Corp. (a)  20,300  469,438
Midway Games, Inc. (a)  6,700  151,588
Netscape Communications Corp. (a)  15,500  866,063
PeopleSoft, Inc. (a)  18,600  1,701,900
Rational Software Corp. (a)  8,200  289,050
Sabre Group Holdings, Inc. Class A (a)  45,300  1,325,025
Scopus Technology, Inc. (a)  19,000  710,125
Spectrum Holobyte, Inc. (a)  109,100  545,500
SunGard Data Systems, Inc. (a)  13,100  550,200
Sybase, Inc. (a)  43,200  761,400
Trusted Information Systems, Inc. (a)  300  3,600
Vantive Corp. (a)  31,200  1,076,400
  19,360,215
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Adaptec, Inc. (a)  24,200  901,450
Bay Networks, Inc. (a)  48,200  1,289,350
Bell & Howell Co. (a)  2,200  57,200
Compaq Computer Corp. (a)  7,900  626,075
Comverse Technology, Inc. (a)  5,500  187,000
Diebold, Inc.   7,600  453,150
Exabyte Corp. (a)  56,600  820,700
Kronos, Inc. (a)  16,550  471,675
SCI Systems, Inc. (a)  28,100  1,482,275
Sun Microsystems, Inc. (a)  13,900  809,675
Tech Data Corp. (a)  23,500  705,000
Wang Laboratories, Inc. (a)  2,700  57,038
  7,860,588
ELECTRONIC INSTRUMENTS - 3.2%
Applied Materials, Inc.   22,600  861,625
GenRad, Inc. (a)  32,900  727,913
KLA Instruments Corp.   10,200  362,100
Kulicke & Soffa Industries, Inc. (a)  40,000  810,000
Lam Research Corp. (a)  40,700  1,460,113
Novellus System, Inc. (a)  36,000  2,070,000
Teradyne, Inc. (a)  8,200  193,725
Varian Associates, Inc.   13,800  679,650
  7,165,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 4.1%
Actel Corp. (a)  32,500 $ 715,000
Cirrus Logic, Inc. (a)  33,200  651,550
Etec Systems, Inc.   1,300  38,188
Integrated Device Technology, Inc. (a)  62,200  773,613
Linear Technology Corp.   35,700  1,682,363
Maxim Integrated Products, Inc. (a)  15,400  714,175
OnTrak Systems, Inc. (a)  10,000  180,000
Solectron Corp. (a)  14,200  830,700
Speedfam International, Inc. (a)  82,400  1,678,900
Tencor Instruments (a)  60,900  1,621,463
Triumph Group, Inc. (a)  11,500  301,875
  9,187,827
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)  24,700  747,175
Polaroid Corp.   300  12,788
  759,963
TOTAL TECHNOLOGY   49,740,670
TRANSPORTATION - 1.8%
RAILROADS - 0.8%
Wisconsin Central Transportation Corp.   43,600  1,776,700
SHIPPING - 0.2%
Kirby Corp. (a)  23,200  461,100
TRUCKING & FREIGHT - 0.8%
Consolidated Freightways, Inc.   37,100  895,038
M.S. Carriers, Inc. (a)  16,100  305,900
Yellow Corp. (a)  42,400  636,000
  1,836,938
TOTAL TRANSPORTATION   4,074,738
UTILITIES - 5.4%
CELLULAR - 0.6%
Mobile Telecommunications Technologies, Inc. (a)  17,900  209,206
Nextel Communications, Inc. Class A (a)  33,800  507,000
360 Degrees Communications Co. (a)  30,600  726,750
  1,442,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.8%
Ameritech Corp.   29,100 $ 1,713,263
BellSouth Corp.   22,000  888,250
Cincinnati Bell, Inc.   4,800  286,200
GTE Corp.   31,400  1,409,075
LCI International, Inc. (a)  38,700  1,262,588
MFS Communications, Inc.   31,900  1,539,175
NYNEX Corp.   31,700  1,470,088
Pacific Telesis Group  39,300  1,454,100
SBC Communications, Inc.   14,700  773,588
  10,796,327
TOTAL UTILITIES   12,239,283
TOTAL COMMON STOCKS
(Cost $199,843,565)   215,020,285
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.1%
Hexcel Corp. 7%, 8/1/03  B2 $ 100,000  130,750
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Charming Shoppers, Inc. 7 1/2%, 7/15/06  B2  40,000  40,000
TOTAL CONVERTIBLE BONDS
(Cost $140,000)   170,750
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 9,827,674  9,823,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $209,806,565)  $ 225,014,035
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $210,255,252. Net unrealized appreciation aggregated $14,758,783, of which $25,022,383 related to appreciated investment securities and $10,263,600 related to depreciated investment securities.
The fund hereby designates approximately $94,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $867,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                  $ 225,014,035
agreements of $9,823,000) (cost $209,806,565) -
See accompanying schedule

Cash                                                                       40,833

Receivable for investments sold                                            1,471,395

Receivable for fund shares sold                                            505,637

Dividends receivable                                                       142,806

Interest receivable                                                        3,517

Prepaid expenses                                                           15,091

 TOTAL ASSETS                                                              227,193,314

LIABILITIES

Payable for investments purchased                           $ 2,035,563

Payable for fund shares redeemed                             207,212

Accrued management fee                                       103,124

Distribution fees payable                                    101,568

Other payables and accrued expenses                          140,140

 TOTAL LIABILITIES                                                         2,587,607

NET ASSETS                                                                $ 224,605,707

Net Assets consist of:

Paid in capital                                                           $ 206,742,828

Accumulated net investment (loss)                                          (60,692)

Accumulated undistributed net realized gain (loss) on                      2,716,101
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              15,207,470
investments

NET ASSETS                                                                $ 224,605,707

CALCULATION OF MAXIMUM OFFERING PRICE                                      $11.70
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,239,305 (divided by) 105,961 shares)

Maximum offering price per share (100/94.75 of $11.70)                     $12.35

CLASS B:                                                                   $11.61
NET ASSET VALUE and offering price per share
 ($32,726,738 (divided by) 2,817,836 shares) A

CLASS T:                                                                   $11.70
NET ASSET VALUE and redemption price per share
 ($187,039,655 (divided by) 15,988,394 shares)

Maximum offering price per share (100/96.50 of $11.70)                     $12.12

INSTITUTIONAL CLASS:                                                       $11.70
NET ASSET VALUE, offering price and redemption price per

 share ($3,600,009 (divided by) 307,653 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS)
 TO  NOVEMBER 30, 1996

INVESTMENT INCOME                                                       $ 734,748
Dividends

Interest                                                                 585,591

 TOTAL INCOME                                                            1,320,339

EXPENSES

Management fee                                             $ 644,430

Transfer agent fees                                         534
Class A

 Class B                                                    36,945

 Class T                                                    229,596

 Institutional Class                                        3,174

Distribution fees                                           408
Class A

 Class B                                                    137,775

 Class T                                                    460,775

Accounting fees and expenses                                65,738

Non-interested trustees' compensation                       375

Custodian fees and expenses                                 32,066

Registration fees                                           10,854
Class A

 Class B                                                    56,065

 Class T                                                    116,822

 Institutional Class                                        41,392

Audit                                                       24,968

Legal                                                       78

Miscellaneous                                               4,301

 Total expenses before reductions                           1,866,296

 Expense reductions                                         (45,012)     1,821,284

NET INVESTMENT INCOME (LOSS)                                             (500,945)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,999,620

 Futures contracts                                          156,734      3,156,354

Change in net unrealized appreciation (depreciation) on                  15,207,470
investment securities

NET GAIN (LOSS)                                                          18,363,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 17,862,879
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                         FEBRUARY 20, 1996
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS) TO
                                                                         NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                               $ (500,945)
Net investment income (loss)

 Net realized gain (loss)                                                 3,156,354

 Change in net unrealized appreciation (depreciation)                     15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          17,862,879

Share transactions - net increase (decrease)                              206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 224,605,707

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $60,692)    $ 224,605,707


FINANCIAL HIGHLIGHTS - CLASS A
                                                      SEPTEMBER 3, 1996
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      NOVEMBER 30,

                                                      1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.74

Income from Investment Operations

 Net investment income (loss)                                   (.01)

 Net realized and unrealized gain (loss)                        .97

 Total from investment operations                               .96

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,239

Ratio of expenses to average net assets                         1.56% A,
                                                                E

Ratio of net investment income (loss) to average net assets     (.33)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate F                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
                                                       FEBRUARY 20, 1996
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30,

                                                       1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        (.10)

 Net realized and unrealized gain (loss)                             1.71

 Total from investment operations                                    1.61

Net asset value, end of period                                      $ 11.61

TOTAL RETURN B, C                                                    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 32,727

Ratio of expenses to average net assets                              2.38% A

Ratio of expenses to average net assets after expense reductions     2.37% A,
                                                                     E

Ratio of net investment income (loss) to average net assets          (1.14)%
                                                                    A

Portfolio turnover                                                   101% A

Average commission rate F                                           $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
                                                       FEBRUARY 20, 1996
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30,

                                                       1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.03)

 Net realized and unrealized gain (loss)                        1.73

 Total from investment operations                               1.70

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 187,040

Ratio of expenses to average net assets                         1.60% A

Ratio of net investment income (loss) to average net assets     (.37)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate E                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                      FEBRUARY 20, 1996
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      NOVEMBER 30,

                                                      1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.02)

 Net realized and unrealized gain (loss)                        1.72

 Total from investment operations                               1.70

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               17.00%

Ratios and Supplemental Data

Net assets, end of period (000 omitted)                        $ 3,600

Ratio of expenses to average net assets                         1.50% A,
                                                                E

Ratio of net investment income (loss) to average net assets     (.27)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate F                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $297,571,199 and $101,087,145, respectively.
The market value of futures contracts opened and closed during the period amounted to $14,630,558 and $14,787,292, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $408, $137,775, and $460,775 under the Class A, Class B, and Class T Plans, of which $408, $34,445, and $460,775 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $25,943 and $1,836,711 on sales of Class A and Class T shares of the fund, of which $21,509 and $1,532,192 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $20,844 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .33%, .27%, .25%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $72,019 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.50%, 2.00%, and 1.50% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $9,723 and $33,668 for Class A and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $150 under this arrangement.
5. EXPENSE REDUCTIONS -
CONTINUED
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,471 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           NOVEMBER 30,    NOVEMBER 30,

                           1996 A, B       1996 A, B



CLASS A                     106,629        $ 1,202,595
Shares sold

Shares redeemed             (668)           (7,639)

Net increase (decrease)     105,961        $ 1,194,956

CLASS B                     2,990,066      $ 32,264,842
Shares sold

Shares redeemed             (172,230)       (1,849,188)

Net increase (decrease)     2,817,836      $ 30,415,654

CLASS T                     19,947,368     $ 215,644,919
Shares sold

Shares redeemed             (3,958,974)     (43,721,153)

Net increase (decrease)     15,988,394     $ 171,923,766

INSTITUTIONAL CLASS         310,259        $ 3,236,523
Shares sold

Shares redeemed             (2,606)         (28,071)

Net increase (decrease)     307,653        $ 3,208,452

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund as of November 30, 1996, the results of its operations, the changes in its net assets. and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mid Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
        PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/23/96 12/20/96    $.01       $.20
Class B 12/23/96 12/20/96    $-         $.15
Class T 12/23/96 12/20/96    $-         $.18







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional
Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MID CAP
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the last six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996          LIFE OF
                                        FUND

Advisor Mid Cap - Institutional Class   17.00%

Standard & Poor's MidCap 400            13.78%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961216 104355 S00000000000001
             FA Mid Cap -CL I            SP MidCap 400
             00533                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10023.70
  1996/03/31      10250.00                    10143.79
  1996/04/30      10750.00                    10453.58
  1996/05/31      11260.00                    10594.91
  1996/06/30      10770.00                    10435.88
  1996/07/31      10100.00                     9729.90
  1996/08/31      10780.00                    10291.02
  1996/09/30      11480.00                    10739.71
  1996/10/31      11180.00                    10770.96
  1996/11/29      11710.00                    11377.69
IMATRL PRASUN   SHR__CHT 19961130 19961216 104356 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,700 - a 17.00% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,378 - a 13.78% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Mid Cap Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The fund performed well in the period from its inception on February 20, 1996 through November 30, 1996, outperforming its index. During this period, the fund's Institutional Class shares returned 17.00%. The Standard & Poor's MidCap 400 Index returned 13.78% during the same period.
Q. WHAT WERE THE KEY FACTORS IN THE FUND'S PERFORMANCE?
A. The fund was relatively underweighted in technology stocks compared to the index early in the period, which allowed me to escape the severe correction in Nasdaq and technology stocks during the summer. As the correction was ending, I became more aggressive, buying technology stocks in August and September. These investments helped the fund quite a bit. I had about 16% invested in the technology sector six months ago, and over 22% when the period ended on November 30. So, I didn't participate as much in the down side of technology during the summer correction but managed to do well in technology's upside later in the reporting period, particularly in September. The fund's investments in semiconductor stocks, such as Novellus Systems, worked out well, as did its holdings in networking stocks, including 3Com.
Q. THE FUND'S INVESTMENTS IN THE DURABLES SECTOR DECREASED RATHER SIGNIFICANTLY TO 4% FROM ALMOST 10% SIX MONTHS AGO? WHY IS THAT?
A. In the durables sector, I moved out of a good portion of my holdings in auto parts and furniture companies. These generally are cyclical businesses that did well with the relatively strong economy over the period. Given the uncertainty of the economy going forward, I thought it was the appropriate time to sell a number of the holdings and take some profits.
Q. AT THE SAME TIME, THE FUND'S INVESTMENTS IN ENERGY STOCKS ROSE FROM VIRTUALLY NOTHING SIX MONTHS AGO TO OVER 6% AT THE END OF THE PERIOD? WHAT DID YOU SEE IN THIS SECTOR?
A. There's been an increase in drilling because oil and gas prices have been stable and technological advances, such as the use of seismics, have driven the price of drilling down. As a result, the return on drilling has improved significantly. At the same time, drilling capacity hasn't increased in over 10 years. Therefore, oil service companies and drillers have seen their prices and utilization improve dramatically, and it looks like this cycle may be sustainable for several years. While I didn't own many energy companies during most of the period, I did make investments, such as Halliburton, to bring the fund's sector weighting up to that of the S&P MidCap 400 Index and would consider adding further if the sector corrects.
Q. EVEN WITH THE FUND'S PERFORMANCE DURING THE PERIOD, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. That's true. While the financial sector did well during the period, particularly in October, the fund was underweighted relative to the index in this sector, which hurt performance. Some individual holdings also didn't do as well as I had hoped. For example, Nucor's performance didn't keep pace with the rest of the fund due to softness in the steel industry.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SEVERAL MONTHS?
A. A lot depends on how well the economy does. Chances are it will be slower in 1997 than it was in 1996 because consumers are so extended on their borrowing, and that typically doesn't bode well for the economy. An equally compelling argument for a slowdown is that we're five years into a recovery, and that's a long time without a breather. I don't know if there will be a recession, but I doubt the economy will take off from the level it's at today. With a slower economy, you usually want to be in growth stocks, and I'll attempt to move the fund more into that type of stock as opportunities arise. Since the performance of growth stocks usually isn't dependent on the strength of the overall economy, I believe many of these stocks could do well even in a slower environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NOTE TO SHAREHOLDERS:
Effective January 7, 1997, Katherine Collins became manager of the fund. Ms. Collins joined Fidelity in 1990, and has worked as an analyst and manager.

FUND FACTS
GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations
START DATE: February 20, 1996
SIZE: as of November 30, 1996
,
more than $224 million
MANAGER: Jennifer Uhrig,
since inception; joined
Fidelity in 1987
(checkmark)
JENNIFER UHRIG ON THE
AEROSPACE INDUSTRY:
"The aerospace industry is
interesting because, similar to
other cyclical sectors, it goes
through some big up and down
periods. The last big up-cycle,
during the mid-to-late `80s, was
the biggest up-cycle ever. That
cycle came to a screeching halt
with the Gulf War in 1991.
Since then, there have been five
down years for the industry,
leading up to 1996, which many
expect will be the trough year
where airplane deliveries
bottom out.
"Boeing, for instance, will
produce about 215 planes in
1996. In 1997, Boeing's
expected to produce about 350
planes - a huge ramp-up.
Trend line demand - the
average demand required to
replace planes taken out of
service as well as to
accommodate the growth in
flying - is about 500 planes.
Typically, cycles should go
beyond their trend line on the
upside, just as they go below
the trend line on the downside.
Therefore, production could go
beyond 500 planes, assuming
Boeing maintains its market
share, which would provide
for several years of growth.
"As a way to invest in this
sector, I bought stocks in
mid-cap companies that serve
as suppliers to the major aircraft
manufacturers. My reasoning is
that the suppliers should
benefit from an increase in
production of new planes, since
aircraft manufacturers typically
outsource half of their
business to parts suppliers. In
addition, these suppliers
consolidated during the down
cycle, which bodes well for
profitability."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                     % OF FUND'S    % OF FUND'S
                                     INVESTMENTS    INVESTMENTS
                                                    IN THESE STOCKS
                                                    6 MONTHS AGO

Cytec Industries, Inc.               2.0            2.1

Mirage Resorts, Inc.                 1.5            1.1

UNUM Corp.                           1.3            0.9

Hexcel Corp.                         1.3            1.4

Thiokol Corp.                        1.2            1.6

Novellus System, Inc.                0.9            0.0

Sun International Hotels Ltd. Ord.   0.9            0.7

Chesapeake Energy Corp.              0.9            0.0

Federal National Mortgage            0.8            0.3
 Association

Household International, Inc.        0.8            2.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           22.1           16.4

Finance              12.7           10.9

Basic Industries     8.5            8.5

Retail & Wholesale   6.6            9.5

Energy               6.5            0.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 94.5
Row: 1, Col: 1, Value: 9.699999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 90.3
Stocks 95.5%
Bonds 0.1%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 2.4%
Stocks 90.3%
Bonds 0.0%
Short-term
investments 9.7%
FOREIGN
INVESTMENTS 3.3%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 3.4%
BE Aerospace, Inc. (a)  58,700 $ 1,353,733
Banner Aerospace, Inc. (a)  128,400  1,059,300
Gulfstream Aerospace Corp. (a)  49,500  1,188,000
Precision Castparts Corp.   7,900  370,313
Rohr Industries, Inc. (a)  13,600  238,000
Thiokol Corp.   57,450  2,642,700
Wyman-Gordon Co. (a)  37,200  795,150
  7,647,196
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   24,100  1,232,113
TOTAL AEROSPACE & DEFENSE   8,879,309
BASIC INDUSTRIES - 8.4%
CHEMICALS & PLASTICS - 3.2%
Carbide/Graphite Group, Inc. (The) (a)  8,200  157,850
Cytec Industries, Inc. (a)  124,000  4,588,000
International Specialty Products, Inc. (a)  22,600  274,025
McWhorter Technologies, Inc. (a)  28,000  556,500
Valspar Corp.   11,000  631,125
Witco Corp.   34,300  1,041,863
  7,249,363
IRON & STEEL - 2.3%
Hexcel Corp. (a)  159,100  2,883,688
Nucor Corp.   30,950  1,682,906
SPS Technologies, Inc. (a)  7,900  495,725
Steel Dynamics, Inc.   3,700  67,525
  5,129,844
METALS & MINING - 0.4%
IMCO Recycling, Inc.   40,800  668,100
Superior Telecom, Inc. (a)  6,400  120,000
  788,100
PACKAGING & CONTAINERS - 0.2%
Gaylord Container Corp. Class A (a)  77,600  494,700
PAPER & FOREST PRODUCTS - 2.3%
Boise Cascade Corp.   33,500  1,038,500
Champion International Corp.   38,640  1,661,520
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Jefferson Smurfit Corp. (a)  39,900 $ 538,650
Mail-Well, Inc. (a)  18,000  254,250
Mercer International, Inc. SBI   62,700  760,238
Stone Container Corp.   62,900  967,088
  5,220,246
TOTAL BASIC INDUSTRIES   18,882,253
CONGLOMERATES - 0.4%
AlliedSignal, Inc.   9,400  688,550
GenCorp, Inc.   2,900  53,650
Kysor Industrial Corp.   2,200  67,100
  809,300
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.4%
Sherwin-Williams Co.   15,900  902,325
CONSTRUCTION - 0.4%
DR Horton, Inc. (a)  16,200  170,100
Kaufman & Broad Home Corp.   34,050  438,394
McDermott (J. Ray) SA (a)  13,700  339,075
  947,569
ENGINEERING - 0.5%
MasTec, Inc. (a)  24,300  1,148,175
TOTAL CONSTRUCTION & REAL ESTATE   2,998,069
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.0%
Eaton Corp.   15,000  1,038,750
Federal-Mogul Corp.   18,700  416,075
Intermet Corp.   43,100  576,463
Lear Corp. (a)  16,400  588,350
Modine Manufacturing Co.   25,000  621,875
PACCAR, Inc.   17,600  1,170,400
  4,411,913
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.7%
Dupont Photomasks, Inc. (a)  37,400 $ 1,552,100
HOME FURNISHINGS - 0.6%
Furniture Brands International, Inc. (a)  66,300  820,463
Heilig-Meyers Co.   47,100  653,513
  1,473,976
TEXTILES & APPAREL - 0.7%
Cutter & Buck, Inc. (a)  2,700  28,350
Fruit of the Loom, Inc. Class A (a)  1,800  64,125
Liz Claiborne, Inc.   21,800  923,775
North Face, Inc. (a)  22,500  497,813
  1,514,063
TOTAL DURABLES   8,952,052
ENERGY - 6.5%
ENERGY SERVICES - 3.4%
Baker Hughes, Inc.   19,100  699,538
Energy Ventures, Inc. (a)  10,100  496,163
Falcon Drilling, Inc. (a)  14,100  564,000
Halliburton Co.   21,500  1,295,375
Marine Drilling Companies, Inc. (a)  22,300  354,013
Noble Drilling Corp. (a)  57,300  1,103,025
Tidewater, Inc.   26,700  1,168,125
Transocean Offshore, Inc.   7,300  439,825
Weatherford Enterra, Inc. (a)  45,900  1,399,950
  7,520,014
OIL & GAS - 3.1%
Belco Oil & Gas Corp. (a)  40,600  1,157,100
Chesapeake Energy Corp. (a)  29,700  1,941,638
Cooper Cameron Corp. (a)  19,100  1,255,825
Flores & Rucks, Inc. (a)  16,900  830,213
National-Oilwell, Inc. (a)  20,500  579,125
Tosco Corp.   10,600  806,925
Vastar Resources, Inc.   12,100  485,513
  7,056,339
TOTAL ENERGY   14,576,353
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 12.7%
BANKS - 1.1%
Fleet Financial Group, Inc.   25,700 $ 1,423,138
U.S. Bancorp  23,600  1,008,900
  2,432,038
CREDIT & OTHER FINANCE - 2.8%
Aames Financial Corp.   5,300  227,238
Associates First Capital Corp.   27,900  1,349,663
Beneficial Corp.   28,300  1,758,138
Green Tree Financial Corp.   29,700  1,243,688
Household International, Inc.   18,800  1,781,300
  6,360,027
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan Mortgage Corporation  10,450  1,193,913
Federal National Mortgage Association  45,200  1,864,500
Student Loan Marketing Association  17,300  1,662,963
  4,721,376
INSURANCE - 5.9%
AMBAC, Inc.   6,700  458,950
Allmerica Financial Corp.   14,200  470,375
American Bankers Insurance Group, Inc.   15,700  764,884
American Financial Group, Inc.   23,400  842,400
Arbatax International, Inc. (a)  68,050  452,533
Equitable of Iowa Companies   16,200  724,950
Life RE Corp.   27,900  1,028,813
MBIA, Inc.   12,500  1,264,063
MMI Companies, Inc.   7,900  243,913
Mercury General Corp.   2,200  125,400
Penncorp. Financial Group, Inc.   30,700  1,055,313
Progressive Corp.   13,600  948,600
Protective Life Corp.   24,300  987,188
Provident Companies, Inc.   19,600  820,750
Transatlantic Holdings, Inc.   1,900  151,288
UNUM Corp.   41,875  2,978,359
  13,317,779
SECURITIES INDUSTRY - 0.8%
Legg Mason, Inc.   25,800  1,002,975
Lehman Brothers Holdings, Inc.   22,000  640,750
  1,643,725
TOTAL FINANCE   28,474,945
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 5.0%
DRUGS & PHARMACEUTICALS - 0.3%
Guilford Pharmaceuticals, Inc. (a)  3,100 $ 54,638
Thermotrex Corp. (a)  16,300  554,200
  608,838
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
AmeriSource Health Corp. Class A (a)  12,600  496,125
Biopsys Medical, Inc. (a)  40,000  950,000
Cardinal Health, Inc.   9,475  792,347
Cygnus, Inc. (a)  15,100  186,863
Heartport, Inc. (a)  14,500  333,500
McKesson Corp.   18,000  1,012,500
Mentor Corp.   11,300  309,338
St. Jude Medical, Inc. (a)  41,900  1,749,325
Sunrise Medical, Inc. (a)  30,600  439,875
  6,269,873
MEDICAL FACILITIES MANAGEMENT - 1.9%
HEALTHSOUTH Rehabilitation Corp. (a)  42,100  1,584,013
Health Management Associates, Inc. Class A (a) 59,100 1,307,588 PacifiCare Health Systems, Inc. Class B (a) 17,800 1,477,400
  4,369,001
TOTAL HEALTH   11,247,712
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 0.2%
California Amplifier, Inc. (a)  46,100  374,563
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
IDEX Corp.   5,800  228,375
PRI Automation, Inc.   4,000  191,000
UCAR International, Inc. (a)  30,100  1,140,038
Watkins-Johnson Co.   54,100  1,406,600
  2,966,013
POLLUTION CONTROL - 0.9%
Allied Waste Industries, Inc. (a)  155,300  1,397,700
USA Waste Services, Inc.   19,900  641,775
  2,039,475
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,380,051
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 6.3%
BROADCASTING - 1.1%
American Telecasting, Inc. (a)  55,200 $ 434,700
Heartland Wireless Communications, Inc. (a)  42,700  517,738
Lin Television Corp. (a)  26,900  1,079,363
People's Choice TV Corp. (a)  58,500  372,938
Wireless One, Inc. (a)  1,600  15,000
  2,419,739
LODGING & GAMING - 3.5%
Circus Circus Enterprises, Inc. (a)  27,650  1,009,225
Hilton Hotels Corp.   27,200  795,600
International Game Technology Corp.   9,500  185,250
Mirage Resorts, Inc. (a)  141,700  3,418,513
Red Roof Inns, Inc. (a)   30,500  480,375
Sun International Hotels Ltd. Ord. (a)  40,600  2,014,775
  7,903,738
PUBLISHING - 1.3%
ACNielsen Corp.   19,100  331,863
Dun & Bradstreet Corp.   14,700  332,588
Hollinger International, Inc. Class A  159,500  1,754,500
Meredith Corp.   10,500  540,750
  2,959,701
RESTAURANTS - 0.4%
Rainforest Cafe, Inc. (a)  29,800  871,650
TOTAL MEDIA & LEISURE   14,154,828
NONDURABLES - 3.1%
BEVERAGES - 0.4%
Coors (Adolph) Co. Class B  46,100  916,238
HOUSEHOLD PRODUCTS - 0.4%
Safeskin Corp. (a)  15,600  807,300
TOBACCO - 2.3%
Dimon, Inc.   39,300  815,475
Philip Morris Companies, Inc.   16,000  1,650,000
RJR Nabisco Holdings Corp.   43,200  1,382,400
Schweitzer-Mauduit International, Inc.   18,100  597,300
Universal Corp.   29,100  836,625
  5,281,800
TOTAL NONDURABLES   7,005,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.0%
Bre-X Minerals Ltd. (a)  61,800 $ 954,785
Getchell Gold Corp. (a)  32,600  1,275,475
Greenstone Resources Ltd. (a)  8,200  109,370
  2,339,630
RETAIL & WHOLESALE - 6.6%
APPAREL STORES - 2.5%
Abercrombie & Fitch Co. (a)  24,200  444,675
Charming Shoppes, Inc. (a)  129,700  664,713
Footstar, Inc. (a)  10,853  222,487
Gymboree Corp. (a)  31,400  887,050
Just for Feet, Inc. (a)  14,100  333,113
Loehmanns, Inc. (a)  34,100  1,027,263
Ross Stores, Inc.   29,200  1,485,550
Talbots, Inc.   20,100  580,388
  5,645,239
DRUG STORES - 0.7%
CVS Corp.   37,700  1,550,413
GENERAL MERCHANDISE STORES - 0.9%
Hot Topic, Inc. (a)  31,200  585,000
Michaels Stores, Inc. (a)  13,400  134,000
Neiman-Marcus Group, Inc. (a)  39,300  1,365,675
  2,084,675
GROCERY STORES - 0.9%
Food Lion, Inc.:
 Class A  91,000  819,000
 Class B  9,600  85,800
Whole Foods Market, Inc. (a)  46,200  1,045,275
  1,950,075
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Circuit City Stores, Inc.   1,700  56,738
Fingerhut Companies, Inc.   43,700  546,250
Friedmans, Inc. Class A (a)  26,800  368,500
Gadzooks, Inc. (a)  44,400  1,265,400
Office Depot, Inc. (a)  21,200  413,400
Tiffany & Co., Inc.   25,040  923,350
  3,573,638
TOTAL RETAIL & WHOLESALE   14,804,040
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 4.6%
ADVERTISING - 0.7%
ADVO, Inc.   92,200 $ 1,164,025
Omnicom Group, Inc.   11,800  601,800
  1,765,825
EDUCATIONAL SERVICES - 1.0%
Strayer Education, Inc.   58,300  1,311,750
Sylvan Learning Systems (a)  32,700  854,288
  2,166,038
SERVICES - 2.9%
CDI Corp. (a)  31,600  920,350
Craig (Jenny), Inc. (a)  89,400  826,950
Lawyers Title Corp.   63,700  1,210,300
Medaphis Corp. (a)  74,600  773,975
Medpartners, Inc. (a)  41,772  950,313
National Education Corp. (a)  54,900  775,463
Regis Corp.   42,900  1,072,500
  6,529,851
TOTAL SERVICES   10,461,714
TECHNOLOGY - 22.1%
COMMUNICATIONS EQUIPMENT - 2.4%
Ascend Communications, Inc. (a)  25,000  1,778,125
Aspect Telecommunications Corp. (a)  21,800  1,188,100
Dynatech Corp. (a)  19,350  904,613
Tellabs, Inc. (a)  18,800  747,300
3Com Corp. (a)  10,500  788,813
  5,406,951
COMPUTER SERVICES & SOFTWARE - 8.6%
Advent Software, Inc. (a)  11,600  371,200
Baan Co. NV (a)  19,200  684,000
Barra, Inc. (a)  33,600  873,600
CUC International, Inc. (a)  60,300  1,590,413
Cadence Design Systems, Inc. (a)  13,600  542,300
CompUSA, Inc. (a)  26,000  1,170,000
Computer Learning Centers, Inc. (a)  41,900  1,047,500
Equifax, Inc.   30,000  982,500
Forte Software, Inc. (a)  16,400  520,700
GT Interactive Software, Inc. (a)  58,100  682,675
Health Systems Design Corp. (a)  45,500  364,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
International Network Services (a)  100 $ 3,200
Keane, Inc. (a)  22,500  1,189,688
McAfee Associates, Inc. (a)  18,600  888,150
Metromail Corp. (a)  20,300  469,438
Midway Games, Inc. (a)  6,700  151,588
Netscape Communications Corp. (a)  15,500  866,063
PeopleSoft, Inc. (a)  18,600  1,701,900
Rational Software Corp. (a)  8,200  289,050
Sabre Group Holdings, Inc. Class A (a)  45,300  1,325,025
Scopus Technology, Inc. (a)  19,000  710,125
Spectrum Holobyte, Inc. (a)  109,100  545,500
SunGard Data Systems, Inc. (a)  13,100  550,200
Sybase, Inc. (a)  43,200  761,400
Trusted Information Systems, Inc. (a)  300  3,600
Vantive Corp. (a)  31,200  1,076,400
  19,360,215
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Adaptec, Inc. (a)  24,200  901,450
Bay Networks, Inc. (a)  48,200  1,289,350
Bell & Howell Co. (a)  2,200  57,200
Compaq Computer Corp. (a)  7,900  626,075
Comverse Technology, Inc. (a)  5,500  187,000
Diebold, Inc.   7,600  453,150
Exabyte Corp. (a)  56,600  820,700
Kronos, Inc. (a)  16,550  471,675
SCI Systems, Inc. (a)  28,100  1,482,275
Sun Microsystems, Inc. (a)  13,900  809,675
Tech Data Corp. (a)  23,500  705,000
Wang Laboratories, Inc. (a)  2,700  57,038
  7,860,588
ELECTRONIC INSTRUMENTS - 3.2%
Applied Materials, Inc.   22,600  861,625
GenRad, Inc. (a)  32,900  727,913
KLA Instruments Corp.   10,200  362,100
Kulicke & Soffa Industries, Inc. (a)  40,000  810,000
Lam Research Corp. (a)  40,700  1,460,113
Novellus System, Inc. (a)  36,000  2,070,000
Teradyne, Inc. (a)  8,200  193,725
Varian Associates, Inc.   13,800  679,650
  7,165,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 4.1%
Actel Corp. (a)  32,500 $ 715,000
Cirrus Logic, Inc. (a)  33,200  651,550
Etec Systems, Inc.   1,300  38,188
Integrated Device Technology, Inc. (a)  62,200  773,613
Linear Technology Corp.   35,700  1,682,363
Maxim Integrated Products, Inc. (a)  15,400  714,175
OnTrak Systems, Inc. (a)  10,000  180,000
Solectron Corp. (a)  14,200  830,700
Speedfam International, Inc. (a)  82,400  1,678,900
Tencor Instruments (a)  60,900  1,621,463
Triumph Group, Inc. (a)  11,500  301,875
  9,187,827
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)  24,700  747,175
Polaroid Corp.   300  12,788
  759,963
TOTAL TECHNOLOGY   49,740,670
TRANSPORTATION - 1.8%
RAILROADS - 0.8%
Wisconsin Central Transportation Corp.   43,600  1,776,700
SHIPPING - 0.2%
Kirby Corp. (a)  23,200  461,100
TRUCKING & FREIGHT - 0.8%
Consolidated Freightways, Inc.   37,100  895,038
M.S. Carriers, Inc. (a)  16,100  305,900
Yellow Corp. (a)  42,400  636,000
  1,836,938
TOTAL TRANSPORTATION   4,074,738
UTILITIES - 5.4%
CELLULAR - 0.6%
Mobile Telecommunications Technologies, Inc. (a)  17,900  209,206
Nextel Communications, Inc. Class A (a)  33,800  507,000
360 Degrees Communications Co. (a)  30,600  726,750
  1,442,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.8%
Ameritech Corp.   29,100 $ 1,713,263
BellSouth Corp.   22,000  888,250
Cincinnati Bell, Inc.   4,800  286,200
GTE Corp.   31,400  1,409,075
LCI International, Inc. (a)  38,700  1,262,588
MFS Communications, Inc.   31,900  1,539,175
NYNEX Corp.   31,700  1,470,088
Pacific Telesis Group  39,300  1,454,100
SBC Communications, Inc.   14,700  773,588
  10,796,327
TOTAL UTILITIES   12,239,283
TOTAL COMMON STOCKS
(Cost $199,843,565)   215,020,285
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.1%
Hexcel Corp. 7%, 8/1/03  B2 $ 100,000  130,750
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Charming Shoppers, Inc. 7 1/2%, 7/15/06  B2  40,000  40,000
TOTAL CONVERTIBLE BONDS
(Cost $140,000)   170,750
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 9,827,674  9,823,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $209,806,565)  $ 225,014,035
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $210,255,252. Net unrealized appreciation aggregated $14,758,783, of which $25,022,383 related to appreciated investment securities and $10,263,600 related to depreciated investment securities.
The fund hereby designates approximately $94,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $867,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                  $ 225,014,035
agreements of $9,823,000) (cost $209,806,565) -
See accompanying schedule

Cash                                                                       40,833

Receivable for investments sold                                            1,471,395

Receivable for fund shares sold                                            505,637

Dividends receivable                                                       142,806

Interest receivable                                                        3,517

Prepaid expenses                                                           15,091

 TOTAL ASSETS                                                              227,193,314

LIABILITIES

Payable for investments purchased                           $ 2,035,563

Payable for fund shares redeemed                             207,212

Accrued management fee                                       103,124

Distribution fees payable                                    101,568

Other payables and accrued expenses                          140,140

 TOTAL LIABILITIES                                                         2,587,607

NET ASSETS                                                                $ 224,605,707

Net Assets consist of:

Paid in capital                                                           $ 206,742,828

Accumulated net investment (loss)                                          (60,692)

Accumulated undistributed net realized gain (loss) on                      2,716,101
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              15,207,470
investments

NET ASSETS                                                                $ 224,605,707

CALCULATION OF MAXIMUM OFFERING PRICE                                      $11.70
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,239,305 (divided by) 105,961 shares)

Maximum offering price per share (100/94.75 of $11.70)                     $12.35

CLASS B:                                                                   $11.61
NET ASSET VALUE and offering price per share
 ($32,726,738 (divided by) 2,817,836 shares) A

CLASS T:                                                                   $11.70
NET ASSET VALUE and redemption price per share
 ($187,039,655 (divided by) 15,988,394 shares)

Maximum offering price per share (100/96.50 of $11.70)                     $12.12

INSTITUTIONAL CLASS:                                                       $11.70
NET ASSET VALUE, offering price and redemption price per

 share ($3,600,009 (divided by) 307,653 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS)
 TO  NOVEMBER 30, 1996

INVESTMENT INCOME                                                       $ 734,748
Dividends

Interest                                                                 585,591

 TOTAL INCOME                                                            1,320,339

EXPENSES

Management fee                                             $ 644,430

Transfer agent fees                                         534
Class A

 Class B                                                    36,945

 Class T                                                    229,596

 Institutional Class                                        3,174

Distribution fees                                           408
Class A

 Class B                                                    137,775

 Class T                                                    460,775

Accounting fees and expenses                                65,738

Non-interested trustees' compensation                       375

Custodian fees and expenses                                 32,066

Registration fees                                           10,854
Class A

 Class B                                                    56,065

 Class T                                                    116,822

 Institutional Class                                        41,392

Audit                                                       24,968

Legal                                                       78

Miscellaneous                                               4,301

 Total expenses before reductions                           1,866,296

 Expense reductions                                         (45,012)     1,821,284

NET INVESTMENT INCOME (LOSS)                                             (500,945)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,999,620

 Futures contracts                                          156,734      3,156,354

Change in net unrealized appreciation (depreciation) on                  15,207,470
investment securities

NET GAIN (LOSS)                                                          18,363,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 17,862,879
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                         FEBRUARY 20, 1996
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS) TO
                                                                         NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                               $ (500,945)
Net investment income (loss)

 Net realized gain (loss)                                                 3,156,354

 Change in net unrealized appreciation (depreciation)                     15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          17,862,879

Share transactions - net increase (decrease)                              206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 224,605,707

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $60,692)    $ 224,605,707


FINANCIAL HIGHLIGHTS - CLASS A
                                                       SEPTEMBER 3, 1996
                                                        (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                        NOVEMBER 30,

                                                        1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.74

Income from Investment Operations

 Net investment income (loss)                                   (.01)

 Net realized and unrealized gain (loss)                        .97

 Total from investment operations                               .96

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,239

Ratio of expenses to average net assets                         1.56% A,
                                                                E

Ratio of net investment income (loss) to average net assets     (.33)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate F                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
                                                      FEBRUARY 20, 1996
                                                      (COMMENCEMENT
                                                      OF OPERATIONS) TO
                                                      NOVEMBER 30,

                                                      1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        (.10)

 Net realized and unrealized gain (loss)                             1.71

 Total from investment operations                                    1.61

Net asset value, end of period                                      $ 11.61

TOTAL RETURN B, C                                                    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 32,727

Ratio of expenses to average net assets                              2.38% A

Ratio of expenses to average net assets after expense reductions     2.37% A,
                                                                     E

Ratio of net investment income (loss) to average net assets          (1.14)%
                                                                    A

Portfolio turnover                                                   101% A

Average commission rate F                                           $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
                                                       FEBRUARY 20, 1996
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30,

                                                       1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.03)

 Net realized and unrealized gain (loss)                        1.73

 Total from investment operations                               1.70

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 187,040

Ratio of expenses to average net assets                         1.60% A

Ratio of net investment income (loss) to average net assets     (.37)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate E                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       FEBRUARY 20, 1996
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30,

                                                       1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.02)

 Net realized and unrealized gain (loss)                        1.72

 Total from investment operations                               1.70

Net asset value, end of period                                 $ 11.70

TOTAL RETURN B, C                                               17.00%

Ratios and Supplemental Data

Net assets, end of period (000 omitted)                        $ 3,600

Ratio of expenses to average net assets                         1.50% A,
                                                                E

Ratio of net investment income (loss) to average net assets     (.27)%
                                                               A

Portfolio turnover                                              101% A

Average commission rate F                                      $ .0382

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $297,571,199 and $101,087,145, respectively.
The market value of futures contracts opened and closed during the period amounted to $14,630,558 and $14,787,292, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $408, $137,775, and $460,775 under the Class A, Class B, and Class T Plans, of which $408, $34,445, and $460,775 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $25,943 and $1,836,711 on sales of Class A and Class T shares of the fund, of which $21,509 and $1,532,192 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $20,844 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .33%, .27%, .25%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $72,019 for the period.
11. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.50%, 2.00%, and 1.50% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $9,723 and $33,668 for Class A and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $150 under this arrangement.
5. EXPENSE REDUCTIONS -
CONTINUED
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,471 under the custodian arrangement.
12. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           NOVEMBER 30,    NOVEMBER 30,

                           1996 A, B       1996 A, B



CLASS A                     106,629        $ 1,202,595
Shares sold

Shares redeemed             (668)           (7,639)

Net increase (decrease)     105,961        $ 1,194,956

CLASS B                     2,990,066      $ 32,264,842
Shares sold

Shares redeemed             (172,230)       (1,849,188)

Net increase (decrease)     2,817,836      $ 30,415,654

CLASS T                     19,947,368     $ 215,644,919
Shares sold

Shares redeemed             (3,958,974)     (43,721,153)

Net increase (decrease)     15,988,394     $ 171,923,766

INSTITUTIONAL CLASS         310,259        $ 3,236,523
Shares sold

Shares redeemed             (2,606)         (28,071)

Net increase (decrease)     307,653        $ 3,208,452

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Mid Cap Fund as of November 30, 1996, the results of its operations, the changes in its net assets. and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Mid Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/23/96 12/20/96 $.02 $.20



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox  *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

LARGE CAP
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       13   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              14   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996    LIFE OF
                                  FUND

Advisor Large Cap - Class A       18.30%

Advisor Large Cap - Class A       12.09%
(incl. max. 5.25% sales charge)

S&P 500 (registered trademark)    18.90%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961210 085109 S00000000000001
             FA Large Cap -CL A          SP Standard & Poor 500
             00250                       SP001
  1996/02/20       9475.00                    10000.00
  1996/02/29       9503.43                     9891.39
  1996/03/31       9531.85                     9986.65
  1996/04/30       9598.18                    10133.85
  1996/05/31       9797.15                    10395.20
  1996/06/30       9844.53                    10434.81
  1996/07/31       9370.78                     9973.80
  1996/08/31       9673.98                    10184.14
  1996/09/30      10327.75                    10757.31
  1996/10/31      10441.45                    11053.99
  1996/11/29      11208.93                    11889.57
IMATRL PRASUN   SHR__CHT 19961130 19961210 085111 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,209 - a 12.09% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,890 - an 18.90% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996    LIFE OF
                                  FUND

Advisor Large Cap - Class T       18.20%

Advisor Large Cap - Class T       14.06%
(incl. max. 3.50% sales charge)

S&P 500 (registered trademark)    18.90%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961210 085906 S00000000000001
             FA Large Cap -CL T          SP Standard & Poor 500
             00534                       SP001
  1996/02/20       9650.00                    10000.00
  1996/02/29       9678.95                     9891.39
  1996/03/31       9707.90                     9986.65
  1996/04/30       9775.45                    10133.85
  1996/05/31       9978.10                    10395.20
  1996/06/30      10026.35                    10434.81
  1996/07/31       9543.85                     9973.80
  1996/08/31       9852.65                    10184.14
  1996/09/30      10518.50                    10757.31
  1996/10/31      10634.30                    11053.99
  1996/11/29      11406.30                    11889.57
IMATRL PRASUN   SHR__CHT 19961130 19961210 085908 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,406 - a 14.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,890 - an 18.90% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED NOVEMBER 30, 1996               LIFE OF
                                             FUND

Advisor Large Cap - Class B                  17.70%

Advisor Large Cap - Class B                  12.70%
(incl. contingent deferred sales charge) 1

S&P 500 (registered trademark)               18.90%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE LIFE OF FUND TOTAL RETURN WOULD HAVE BEEN 13.70%.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Large Cap CL B           S&P 500 Index
             00535                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                     9891.39
  1996/03/31      10060.00                     9986.65
  1996/04/30      10120.00                    10133.85
  1996/05/31      10330.00                    10395.20
  1996/06/30      10370.00                    10434.81
  1996/07/31       9860.00                     9973.80
  1996/08/31      10180.00                    10184.14
  1996/09/30      10860.00                    10757.31
  1996/10/31      10970.00                    11053.99
  1996/11/30      11270.00                    11889.57
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started, and the applicable contingent deferred sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,270 - a 12.70% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,890 - an 18.90% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the period that ended November 30, 1996, the fund's Class A shares had a total return of 18.30% since the fund's inception on February 20, 1996. The fund's Class T shares and Class B shares returned 18.20% and 17.70%, respectively. For the same period, the Standard & Poor's 500 Index returned 18.90%.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTING CLIMATE DURING THE PERIOD?
A. It's been pretty benign. Interest rates, after rising early in the year, were flat to down over the past six months. Corporate earnings have come in stronger than expected. According to Dow Jones, net income rose 27% on a year-over-year basis during the third quarter, after a 19% increase in the second quarter and flat earnings at the beginning of the year. This combination of good earnings growth and an absence of rising rates allowed the market to post solid returns during the period.
Q. BEFORE WE BEGIN, WOULD YOU MIND SUMMARIZING WHAT YOU LOOK FOR IN A
COMPANY?
A. Basically, I look for companies that offer three things: strong short-term earnings momentum, good long-term earnings growth and attractive valuations. I'm looking for companies that have built some type of sustainable competitive advantage in manufacturing, distribution, marketing or R&D. I believe these are the types of companies that can grow their earnings faster than the market over the long-term and that may offer a few positive short-term earnings surprises.
Q. LET'S LOOK AT SOME OF THE MAJOR INDUSTRY AREAS IN THE FUND. WHAT HAPPENED WITH TECHNOLOGY?
A. Technology stocks were a mixed bag. Earlier in the period, we saw rising inventories, weakening demand and negative earnings announcements from some of the larger tech companies. Since the market correction in July, however, not only have the valuations of technology stocks improved, but their businesses have shown improvement. Inventories are being worked down and demand has increased - as evident in the uptick in the semiconductor industry's book-to-bill ratio. As a result, compared to the fund's index, I've overweighted the technology sector in the fund during the period. Some tech stocks I favored included chip-maker Intel - which reported a 41% year-over-year earnings gain for the third quarter - semiconductor company Adaptec, IBM and networking firm Cisco Systems.
Q. WHAT TYPE OF COMPANY DID YOU LOOK FOR IN HEALTH CARE?
A. I liked pharmaceuticals. Health care stocks, particularly pharmaceuticals, did well over the period as demand remained strong and earnings projections were generally met or beaten. In a nutshell, pharmaceutical usage is increasing fairly rapidly, driven by an aging population - Baby Boomers are entering their higher prescription-usage years - and an acceleration of new drug approvals by the FDA. Additionally, an increasing number of people belong to managed care organizations - which typically have higher per member drug utilization than traditional indemnity health insurance plans.
Q. THE FUND ALSO HAS A FAIRLY LARGE POSITION IN FINANCE STOCKS. WHAT'S THE STORY THERE?
A. I've been able to find many financial companies that have moved away from traditional banking activities - which depend on the direction of interest rates - and more toward fee-based financial services. This has added more stability and predictability to their earnings stream, which is often reflected in higher price-to-earnings multiples. Additionally, the traditional banking industry has improved earnings through consolidation, balance sheet restructuring and cost cutting.
Q. WAS THERE ONE AREA THAT PROVED DISAPPOINTING?
A. The fund was hurt by exposure in the telecommunications area - specifically, its positions in long-distance and local telephone companies. AT&T - which the fund no longer owns - didn't perform as well as I anticipated, as it lost 10% of its value when it announced its earnings would be adversely effected by a slowdown in the consumer long-distance market. In addition, as investors began to sort out the ramifications of the telecommunications law enacted earlier this year, it appeared the law would hurt local phone companies in the short term by opening up their markets to long-distance carriers.
Q. WHAT DO YOU SEE GOING FORWARD?
A. Earnings growth and interest rates have the most impact on stock market performance. Since I don't try to predict where rates are going, I'll stick to my basic philosophy of looking for companies that offer short-term earnings momentum, long-term earnings growth and good valuations. If rates stay where they are, and earnings growth momentum can be sustained, the market should stay healthy. If something significant happens - be it a rate hike or a recession - it could be a different ballgame.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in equity securities of
companies with large market
capitalizations
START DATE: February 20, 1996
SIZE: as of November 30,
1996, more than $45 million
MANAGER: Tom Sprague,
since March 26, 1996; joined
Fidelity in 1989
(checkmark)
TOM SPRAGUE COMPARES AND
CONTRASTS LARGE AND SMALL
COMPANIES:
"Large companies have
typically been around longer
and are more entrenched
within their marketplaces. So,
they're able to develop
capabilities smaller
companies just can't compete
with. A good large company
has lots of weapons in its
arsenal. Take a company like
Walt Disney, for example,
which rarely has "down"
earnings. If it's looking at a
weak period, it just dips
into its film archives and
re-releases "Snow White," for
instance. This gives it a boost
in earnings that smaller movie
companies can't match.
"The drawback to larger
companies is that because of
their sheer size, they normally
don't exhibit the rapid
growth rate typified by smaller
companies. Smaller
companies can also react to
market shifts more quickly."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

International Business Machines    2.6            3.0
Corp.

General Electric Co.               2.0            2.3

Merck & Co., Inc.                  1.8            1.4

Owens-Illinois, Inc.               1.7            1.4

Phillip Morris Companies, Inc.     1.6            2.1

Cisco Systems, Inc.                1.6            1.3

Adaptec, Inc.                      1.5            1.3

Allstate Corp.                     1.5            1.2

American Home Products Corp.       1.4            0.9

Columbia/HCA Healthcare Corp.      1.4            1.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           21.5           18.1

Health               12.7           15.0

Finance              10.7           9.1

Retail & Wholesale   9.3            9.3

Nondurables          7.0            8.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 9.300000000000001
Row: 1, Col: 2, Value: 40.7
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 41.0
Row: 1, Col: 3, Value: 50.0
Stocks 90.7%
Short-term
investments 9.3%
FOREIGN
INVESTMENTS 3.7%
Stocks 91.0%
Short-term
investments 9.0%
FOREIGN
INVESTMENTS 2.9%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp.   2,470 $ 223,828
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   300  20,850
Monsanto Co.   5,250  208,688
Praxair, Inc.   6,690  325,301
  554,839
PACKAGING & CONTAINERS - 2.1%
Owens-Illinois, Inc. (a)  42,340  783,290
Tupperware Corp.   3,130  165,890
  949,180
PAPER & FOREST PRODUCTS - 0.1%
Kimberly-Clark Corp.   600  58,650
TOTAL BASIC INDUSTRIES   1,562,669
CONGLOMERATES - 1.6%
AlliedSignal, Inc.   4,840  354,530
Tyco International Ltd.   6,880  376,680
  731,210
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   3,760  213,380
DURABLES - 3.1%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Snap-on Tools Corp.   8,570  310,663
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.   7,370  279,139
Newell Co.   3,600  111,600
  390,739
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   8,900  272,563
TEXTILES & APPAREL - 1.0%
Jones Apparel Group, Inc. (a)  3,140  96,555
Nine West Group, Inc. (a)  3,200  151,600
Warnaco Group, Inc. Class A  7,070  188,239
  436,394
TOTAL DURABLES   1,410,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 4.3%
ENERGY SERVICES - 1.8%
Dresser Industries, Inc.   5,500 $ 180,125
Halliburton Co.   6,500  391,625
Schlumberger Ltd.   2,530  263,120
  834,870
OIL & GAS - 2.5%
Anadarko Petroleum Corp.   2,150  143,781
British Petroleum PLC ADR  4,231  587,051
Royal Dutch Petroleum Co. ADR  2,430  412,796
  1,143,628
TOTAL ENERGY   1,978,498
FINANCE - 10.7%
BANKS - 2.4%
Bank of New York Co., Inc.   12,980  465,658
NationsBank Corp.   5,930  614,496
  1,080,154
CREDIT & OTHER FINANCE - 1.2%
American Express Co.   6,430  335,968
Household International, Inc.   2,430  230,243
  566,211
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  4,160  475,280
Federal National Mortgage Association  15,170  625,763
  1,101,043
INSURANCE - 4.7%
AMBAC, Inc.   1,800  123,300
Aetna, Inc.   8,150  587,819
Allstate Corp.   11,480  691,670
American International Group, Inc.   2,000  230,000
MBIA, Inc.   3,380  341,803
UNUM Corp.   2,190  155,764
  2,130,356
TOTAL FINANCE   4,877,764
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 5.8%
Allergan, Inc.   280 $ 8,995
American Home Products Corp.   10,020  643,785
Bristol-Myers Squibb Co.   3,890  442,488
Merck & Co., Inc.   9,770  810,910
Pfizer, Inc.   2,050  183,731
Schering-Plough Corp.   3,230  230,138
SmithKline Beecham PLC ADR  4,380  301,673
  2,621,720
MEDICAL EQUIPMENT & SUPPLIES - 3.6%
Baxter International, Inc.   5,740  243,950
Becton, Dickinson & Co.   10,920  458,640
Bergen Brunswig Corp. Class A  11,840  322,640
Cardinal Health, Inc.   960  80,280
Johnson & Johnson  5,940  315,563
St. Jude Medical, Inc. (a)  5,670  236,723
  1,657,796
MEDICAL FACILITIES MANAGEMENT - 3.3%
Columbia/HCA Healthcare Corp.   15,930  637,200
HEALTHSOUTH Rehabilitation Corp. (a)   1,200  45,150
Health Management Associates, Inc. Class A (a)  9,495  210,077
Health Care & Retirement Corp. (a)  6,855  187,656
PacifiCare Health Systems, Inc. Class B (a)  2,600  215,800
Tenet Healthcare Corp. (a)  8,800  196,900
  1,492,783
TOTAL HEALTH   5,772,299
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 2.0%
General Electric Co.   8,800  915,200
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Caterpillar, Inc.   5,700  451,013
Ingersoll-Rand Co.   4,640  215,760
Stanley Works  12,700  374,650
  1,041,423
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,956,623
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 5.1%
ENTERTAINMENT - 0.5%
Carnival Cruise Lines, Inc. Class A  4,140 $ 130,928
Disney (Walt) Co.   1,000  73,750
  204,678
LEISURE DURABLES & TOYS - 0.3%
Hasbro, Inc.   3,400  139,825
LODGING & GAMING - 2.3%
HFS, Inc. (a)  5,940  384,615
Hilton Hotels Corp.   3,600  105,300
La Quinta Motor Inns, Inc.   7,500  144,375
Marriott International, Inc.   5,750  320,563
Mirage Resorts, Inc. (a)  3,700  89,263
  1,044,116
PUBLISHING - 1.3%
Knight-Ridder, Inc.   3,760  157,920
Scholastic Corp. (a)   2,370  176,565
Times Mirror Co. Class A  4,870  255,066
  589,551
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  10,590  195,915
Rainforest Cafe, Inc. (a)   4,500  131,625
  327,540
TOTAL MEDIA & LEISURE   2,305,710
NONDURABLES - 7.0%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   2,950  205,763
BEVERAGES - 0.9%
Coca-Cola Co. (The)  3,080  157,465
PepsiCo, Inc.   7,880  235,415
  392,880
FOODS - 1.4%
ConAgra, Inc.   2,090  111,031
General Mills, Inc.   3,350  212,725
Ralston Purina Group  1,880  143,820
Sysco Corp.   4,570  155,951
  623,527
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 1.8%
First Brands Corp.   6,620 $ 189,498
Gillette Co.   2,500  184,375
Procter & Gamble Co.   4,110  446,963
  820,836
TOBACCO - 2.5%
Philip Morris Companies, Inc.   7,090  731,156
RJR Nabisco Holdings Corp.   12,560  401,920
  1,133,076
TOTAL NONDURABLES   3,176,082
RETAIL & WHOLESALE - 9.3%
APPAREL STORES - 1.0%
Gymboree Corp. (a)  13,160  371,770
Payless ShoeSource, Inc. (a)   2,100  82,163
  453,933
DRUG STORES - 1.8%
Eckerd Corp. (a)  4,360  150,420
General Nutrition Companies, Inc. (a)   16,850  290,663
Rite Aid Corp.   9,610  380,796
  821,879
GENERAL MERCHANDISE STORES - 1.5%
Dollar General Corp.   4,663  134,047
Sears, Roebuck & Co.   11,400  567,150
  701,197
GROCERY STORES - 0.7%
Kroger Co. (The) (a)  5,600  258,300
Safeway, Inc. (a)  1,200  48,750
  307,050
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
Circuit City Stores, Inc.   6,530  217,939
Lowe's Companies, Inc.   9,270  376,594
PETsMART, Inc. (a)  15,460  394,230
Staples, Inc. (a)  10,800  213,300
Toys "R" Us, Inc. (a)   18,340  632,730
Viking Office Products, Inc. (a)  3,400  106,463
  1,941,256
TOTAL RETAIL & WHOLESALE   4,225,315
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.3%
ADVERTISING - 0.7%
Omnicom Group, Inc.   5,870 $ 299,370
SERVICES - 0.6%
Block (H&R), Inc.   3,540  103,545
Service Corp. International  5,680  171,110
  274,655
TOTAL SERVICES   574,025
TECHNOLOGY - 21.5%
COMMUNICATIONS EQUIPMENT - 4.7%
Ascend Communications, Inc. (a)  8,000  569,000
Aspect Telecommunications Corp. (a)  1,500  81,750
Cisco Systems, Inc. (a)  10,650  722,869
Network General Corp. (a)  17,400  420,863
Pairgain Technologies, Inc. (a)  1,400  89,425
3Com Corp. (a)   3,320  249,415
  2,133,322
COMPUTER SERVICES & SOFTWARE - 5.1%
America Online, Inc. (a)  4,070  143,976
American Management Systems, Inc. (a)  6,100  216,931
Automatic Data Processing, Inc.   8,730  374,299
CUC International, Inc. (a)  21,511  567,339
Ceridian Corp. (a)   2,300  110,688
Computer Sciences Corp. (a)   2,770  217,791
Electronic Data Systems Corp.   3,150  152,381
Equifax, Inc.   4,990  163,423
Oracle Systems Corp. (a)   3,700  181,300
PeopleSoft, Inc. (a)  1,400  128,100
SunGard Data Systems, Inc. (a)   1,300  54,600
  2,310,828
COMPUTERS & OFFICE EQUIPMENT - 6.8%
Adaptec, Inc. (a)   18,800  700,300
Bay Networks, Inc. (a)  14,080  376,640
Comdisco, Inc.   2,900  94,250
Compaq Computer Corp. (a)  3,160  250,430
International Business Machines Corp.   7,540  1,201,688
Pitney Bowes, Inc.   8,160  481,440
  3,104,748
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.9%
Analog Devices, Inc. (a)  8,100 $ 260,213
Intel Corp.   5,000  634,375
Linear Technology Corp.   13,300  626,763
Maxim Integrated Products, Inc. (a)  5,280  244,860
  1,766,211
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   5,800  469,800
TOTAL TECHNOLOGY   9,784,909
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   7,100  331,925
UTILITIES - 4.7%
CELLULAR - 1.1%
360 Degrees Communications Co. (a)   12,030  285,713
Vodafone Group PLC sponsored ADR  5,530  239,173
  524,886
TELEPHONE SERVICES - 3.6%
Ameritech Corp.   6,340  373,268
Cincinnati Bell, Inc.   1,600  95,400
Frontier Corp.   6,830  179,288
LCI International, Inc. (a)  4,400  143,550
MCI Communications Corp.   5,700  173,850
SBC Communications, Inc.   9,740  512,568
WorldCom, Inc. (a)  6,560  151,700
  1,629,624
TOTAL UTILITIES   2,154,510
TOTAL COMMON STOCKS
(Cost $36,292,454)   41,279,106
CASH EQUIVALENTS - 9.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 4,232,013 $ 4,230,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $40,522,454)  $ 45,509,106
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $40,583,197. Net unrealized appreciation aggregated $4,925,909, of which $5,248,715 related to appreciated investment securities and $322,806 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                $ 45,509,106
agreements of $4,230,000) (cost $40,522,454) -
See accompanying schedule

Cash                                                                     919

Receivable for fund shares sold                                          185,061

Dividends receivable                                                     45,393

Prepaid expenses                                                         15,091

 TOTAL ASSETS                                                            45,755,570

LIABILITIES

Payable for investments purchased                           $ 141,757

Payable for fund shares redeemed                             21,536

Accrued management fee                                       13,471

Distribution fees payable                                    17,385

Other payables and accrued expenses                          59,727

 TOTAL LIABILITIES                                                       253,876

NET ASSETS                                                              $ 45,501,694

Net Assets consist of:

Paid in capital                                                         $ 40,315,277

Accumulated undistributed net realized gain (loss)                       199,765
on investments

Net unrealized appreciation (depreciation) on                            4,986,652
investments

NET ASSETS                                                              $ 45,501,694

CALCULATION OF MAXIMUM OFFERING PRICE                                    $11.83
CLASS A:
NET ASSET VALUE and redemption price per share
 ($502,504 (divided by) 42,474 shares)

Maximum offering price per share (100/94.75 of $11.83)                   $12.49

CLASS B:                                                                 $11.77
NET ASSET VALUE and offering price per share
 ($9,721,442 (divided by) 825,843 shares) A

CLASS T:                                                                 $11.82
NET ASSET VALUE and redemption price per share
 ($26,133,498 (divided by) 2,210,378 shares)

Maximum offering price per share (100/96.50 of $11.82)                   $12.25

INSTITUTIONAL CLASS:                                                     $11.86
NET ASSET VALUE, offering price and redemption price per

 share ($9,144,250 (divided by) 771,165 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS)
 TO NOVEMBER 30, 1996

INVESTMENT INCOME                                                       $ 228,266
Dividends

Interest                                                                 82,008

 TOTAL INCOME                                                            310,274

EXPENSES

Management fee                                             $ 100,564

Transfer agent fees                                         216
Class A

 Class B                                                    8,141

 Class T                                                    24,123

 Institutional Class                                        5,999

Distribution fees                                           161
Class A

 Class B                                                    29,159

 Class T                                                    49,326

Accounting fees and expenses                                46,209

Non-interested trustees' compensation                       55

Custodian fees and expenses                                 26,475

Registration fees                                           9,945
Class A

 Class B                                                    44,522

 Class T                                                    47,087

 Institutional Class                                        44,349

Audit                                                       28,909

Legal                                                       14

Miscellaneous                                               197

 Total expenses before reductions                           465,451

 Expense reductions                                         (136,896)    328,555

NET INVESTMENT INCOME (LOSS)                                             (18,281)

REALIZED AND UNREALIZED GAIN (LOSS)                                      218,046
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  4,986,652
investment securities

NET GAIN (LOSS)                                                          5,204,698

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 5,186,417
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 20, 1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ (18,281)
Net investment income (loss)

 Net realized gain (loss)                                            218,046

 Change in net unrealized appreciation (depreciation)                4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     5,186,417

Share transactions - net increase (decrease)                         40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            45,501,694

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
                                              SEPTEMBER 3, 1996
                                              (COMMENCEMENT
                                              OF OPERATIONS) TO

                                              NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.21

Income from Investment Operations

 Net investment income                                   .00

 Net realized and unrealized gain (loss)                 1.62

 Total from investment operations                        1.62

Net asset value, end of period                          $ 11.83

TOTAL RETURN B, C                                        15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 503

Ratio of expenses to average net assets                  1.75% A, E

Ratio of net investment income to average net assets     .11% A

Portfolio turnover                                       59% A

Average commission rate F                               $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
                                                   FEBRUARY 20, 1996
                                                   (COMMENCEMENT
                                                   OF OPERATIONS) TO

                                                   NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)

 Net realized and unrealized gain (loss)                        1.82

 Total from investment operations                               1.77

Net asset value, end of period                                 $ 11.77

TOTAL RETURN B, C                                               17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 9,721

Ratio of expenses to average net assets                         2.50% A, E

Ratio of net investment income (loss) to average net assets     (.64)% A

Portfolio turnover                                              59% A

Average commission rate F                                      $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
                                                   FEBRUARY 20, 1996
                                                  (COMMENCEMENT
                                                  OF OPERATIONS) TO

                                                  NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.01)

 Net realized and unrealized gain (loss)                        1.83

 Total from investment operations                               1.82

Net asset value, end of period                                 $ 11.82

TOTAL RETURN B, C                                               18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 26,133

Ratio of expenses to average net assets                         2.00% A, E

Ratio of net investment income (loss) to average net assets     (.14)% A

Portfolio turnover                                              59% A

Average commission rate F                                      $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        FEBRUARY 20, 1996
                                                       (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                       NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                             $ 10.00

Income from Investment Operations

 Net investment income                                             .03

 Net realized and unrealized gain (loss)                           1.83

 Total from investment operations                                  1.86

Net asset value, end of period                                    $ 11.86

TOTAL RETURN B, C                                                  18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $ 9,144

Ratio of expenses to average net assets                           1.50% A, E

Ratio of expenses to average net assets after expense reductions   1.48% A, G

Ratio of net investment income to average net assets               .38% A

Portfolio turnover                                                 59% A

Average commission rate F                                         $ .0306

A ANNUALIZED
B TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $45,636,722 and $9,562,314, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $161, $29,159, and $49,326 under the Class A, Class B, and Class T Plans, of which
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN -
CONTINUED
$161, $7,479, and $49,326 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occuring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $1,495 and $203,839 on sales of Class A and Class T shares of the fund, of which $19 and $171,497 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $5,900 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B,and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES -
CONTINUED
except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .34%, .28%, .24%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,248 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.50%, 2.00%, and 1.50% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $9,578, $42,204, $43,648, and $40,416 for Class A, Class B, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $35 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agents whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $85 under the custodian arrangement, and Institutional Class expenses were reduced by $930 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           NOVEMBER 30,    NOVEMBER 30,

                           1996 A, B       1996 A, B



CLASS A                     42,933         $ 469,990
Shares sold

Shares redeemed             (459)           (4,991)

Net increase (decrease)     42,474         $ 464,999

CLASS B                     859,428        $ 9,066,601
Shares sold

Shares redeemed             (33,585)        (354,172)

Net increase (decrease)     825,843        $ 8,712,429

CLASS T                     2,758,551      $ 28,830,863
Shares sold

Shares redeemed             (548,173)       (5,771,968)

Net increase (decrease)     2,210,378      $ 23,058,895

INSTITUTIONAL CLASS         774,817        $ 8,117,325
Shares sold

Shares redeemed             (3,652)         (38,371)

Net increase (decrease)     771,165        $ 8,078,954

A SHARE TRANSACTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES)
TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 12.8% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Large Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Large Cap Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Large Cap Fund as of November 30,1996, the results of its operations, the changes in its net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
        Class A 12/23/96 12/20/96 $- $.04
 1/6/97 1/3/97 $- $.04
        Class B 12/23/96 12/20/96 $- $.04
 1/6/97 1/3/97 $- $.01
        Class T 12/23/96 12/20/96 $- $.04
 1/6/97 1/3/97            $- $.02


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional
Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

LARGE CAP
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and
                              liabilities, operations, and changes
                              in net assets, as well as financial
                              highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            32


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURN
PERIOD ENDED NOVEMBER 30, 1996    LIFE OF
                                  FUND

Advisor Large Cap Fund -          18.60%
Institutional Class

S&P 500 (registered trademark)    18.90%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class has performed at a constant rate each year. Since the fund is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961219 140805 S00000000000001
             FA Large Cap -CL I          SP Standard & Poor 500
             00536                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                     9891.39
  1996/03/31      10060.00                     9986.65
  1996/04/30      10140.00                    10133.85
  1996/05/31      10350.00                    10395.20
  1996/06/30      10400.00                    10434.81
  1996/07/31       9900.00                     9973.80
  1996/08/31      10220.00                    10184.14
  1996/09/30      10910.00                    10757.31
  1996/10/31      11040.00                    11053.99
  1996/11/29      11860.00                    11889.57
IMATRL PRASUN   SHR__CHT 19961130 19961219 140806 R00000000000013

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $11,860 - an 18.60% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,890 - an 18.90% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the period that ended November 30, 1996, the fund's Institutional Class shares had a total return of 18.60% since inception on February 20, 1996. The Standard & Poor's 500 Index returned 18.90% for the same time period.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTING CLIMATE DURING THE PERIOD?
A. It's been pretty benign. Interest rates, after rising early in the year, were flat to down over the past six months. Corporate earnings have come in stronger than expected. According to Dow Jones, net income rose 27% on a year-over-year basis during the third quarter, after a 19% increase in the second quarter and flat earnings at the beginning of the year. This combination of good earnings growth and an absence of rising rates allowed the market to post solid returns during the period.
Q. BEFORE WE BEGIN, WOULD YOU MIND SUMMARIZING WHAT YOU LOOK FOR IN A
COMPANY?
A. Basically, I look for companies that offer three things: strong short-term earnings momentum, good long-term earnings growth and attractive valuations. I'm looking for companies that have built some type of sustainable competitive advantage in manufacturing, distribution, marketing or R&D. I believe these are the types of companies that can grow their earnings faster than the market over the long-term and that may offer a few positive short-term earnings surprises.
Q. LET'S LOOK AT SOME OF THE MAJOR INDUSTRY AREAS IN THE FUND. WHAT HAPPENED WITH TECHNOLOGY?
A. Technology stocks were a mixed bag. Earlier in the period, we saw rising inventories, weakening demand and negative earnings announcements from some of the larger tech companies. Since the market correction in July, however, not only have the valuations of technology stocks improved, but their businesses have shown improvement. Inventories are being worked down and demand has increased - as evident in the uptick in the semiconductor industry's book-to-bill ratio. As a result, compared to the fund's index, I've overweighted the technology sector in the fund during the period. Some tech stocks I favored included chip-maker Intel - which reported a 41% year-over-year earnings gain for the third quarter - semiconductor company Adaptec, IBM and networking firm Cisco Systems.
Q. WHAT TYPE OF COMPANY DID YOU LOOK FOR IN HEALTH CARE?
A. I liked pharmaceuticals. Health care stocks, particularly pharmaceuticals, did well over the period as demand remained strong and earnings projections were generally met or beaten. In a nutshell, pharmaceutical usage is increasing fairly rapidly, driven by an aging population - Baby Boomers are entering their higher prescription-usage years - and an acceleration of new drug approvals by the FDA. Additionally, an increasing number of people belong to managed care organizations - which typically have higher per member drug utilization than traditional indemnity health insurance plans.
Q. THE FUND ALSO HAS A FAIRLY LARGE POSITION IN FINANCE STOCKS. WHAT'S THE STORY THERE?
A. I've been able to find many financial companies that have moved away from traditional banking activities - which depend on the direction of interest rates - and more toward fee-based financial services. This has added more stability and predictability to their earnings stream, which is often reflected in higher price-to-earnings multiples. Additionally, the traditional banking industry has improved earnings through consolidation, balance sheet restructuring and cost cutting.
Q. WAS THERE ONE AREA THAT PROVED DISAPPOINTING?
A. The fund was hurt by exposure in the telecommunications area - specifically, its positions in long-distance and local telephone companies. AT&T - which the fund no longer owns - didn't perform as well as I anticipated, as it lost 10% of its value when it announced its earnings would be adversely effected by a slowdown in the consumer long-distance market. In addition, as investors began to sort out the ramifications of the telecommunications law enacted earlier this year, it appeared the law would hurt local phone companies in the short term by opening up their markets to long-distance carriers.
Q. WHAT DO YOU SEE GOING FORWARD?
A. Earnings growth and interest rates have the most impact on stock market performance. Since I don't try to predict where rates are going, I'll stick to my basic philosophy of looking for companies that offer short-term earnings momentum, long-term earnings growth and good valuations. If rates stay where they are, and earnings growth momentum can be sustained, the market should stay healthy. If something significant happens - be it a rate hike or a recession - it could be a different ballgame.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in equity securities of
companies with large market
capitalizations
START DATE: February 20, 1996
SIZE: as of November 30,
1996, more than $45 million
MANAGER: Tom Sprague,
since March 26, 1996; joined
Fidelity in 1989
(checkmark)
TOM SPRAGUE COMPARES AND
CONTRASTS LARGE AND SMALL
COMPANIES:
"Large companies have
typically been around longer
and are more entrenched
within their marketplaces. So,
they're able to develop
capabilities smaller
companies just can't compete
with. A good large company
has lots of weapons in its
arsenal. Take a company like
Walt Disney, for example,
which rarely has "down"
earnings. If it's looking at a
weak period, it just dips
into its film archives and
re-releases "Snow White," for
instance. This gives it a boost
in earnings that smaller movie
companies can't match.
"The drawback to larger
companies is that because of
their sheer size, they normally
don't exhibit the rapid
growth rate typified by smaller
companies. Smaller
companies can also react to
market shifts more quickly."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

International Business Machines    2.6            3.0
Corp.

General Electric Co.               2.0            2.3

Merck & Co., Inc.                  1.8            1.4

Owens-Illinois, Inc.               1.7            1.4

Phillip Morris Companies, Inc.     1.6            2.1

Cisco Systems, Inc.                1.6            1.3

Adaptec, Inc.                      1.5            1.3

Allstate Corp.                     1.5            1.2

American Home Products Corp.       1.4            0.9

Columbia/HCA Healthcare Corp.      1.4            1.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           21.5           18.1

Health               12.7           15.0

Finance              10.7           9.1

Retail & Wholesale   9.3            9.3

Nondurables          7.0            8.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 9.300000000000001
Row: 1, Col: 2, Value: 40.7
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 41.0
Row: 1, Col: 3, Value: 50.0
Stocks 90.7%
Short-term
investments 9.3%
FOREIGN
INVESTMENTS 3.7%
Stocks 91.0%
Short-term
investments 9.0%
FOREIGN
INVESTMENTS 2.9%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp.   2,470 $ 223,828
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   300  20,850
Monsanto Co.   5,250  208,688
Praxair, Inc.   6,690  325,301
  554,839
PACKAGING & CONTAINERS - 2.1%
Owens-Illinois, Inc. (a)  42,340  783,290
Tupperware Corp.   3,130  165,890
  949,180
PAPER & FOREST PRODUCTS - 0.1%
Kimberly-Clark Corp.   600  58,650
TOTAL BASIC INDUSTRIES   1,562,669
CONGLOMERATES - 1.6%
AlliedSignal, Inc.   4,840  354,530
Tyco International Ltd.   6,880  376,680
  731,210
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   3,760  213,380
DURABLES - 3.1%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Snap-on Tools Corp.   8,570  310,663
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp.   7,370  279,139
Newell Co.   3,600  111,600
  390,739
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   8,900  272,563
TEXTILES & APPAREL - 1.0%
Jones Apparel Group, Inc. (a)  3,140  96,555
Nine West Group, Inc. (a)  3,200  151,600
Warnaco Group, Inc. Class A  7,070  188,239
  436,394
TOTAL DURABLES   1,410,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 4.3%
ENERGY SERVICES - 1.8%
Dresser Industries, Inc.   5,500 $ 180,125
Halliburton Co.   6,500  391,625
Schlumberger Ltd.   2,530  263,120
  834,870
OIL & GAS - 2.5%
Anadarko Petroleum Corp.   2,150  143,781
British Petroleum PLC ADR  4,231  587,051
Royal Dutch Petroleum Co. ADR  2,430  412,796
  1,143,628
TOTAL ENERGY   1,978,498
FINANCE - 10.7%
BANKS - 2.4%
Bank of New York Co., Inc.   12,980  465,658
NationsBank Corp.   5,930  614,496
  1,080,154
CREDIT & OTHER FINANCE - 1.2%
American Express Co.   6,430  335,968
Household International, Inc.   2,430  230,243
  566,211
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  4,160  475,280
Federal National Mortgage Association  15,170  625,763
  1,101,043
INSURANCE - 4.7%
AMBAC, Inc.   1,800  123,300
Aetna, Inc.   8,150  587,819
Allstate Corp.   11,480  691,670
American International Group, Inc.   2,000  230,000
MBIA, Inc.   3,380  341,803
UNUM Corp.   2,190  155,764
  2,130,356
TOTAL FINANCE   4,877,764
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 5.8%
Allergan, Inc.   280 $ 8,995
American Home Products Corp.   10,020  643,785
Bristol-Myers Squibb Co.   3,890  442,488
Merck & Co., Inc.   9,770  810,910
Pfizer, Inc.   2,050  183,731
Schering-Plough Corp.   3,230  230,138
SmithKline Beecham PLC ADR  4,380  301,673
  2,621,720
MEDICAL EQUIPMENT & SUPPLIES - 3.6%
Baxter International, Inc.   5,740  243,950
Becton, Dickinson & Co.   10,920  458,640
Bergen Brunswig Corp. Class A  11,840  322,640
Cardinal Health, Inc.   960  80,280
Johnson & Johnson  5,940  315,563
St. Jude Medical, Inc. (a)  5,670  236,723
  1,657,796
MEDICAL FACILITIES MANAGEMENT - 3.3%
Columbia/HCA Healthcare Corp.   15,930  637,200
HEALTHSOUTH Rehabilitation Corp. (a)   1,200  45,150
Health Management Associates, Inc. Class A (a)  9,495  210,077
Health Care & Retirement Corp. (a)  6,855  187,656
PacifiCare Health Systems, Inc. Class B (a)  2,600  215,800
Tenet Healthcare Corp. (a)  8,800  196,900
  1,492,783
TOTAL HEALTH   5,772,299
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 2.0%
General Electric Co.   8,800  915,200
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Caterpillar, Inc.   5,700  451,013
Ingersoll-Rand Co.   4,640  215,760
Stanley Works  12,700  374,650
  1,041,423
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,956,623
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 5.1%
ENTERTAINMENT - 0.5%
Carnival Cruise Lines, Inc. Class A  4,140 $ 130,928
Disney (Walt) Co.   1,000  73,750
  204,678
LEISURE DURABLES & TOYS - 0.3%
Hasbro, Inc.   3,400  139,825
LODGING & GAMING - 2.3%
HFS, Inc. (a)  5,940  384,615
Hilton Hotels Corp.   3,600  105,300
La Quinta Motor Inns, Inc.   7,500  144,375
Marriott International, Inc.   5,750  320,563
Mirage Resorts, Inc. (a)  3,700  89,263
  1,044,116
PUBLISHING - 1.3%
Knight-Ridder, Inc.   3,760  157,920
Scholastic Corp. (a)   2,370  176,565
Times Mirror Co. Class A  4,870  255,066
  589,551
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  10,590  195,915
Rainforest Cafe, Inc. (a)   4,500  131,625
  327,540
TOTAL MEDIA & LEISURE   2,305,710
NONDURABLES - 7.0%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   2,950  205,763
BEVERAGES - 0.9%
Coca-Cola Co. (The)  3,080  157,465
PepsiCo, Inc.   7,880  235,415
  392,880
FOODS - 1.4%
ConAgra, Inc.   2,090  111,031
General Mills, Inc.   3,350  212,725
Ralston Purina Group  1,880  143,820
Sysco Corp.   4,570  155,951
  623,527
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 1.8%
First Brands Corp.   6,620 $ 189,498
Gillette Co.   2,500  184,375
Procter & Gamble Co.   4,110  446,963
  820,836
TOBACCO - 2.5%
Philip Morris Companies, Inc.   7,090  731,156
RJR Nabisco Holdings Corp.   12,560  401,920
  1,133,076
TOTAL NONDURABLES   3,176,082
RETAIL & WHOLESALE - 9.3%
APPAREL STORES - 1.0%
Gymboree Corp. (a)  13,160  371,770
Payless ShoeSource, Inc. (a)   2,100  82,163
  453,933
DRUG STORES - 1.8%
Eckerd Corp. (a)  4,360  150,420
General Nutrition Companies, Inc. (a)   16,850  290,663
Rite Aid Corp.   9,610  380,796
  821,879
GENERAL MERCHANDISE STORES - 1.5%
Dollar General Corp.   4,663  134,047
Sears, Roebuck & Co.   11,400  567,150
  701,197
GROCERY STORES - 0.7%
Kroger Co. (The) (a)  5,600  258,300
Safeway, Inc. (a)  1,200  48,750
  307,050
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
Circuit City Stores, Inc.   6,530  217,939
Lowe's Companies, Inc.   9,270  376,594
PETsMART, Inc. (a)  15,460  394,230
Staples, Inc. (a)  10,800  213,300
Toys "R" Us, Inc. (a)   18,340  632,730
Viking Office Products, Inc. (a)  3,400  106,463
  1,941,256
TOTAL RETAIL & WHOLESALE   4,225,315
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.3%
ADVERTISING - 0.7%
Omnicom Group, Inc.   5,870 $ 299,370
SERVICES - 0.6%
Block (H&R), Inc.   3,540  103,545
Service Corp. International  5,680  171,110
  274,655
TOTAL SERVICES   574,025
TECHNOLOGY - 21.5%
COMMUNICATIONS EQUIPMENT - 4.7%
Ascend Communications, Inc. (a)  8,000  569,000
Aspect Telecommunications Corp. (a)  1,500  81,750
Cisco Systems, Inc. (a)  10,650  722,869
Network General Corp. (a)  17,400  420,863
Pairgain Technologies, Inc. (a)  1,400  89,425
3Com Corp. (a)   3,320  249,415
  2,133,322
COMPUTER SERVICES & SOFTWARE - 5.1%
America Online, Inc. (a)  4,070  143,976
American Management Systems, Inc. (a)  6,100  216,931
Automatic Data Processing, Inc.   8,730  374,299
CUC International, Inc. (a)  21,511  567,339
Ceridian Corp. (a)   2,300  110,688
Computer Sciences Corp. (a)   2,770  217,791
Electronic Data Systems Corp.   3,150  152,381
Equifax, Inc.   4,990  163,423
Oracle Systems Corp. (a)   3,700  181,300
PeopleSoft, Inc. (a)  1,400  128,100
SunGard Data Systems, Inc. (a)   1,300  54,600
  2,310,828
COMPUTERS & OFFICE EQUIPMENT - 6.8%
Adaptec, Inc. (a)   18,800  700,300
Bay Networks, Inc. (a)  14,080  376,640
Comdisco, Inc.   2,900  94,250
Compaq Computer Corp. (a)  3,160  250,430
International Business Machines Corp.   7,540  1,201,688
Pitney Bowes, Inc.   8,160  481,440
  3,104,748
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.9%
Analog Devices, Inc. (a)  8,100 $ 260,213
Intel Corp.   5,000  634,375
Linear Technology Corp.   13,300  626,763
Maxim Integrated Products, Inc. (a)  5,280  244,860
  1,766,211
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   5,800  469,800
TOTAL TECHNOLOGY   9,784,909
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   7,100  331,925
UTILITIES - 4.7%
CELLULAR - 1.1%
360 Degrees Communications Co. (a)   12,030  285,713
Vodafone Group PLC sponsored ADR  5,530  239,173
  524,886
TELEPHONE SERVICES - 3.6%
Ameritech Corp.   6,340  373,268
Cincinnati Bell, Inc.   1,600  95,400
Frontier Corp.   6,830  179,288
LCI International, Inc. (a)  4,400  143,550
MCI Communications Corp.   5,700  173,850
SBC Communications, Inc.   9,740  512,568
WorldCom, Inc. (a)  6,560  151,700
  1,629,624
TOTAL UTILITIES   2,154,510
TOTAL COMMON STOCKS
(Cost $36,292,454)   41,279,106
CASH EQUIVALENTS - 9.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 4,232,013 $ 4,230,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $40,522,454)  $ 45,509,106
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $40,583,197. Net unrealized appreciation aggregated $4,925,909, of which $5,248,715 related to appreciated investment securities and $322,806 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                $ 45,509,106
agreements of $4,230,000) (cost $40,522,454) -
See accompanying schedule

Cash                                                                     919

Receivable for fund shares sold                                          185,061

Dividends receivable                                                     45,393

Prepaid expenses                                                         15,091

 TOTAL ASSETS                                                            45,755,570

LIABILITIES

Payable for investments purchased                           $ 141,757

Payable for fund shares redeemed                             21,536

Accrued management fee                                       13,471

Distribution fees payable                                    17,385

Other payables and accrued expenses                          59,727

 TOTAL LIABILITIES                                                       253,876

NET ASSETS                                                              $ 45,501,694

Net Assets consist of:

Paid in capital                                                         $ 40,315,277

Accumulated undistributed net realized gain (loss)                       199,765
on investments

Net unrealized appreciation (depreciation) on                            4,986,652
investments

NET ASSETS                                                              $ 45,501,694

CALCULATION OF MAXIMUM OFFERING PRICE                                    $11.83
CLASS A:
NET ASSET VALUE and redemption price per share
 ($502,504 (divided by) 42,474 shares)

Maximum offering price per share (100/94.75 of $11.83)                   $12.49

CLASS B:                                                                 $11.77
NET ASSET VALUE and offering price per share
 ($9,721,442 (divided by) 825,843 shares) A

CLASS T:                                                                 $11.82
NET ASSET VALUE and redemption price per share
 ($26,133,498 (divided by) 2,210,378 shares)

Maximum offering price per share (100/96.50 of $11.82)                   $12.25

INSTITUTIONAL CLASS:                                                     $11.86
NET ASSET VALUE, offering price and redemption price per

 share ($9,144,250 (divided by) 771,165 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS)
 TO NOVEMBER 30, 1996

INVESTMENT INCOME                                                       $ 228,266
Dividends

Interest                                                                 82,008

 TOTAL INCOME                                                            310,274

EXPENSES

Management fee                                             $ 100,564

Transfer agent fees                                         216
Class A

 Class B                                                    8,141

 Class T                                                    24,123

 Institutional Class                                        5,999

Distribution fees                                           161
Class A

 Class B                                                    29,159

 Class T                                                    49,326

Accounting fees and expenses                                46,209

Non-interested trustees' compensation                       55

Custodian fees and expenses                                 26,475

Registration fees                                           9,945
Class A

 Class B                                                    44,522

 Class T                                                    47,087

 Institutional Class                                        44,349

Audit                                                       28,909

Legal                                                       14

Miscellaneous                                               197

 Total expenses before reductions                           465,451

 Expense reductions                                         (136,896)    328,555

NET INVESTMENT INCOME (LOSS)                                             (18,281)

REALIZED AND UNREALIZED GAIN (LOSS)                                      218,046
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  4,986,652
investment securities

NET GAIN (LOSS)                                                          5,204,698

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 5,186,417
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 20, 1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    NOVEMBER 30, 1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ (18,281)
Net investment income (loss)

 Net realized gain (loss)                                            218,046

 Change in net unrealized appreciation (depreciation)                4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     5,186,417

Share transactions - net increase (decrease)                         40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            45,501,694

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO

      NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.21

Income from Investment Operations

 Net investment income                                   .00

 Net realized and unrealized gain (loss)                 1.62

 Total from investment operations                        1.62

Net asset value, end of period                          $ 11.83

TOTAL RETURN B, C                                        15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 503

Ratio of expenses to average net assets                  1.75% A, E

Ratio of net investment income to average net assets     .11% A

Portfolio turnover                                       59% A

Average commission rate F                               $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO

      NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)

 Net realized and unrealized gain (loss)                        1.82

 Total from investment operations                               1.77

Net asset value, end of period                                 $ 11.77

TOTAL RETURN B, C                                               17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 9,721

Ratio of expenses to average net assets                         2.50% A, E

Ratio of net investment income (loss) to average net assets     (.64)% A

Portfolio turnover                                              59% A

Average commission rate F                                      $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO

      NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.01)

 Net realized and unrealized gain (loss)                        1.83

 Total from investment operations                               1.82

Net asset value, end of period                                 $ 11.82

TOTAL RETURN B, C                                               18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 26,133

Ratio of expenses to average net assets                         2.00% A, E

Ratio of net investment income (loss) to average net assets     (.14)% A

Portfolio turnover                                              59% A

Average commission rate F                                      $ .0306

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      NOVEMBER 30, 1996

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                             $ 10.00

Income from Investment Operations

 Net investment income                                            .03

 Net realized and unrealized gain (loss)                          1.83

 Total from investment operations                                 1.86

Net asset value, end of period                                    $ 11.86

TOTAL RETURN B, C                                                  18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $ 9,144

Ratio of expenses to average net assets                          1.50% A, E

Ratio of expenses to average net assets after expense reductions   1.48% A, G

Ratio of net investment income to average net assets               .38% A

Portfolio turnover                                                 59% A

Average commission rate F                                         $ .0306

A ANNUALIZED
B TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $45,636,722 and $9,562,314, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $161, $29,159, and $49,326 under the Class A, Class B, and Class T Plans, of which
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN -
CONTINUED
$161, $7,479, and $49,326 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occuring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $1,495 and $203,839 on sales of Class A and Class T shares of the fund, of which $19 and $171,497 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $5,900 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B,and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES -
CONTINUED
except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .34%, .28%, .24%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,248 for the period.
12. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.75%, 2.50%, 2.00%, and 1.50% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $9,578, $42,204, $43,648, and $40,416 for Class A, Class B, Class T, and Institutional Class, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $35 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agents whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $85 under the custodian arrangement, and Institutional Class expenses were reduced by $930 under the transfer agent arrangement.
13. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           NOVEMBER 30,    NOVEMBER 30,

                           1996 A, B       1996 A, B



CLASS A                     42,933         $ 469,990
Shares sold

Shares redeemed             (459)           (4,991)

Net increase (decrease)     42,474         $ 464,999

CLASS B                     859,428        $ 9,066,601
Shares sold

Shares redeemed             (33,585)        (354,172)

Net increase (decrease)     825,843        $ 8,712,429

CLASS T                     2,758,551      $ 28,830,863
Shares sold

Shares redeemed             (548,173)       (5,771,968)

Net increase (decrease)     2,210,378      $ 23,058,895

INSTITUTIONAL CLASS         774,817        $ 8,117,325
Shares sold

Shares redeemed             (3,652)         (38,371)

Net increase (decrease)     771,165        $ 8,078,954

A SHARE TRANSACTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES)
TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
14. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 12.8% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Large Cap Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Large Cap Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Large Cap Fund as of November 30,1996, the results of its operations, the changes in its net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Large Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/23/96 12/20/96 $- $.04
 1/6/97 1/3/97 $- $.05






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH
FUND - CLASS A AND
CLASS T (FORMERLY CLASS A)
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     28   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    40   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996           PAST 1   PAST 5    PAST 10
                                          YEAR     YEARS     YEARS

Advisor Equity Growth - Class A           18.97%   136.23%   499.94%

Advisor Equity Growth - Class A           12.72%   123.83%   468.44%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)             27.86%   130.90%   310.22%

Growth Funds Average                      21.09%   110.80%   264.19%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 652 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Advisor Equity Growth - Class A     18.97%   18.76%   19.62%

Advisor Equity Growth - Class A     12.72%   17.48%   18.98%
 (incl. max. 5.25% sales charge)

S&P 500                             27.86%   18.21%   15.16%

Growth Funds Average                21.09%   15.77%   13.39%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 164409 S00000000000001
             FA Equity Growth -CL A      SP Standard & Poor 500
             00245                       SP001
  1986/11/30       9475.00                    10000.00
  1986/12/31       9276.81                     9745.00
  1987/01/31      10389.71                    11057.65
  1987/02/28      11328.42                    11494.43
  1987/03/31      11225.51                    11826.62
  1987/04/30      10813.86                    11721.36
  1987/05/31      10742.61                    11823.34
  1987/06/30      10948.43                    12420.42
  1987/07/31      11447.17                    13050.13
  1987/08/31      12135.90                    13536.90
  1987/09/30      11930.07                    13240.44
  1987/10/31       8787.25                    10388.45
  1987/11/30       7853.11                     9532.44
  1987/12/31       9224.34                    10257.86
  1988/01/31       9198.90                    10689.72
  1988/02/29       9749.99                    11187.86
  1988/03/31       9894.12                    10842.15
  1988/04/30       9783.90                    10962.50
  1988/05/31       9716.08                    11057.87
  1988/06/30      10580.86                    11565.43
  1988/07/31      10368.90                    11521.48
  1988/08/31       9911.07                    11129.75
  1988/09/30      10462.16                    11603.88
  1988/10/31      10351.94                    11926.47
  1988/11/30      10190.86                    11755.92
  1988/12/31      10660.62                    11961.65
  1989/01/31      11500.65                    12837.24
  1989/02/28      11509.31                    12517.59
  1989/03/31      11890.35                    12809.25
  1989/04/30      12678.43                    13474.05
  1989/05/31      13769.60                    14019.75
  1989/06/30      13258.65                    13939.84
  1989/07/31      14167.97                    15198.61
  1989/08/31      14722.22                    15496.50
  1989/09/30      15129.24                    15432.96
  1989/10/31      14938.72                    15074.92
  1989/11/30      14999.34                    15382.45
  1989/12/31      15440.98                    15751.63
  1990/01/31      14023.74                    14694.69
  1990/02/28      14588.66                    14884.25
  1990/03/31      15440.98                    15278.69
  1990/04/30      15133.75                    14896.72
  1990/05/31      17284.39                    16349.15
  1990/06/30      17433.05                    16237.98
  1990/07/31      16937.51                    16186.01
  1990/08/31      14776.96                    14722.80
  1990/09/30      13557.94                    14005.80
  1990/10/31      13726.42                    13945.57
  1990/11/30      15411.25                    14846.46
  1990/12/31      16511.35                    15260.67
  1991/01/31      18909.75                    15926.04
  1991/02/28      20614.41                    17064.75
  1991/03/31      22636.20                    17477.72
  1991/04/30      22556.92                    17519.66
  1991/05/31      23736.30                    18276.51
  1991/06/30      21764.06                    17439.45
  1991/07/31      23528.17                    18252.13
  1991/08/31      24796.75                    18684.70
  1991/09/30      24856.22                    18372.67
  1991/10/31      24925.59                    18618.86
  1991/11/30      24063.36                    17868.52
  1991/12/31      27195.45                    19912.68
  1992/01/31      27956.95                    19542.31
  1992/02/29      28100.66                    19796.35
  1992/03/31      26774.12                    19410.33
  1992/04/30      26221.39                    19980.99
  1992/05/31      26099.79                    20078.90
  1992/06/30      25237.53                    19779.72
  1992/07/31      26121.90                    20588.71
  1992/08/31      25491.79                    20166.64
  1992/09/30      25967.13                    20404.61
  1992/10/31      27326.84                    20476.03
  1992/11/30      29106.63                    21174.26
  1992/12/31      29885.69                    21434.70
  1993/01/31      30722.47                    21614.75
  1993/02/28      29920.23                    21908.71
  1993/03/31      30858.06                    22370.99
  1993/04/30      30338.30                    21829.61
  1993/05/31      32089.68                    22414.64
  1993/06/30      32213.97                    22479.65
  1993/07/31      31660.31                    22389.73
  1993/08/31      32812.82                    23238.30
  1993/09/30      33773.25                    23059.36
  1993/10/31      34180.02                    23536.69
  1993/11/30      33332.58                    23313.09
  1993/12/31      34324.94                    23595.18
  1994/01/31      35522.82                    24397.42
  1994/02/28      35226.01                    23736.25
  1994/03/31      33789.42                    22701.35
  1994/04/30      34145.60                    22991.92
  1994/05/31      33931.90                    23368.99
  1994/06/30      32447.82                    22796.45
  1994/07/31      33136.43                    23544.18
  1994/08/31      34632.38                    24509.49
  1994/09/30      33920.02                    23909.00
  1994/10/31      35024.18                    24446.96
  1994/11/30      33860.66                    23556.60
  1994/12/31      34021.06                    23905.94
  1995/01/31      33721.15                    24525.82
  1995/02/28      35016.74                    25481.60
  1995/03/31      36336.31                    26233.56
  1995/04/30      37907.81                    27006.14
  1995/05/31      39215.39                    28085.57
  1995/06/30      42202.43                    28738.00
  1995/07/31      45345.41                    29690.95
  1995/08/31      45813.26                    29765.47
  1995/09/30      47096.85                    31021.58
  1995/10/31      46856.93                    30910.83
  1995/11/30      47780.63                    32267.82
  1995/12/31      47336.63                    32889.29
  1996/01/31      48444.58                    34008.85
  1996/02/29      49523.10                    34324.11
  1996/03/31      49865.69                    34654.65
  1996/04/30      51350.24                    35165.46
  1996/05/31      52733.28                    36072.38
  1996/06/30      52060.79                    36209.81
  1996/07/31      48901.36                    34610.06
  1996/08/31      50043.33                    35339.99
  1996/09/30      53405.77                    37328.92
  1996/10/31      53659.54                    38358.45
  1996/11/29      56844.35                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 164412 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Advisor Equity Growth - Class A on November 30, 1986, and the current maximum 5.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $56,844 - a 468.44% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996           PAST 1   PAST 5    PAST 10
                                          YEAR     YEARS     YEARS

Advisor Equity Growth - Class T           19.00%   136.28%   500.07%

Advisor Equity Growth - Class T           14.83%   128.01%   479.07%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)             27.86%   130.90%   310.22%

Growth Funds Average                      21.09%   110.80%   264.19%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 652 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Advisor Equity Growth - Class T     19.00%   18.76%   19.62%

Advisor Equity Growth - Class T     14.83%   17.92%   19.20%
 (incl. max. 3.50% sales charge)

S&P 500                             27.86%   18.21%   15.16%

Growth Funds Average                21.09%   15.77%   13.39%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 164759 S00000000000001
             FA Equity Growth -CL T      SP Standard & Poor 500
             00286                       SP001
  1986/11/30       9650.00                    10000.00
  1986/12/31       9448.15                     9745.00
  1987/01/31      10581.61                    11057.65
  1987/02/28      11537.66                    11494.43
  1987/03/31      11432.84                    11826.62
  1987/04/30      11013.58                    11721.36
  1987/05/31      10941.02                    11823.34
  1987/06/30      11150.65                    12420.42
  1987/07/31      11658.60                    13050.13
  1987/08/31      12360.05                    13536.90
  1987/09/30      12150.42                    13240.44
  1987/10/31       8949.54                    10388.45
  1987/11/30       7998.15                     9532.44
  1987/12/31       9394.71                    10257.86
  1988/01/31       9368.80                    10689.72
  1988/02/29       9930.07                    11187.86
  1988/03/31      10076.86                    10842.15
  1988/04/30       9964.61                    10962.50
  1988/05/31       9895.53                    11057.87
  1988/06/30      10776.28                    11565.43
  1988/07/31      10560.41                    11521.48
  1988/08/31      10094.13                    11129.75
  1988/09/30      10655.39                    11603.88
  1988/10/31      10543.14                    11926.47
  1988/11/30      10379.08                    11755.92
  1988/12/31      10857.51                    11961.65
  1989/01/31      11713.06                    12837.24
  1989/02/28      11721.88                    12517.59
  1989/03/31      12109.97                    12809.25
  1989/04/30      12912.59                    13474.05
  1989/05/31      14023.92                    14019.75
  1989/06/30      13503.54                    13939.84
  1989/07/31      14429.65                    15198.61
  1989/08/31      14994.13                    15496.50
  1989/09/30      15408.67                    15432.96
  1989/10/31      15214.63                    15074.92
  1989/11/30      15276.37                    15382.45
  1989/12/31      15726.17                    15751.63
  1990/01/31      14282.76                    14694.69
  1990/02/28      14858.10                    14884.25
  1990/03/31      15726.17                    15278.69
  1990/04/30      15413.26                    14896.72
  1990/05/31      17603.62                    16349.15
  1990/06/30      17755.03                    16237.98
  1990/07/31      17250.34                    16186.01
  1990/08/31      15049.89                    14722.80
  1990/09/30      13808.35                    14005.80
  1990/10/31      13979.94                    13945.57
  1990/11/30      15695.89                    14846.46
  1990/12/31      16816.31                    15260.67
  1991/01/31      19259.01                    15926.04
  1991/02/28      20995.15                    17064.75
  1991/03/31      23054.29                    17477.72
  1991/04/30      22973.54                    17519.66
  1991/05/31      24174.70                    18276.51
  1991/06/30      22166.03                    17439.45
  1991/07/31      23962.73                    18252.13
  1991/08/31      25254.74                    18684.70
  1991/09/30      25315.30                    18372.67
  1991/10/31      25385.96                    18618.86
  1991/11/30      24507.80                    17868.52
  1991/12/31      27697.74                    19912.68
  1992/01/31      28473.31                    19542.31
  1992/02/29      28619.67                    19796.35
  1992/03/31      27268.63                    19410.33
  1992/04/30      26705.69                    19980.99
  1992/05/31      26581.84                    20078.90
  1992/06/30      25703.66                    19779.72
  1992/07/31      26604.36                    20588.71
  1992/08/31      25962.61                    20166.64
  1992/09/30      26446.74                    20404.61
  1992/10/31      27831.56                    20476.03
  1992/11/30      29644.22                    21174.26
  1992/12/31      30437.67                    21434.70
  1993/01/31      31289.91                    21614.75
  1993/02/28      30472.85                    21908.71
  1993/03/31      31428.00                    22370.99
  1993/04/30      30898.64                    21829.61
  1993/05/31      32682.36                    22414.64
  1993/06/30      32808.95                    22479.65
  1993/07/31      32245.06                    22389.73
  1993/08/31      33418.86                    23238.30
  1993/09/30      34397.03                    23059.36
  1993/10/31      34811.32                    23536.69
  1993/11/30      33948.23                    23313.09
  1993/12/31      34958.91                    23595.18
  1994/01/31      36178.92                    24397.42
  1994/02/28      35876.62                    23736.25
  1994/03/31      34413.50                    22701.35
  1994/04/30      34776.26                    22991.92
  1994/05/31      34558.61                    23368.99
  1994/06/30      33047.12                    22796.45
  1994/07/31      33748.45                    23544.18
  1994/08/31      35272.03                    24509.49
  1994/09/30      34546.51                    23909.00
  1994/10/31      35671.06                    24446.96
  1994/11/30      34486.05                    23556.60
  1994/12/31      34649.41                    23905.94
  1995/01/31      34343.97                    24525.82
  1995/02/28      35663.48                    25481.60
  1995/03/31      37007.43                    26233.56
  1995/04/30      38607.95                    27006.14
  1995/05/31      39939.68                    28085.57
  1995/06/30      42981.89                    28738.00
  1995/07/31      46182.93                    29690.95
  1995/08/31      46659.42                    29765.47
  1995/09/30      47966.71                    31021.58
  1995/10/31      47722.36                    30910.83
  1995/11/30      48663.12                    32267.82
  1995/12/31      48210.92                    32889.29
  1996/01/31      49339.33                    34008.85
  1996/02/29      50437.77                    34324.11
  1996/03/31      50786.69                    34654.65
  1996/04/30      52298.66                    35165.46
  1996/05/31      53707.25                    36072.38
  1996/06/30      53022.34                    36209.81
  1996/07/31      49804.56                    34610.06
  1996/08/31      50967.61                    35339.99
  1996/09/30      54392.16                    37328.92
  1996/10/31      54663.54                    38358.45
  1996/11/29      57907.16                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 164802 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Advisor Equity Growth - Class T on November 30, 1986, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $57,907 - a 479.07% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended November 30,
1996. The Standard & Poor's 500
Index returned 27.86% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
The Dow Jones Industrial
Average closed above 6500 for
the first time in November. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again when
the Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears subsided,
these stocks rebounded, only to
fade toward the end of the period
due to earnings concerns and a
general flight to quality.
An interview with Larry Greenberg, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, LARRY?
A. For the one-year period that ended November 30, 1996, the fund's Class A shares had a total return of 18.97%. The fund's Class T shares returned 19.00%. The Standard & Poor's 500 Index returned 27.86% and the growth funds average, according to Lipper Analytical Services, was up 21.09%. The fund's underperformance in the past year is reflective of the underperformance of technology stocks earlier in the period, which hurt many growth-oriented investors if they sold these stocks.
Q. HAVE YOU MADE ANY MAJOR CHANGES SINCE YOU TOOK OVER THE FUND?
A. When I took over, the fund had about 18% of its assets in short-term investments, so the first thing I did was try to reinvest some of those assets in the stock market. Other than that, I haven't made any significant changes. In fact, I can't imagine a smoother transition between managers. The previous manager, Bob Stansky, and I have very similar investment styles, and we've worked together for a number of years.
Q. HOW IS THE FUND POSITIONED IN TECHNOLOGY-RELATED COMPANIES? WERE THERE ANY THEMES YOU FOLLOWED?
A. I focused the fund's technology weighting in what I call the "Nasdaq Four" - Intel, Microsoft, Cisco Systems and Oracle. In the technology arena, we've seen the bigger firms getting bigger at the expense of smaller firms, which are finding it harder and harder to gain market share. Additionally, the Nasdaq Four were well-positioned to benefit from two major trends during the period - growth of the Internet and personal computers.
Q. DECLINING SEMICONDUCTOR PRICES HAVE HURT THAT INDUSTRY OVER THE PAST YEAR. WERE THERE ANY RECENT DEVELOPMENTS IN THIS SITUATION?
A. Semiconductor prices have stabilized following a freefall for much of this past year. An oversupply in the market continues, but demand has picked up as some companies have been able to work through their excess inventories. Breaking it down a bit, DRAM (dynamic random access memory) companies' pricing is still anemic; however, CPU (central processing unit) pricing is stronger.
Q. WHAT WAS THE STORY WITH THE FUND'S HEALTH CARE POSITION?
A. In my opinion, one of the most intriguing parts of the health care market has been the pharmaceutical area. It was one segment of the market where business fundamentals improved steadily throughout the year. With the proliferation of managed care, we've seen strong unit demand for drugs. For example, in the third quarter of 1996, Merck had a phenomenal 25% unit growth in their domestic pharmaceutical business. In general, I looked for companies with accelerated earnings momentum, good year-over-year earnings growth and strong revenue growth that were trading at reasonable prices.
Q. HOW ABOUT RETAIL?
A. I think finally we may be seeing a good time for retail. If you look at the past three years, consumer demand was pretty poor. In the past year, however, we've seen demand picking up and the beginnings of a turnaround in the earnings growth rate of some major retailers. I also targeted specialty retailers considered to be "category killers" - companies that dominate their market segment no matter what is happening in the overall retail market or the economy. One example of a category killer was PETsMART.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. While category killer retail stocks can be great growth companies, they can be quite volatile as well. Such was the case with Sunglass Hut International, whose revenue growth and earnings rapidly deteriorated during the period. Thus, the fund sustained some losses as a result of holding the stock.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. Obviously, the stock market has had quite a run, and we have enjoyed a long economic expansion. In this environment, I'm trying to reduce some of the risk in the fund by spreading its assets over a variety of industries and stocks that haven't gone up as much as the overall market. While this strategy does not eliminate all risk in the fund, I believe it's the best course of action in an uncertain time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common
stock of companies with
above-average growth
characteristics
START DATE: November 22, 1983
SIZE: as of November 30,
1996, more than $4.8 billion
MANAGER: Larry Greenberg,
since June 1996; manager,
VIP: Growth Portfolio, since
1991; joined Fidelity in 1986
(checkmark)
LARRY GREENBERG ON
COMPETITION IN HIGH TECH
INDUSTRIES:
"Much is discussed in the
financial press about the
intense competition in certain
segments of high tech. While
these corporate wars make
good news stories, they are
often oversimplified and
blown out of proportion. For
example, there's been a lot of
attention in the media devoted
to the "browser war" between
Netscape and Microsoft.
While Internet browsers are
Netscape's best-known
product, the company
generates most of its
revenues from corporate
applications of Internet
technology - not browsers.
"Another issue is whether
microprocessor-maker Intel
can maintain its
dominance in the face of new
competition. While it has
some notable competitors in a
rapidly changing market,
people often forget Intel's
industry clout, its vast R&D
budget and marketing
strength, and its ability to
maintain aggressive pricing."

NOTE TO SHAREHOLDERS:
Effective January 7, 1997,
Jennifer Uhrig became
manager of the fund. Ms.
Uhrig joined Fidelity in 1987,
and has worked as an
analyst and manager.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Intel Corp.                        2.7            1.2

General Electric Co.               2.4            2.1

Cisco Systems, Inc.                2.3            1.9

Oracle Systems Corp.               2.0            1.3

HFS, Inc.                          2.0            1.0

Federal National Mortgage          1.7            1.4
Association

International Business Machines    1.6            0.2
Corp.

CUC International, Inc.            1.6            0.8

Microsoft Corp.                    1.4            1.4

Lowe's Companies, Inc.             1.2            1.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           26.7           23.0

Health               10.4           10.8

Retail & Wholesale   9.6            9.6

Finance              8.8            10.1

Media & Leisure      6.7            4.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 18.1
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 41.9
Stocks 90.0%
Short-term
investments 10.0%
FOREIGN
INVESTMENTS 3.6%
Stocks 81.9%
Short-term
investments 18.1%
FOREIGN
INVESTMENTS 3.1%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.8%
Boeing Co.   216,400 $ 21,506
Gulfstream Aerospace Corp. (a)  142,600  3,422
Lockheed Martin Corp.   126,800  11,491
  36,419
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   190,400  9,734
TOTAL AEROSPACE & DEFENSE   46,153
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.4%
Air Products & Chemicals, Inc.   48,400  3,364
Airgas, Inc. (a)  157,000  4,043
du Pont (E.I.) de Nemours & Co.   225,000  21,206
IMC Global, Inc.   16,700  603
Monsanto Co.   625,000  24,844
Potash Corp. of Saskatchewan  34,500  2,602
Praxair, Inc.   125,000  6,078
Union Carbide Corp.   133,100  6,140
  68,880
IRON & STEEL - 0.1%
Nucor Corp.   94,400  5,133
METALS & MINING - 0.4%
Aluminum Co. of America  100,000  6,363
Freeport McMoRan Copper & Gold, Inc. Class A  60,000  1,793
Inco Ltd.   138,100  4,820
Titanium Metals Corp. (a)   143,400  4,803
  17,779
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal Co., Inc.   135,300  7,171
Tupperware Corp.    75,000  3,975
  11,146
PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.   140,000  5,950
Kimberly-Clark Corp.   58,100  5,679
  11,629
TOTAL BASIC INDUSTRIES   114,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 0.8%
AlliedSignal, Inc.   240,000 $ 17,580
Mark IV Industries, Inc.   168,500  3,686
United Technologies Corp.   120,000  16,830
  38,096
CONSTRUCTION & REAL ESTATE - 0.3%
CONSTRUCTION - 0.0%
Oakwood Homes Corp.   80,000  1,770
ENGINEERING - 0.3%
MasTec, Inc. (a)  252,200  11,916
REAL ESTATE INVESTMENT TRUSTS - 0.0%
RFS Hotel Investors, Inc.   108,300  1,814
TOTAL CONSTRUCTION & REAL ESTATE   15,500
DURABLES - 4.2%
AUTOS, TIRES, & ACCESSORIES - 2.5%
AutoZone, Inc. (a)  665,600  16,390
Chrysler Corp.   1,024,000  36,352
Danaher Corp.   126,700  5,670
Eaton Corp.   100,000  6,925
General Motors Corp.   682,721  39,342
Honda Motor Co. Ltd.   149,000  4,405
PACCAR, Inc.   46,400  3,086
Pep Boys-Manny, Moe & Jack  240,000  8,790
TRW, Inc.   25,000  2,434
  123,394
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   235,000  19,681
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.   125,000  6,375
Newell Co.   176,100  5,459
  11,834
HOME FURNISHINGS - 0.1%
Furniture Brands International, Inc. (a)  46,400  574
Leggett & Platt, Inc.   84,800  2,597
  3,171
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 1.0%
Adidas AG (b)  26,600 $ 2,301
Adidas AG  44,700  3,867
Gucci Group NV  87,400  6,413
Liz Claiborne, Inc.   82,900  3,513
NIKE, Inc. Class B  461,700  26,259
Tommy Hilfiger (a)  90,000  4,860
  47,213
TOTAL DURABLES   205,293
ENERGY - 5.0%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   110,400  4,043
Diamond Offshore Drilling, Inc. (a)   96,700  6,165
Dresser Industries, Inc.   157,000  5,142
Halliburton Co.   131,000  7,893
Schlumberger Ltd.   325,000  33,800
Tidewater, Inc.   87,400  3,824
Transocean Offshore, Inc.   37,800  2,277
Varco International, Inc. (a)  93,900  2,148
Western Atlas, Inc. (a)  100,000  7,050
  72,342
INDEPENDENT POWER - 0.2%
Thermo Electron Corp.   225,050  8,158
OIL & GAS - 3.3%
Abacan Resource Corp. (a)  213,000  1,824
Amerada Hess Corp.   194,200  11,434
Anadarko Petroleum Corp.   85,000  5,684
Apache Corp.   170,600  6,206
Atlantic Richfield Co.   175,200  24,375
British Petroleum PLC ADR  153,807  21,341
Burlington Resources, Inc.   71,600  3,795
Chesapeake Energy Corp. (a)   161,600  10,565
Enron Oil & Gas Co.   115,900  3,086
Kerr-McGee Corp.   41,100  2,877
Louisiana Land & Exploration Co.   133,500  7,977
Nationale Elf Aquitaine  29,400  2,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.   239,500 $ 5,748
Parker & Parsley Petroleum Co.   48,200  1,591
Pennzoil Co.   69,300  3,897
Royal Dutch Petroleum Co. ADR  235,100  39,937
Union Pacific Resources Group, Inc.   94,000  2,807
Unocal Corp.   176,320  7,185
  162,896
TOTAL ENERGY   243,396
FINANCE - 8.8%
BANKS - 2.6%
Bank of New York Co., Inc.   624,200  22,393
BankAmerica Corp.   325,000  33,475
Citicorp  430,000  46,978
First Bank System, Inc.   87,700  6,391
NationsBank Corp.   196,661  20,379
  129,616
CREDIT & OTHER FINANCE - 1.5%
American Express Co.   900,004  47,025
Beneficial Corp.   93,200  5,790
Concord EFS, Inc. (a)  9,300  271
Green Tree Financial Corp.   185,000  7,747
Household International, Inc.   120,082  11,378
PHH Corp.   38,600  1,732
  73,943
FEDERAL SPONSORED CREDIT - 2.6%
Federal Home Loan Mortgage Corporation  340,000  38,845
Federal National Mortgage Association  1,976,700  81,539
Student Loan Marketing Association  49,300  4,739
  125,123
INSURANCE - 1.9%
Allstate Corp.   165,079  9,946
American General Corp.   47,000  1,933
American International Group, Inc.   235,000  27,025
CIGNA Corp.   56,600  8,002
Capital Re Corp.   24,700  948
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
General Re Corp.   69,400 $ 11,711
ITT Hartford Group, Inc.   50,000  3,418
MBIA, Inc.   76,700  7,756
MGIC Investment Corp.   109,700  8,214
SunAmerica, Inc.   65,000  2,722
Travelers, Inc. (The)  132,933  5,982
UNUM Corp.   54,100  3,848
  91,505
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   290,900  8,763
United Asset Management Corp.   58,200  1,579
  10,342
TOTAL FINANCE   430,529
HEALTH - 10.4%
DRUGS & PHARMACEUTICALS - 6.0%
ALZA Corp. Class A (a)  154,500  4,365
American Home Products Corp.   465,000  29,876
Amgen, Inc. (a)  177,000  10,775
Biochem Pharmaceuticals, Inc. (a)   103,500  4,425
Biogen, Inc. (a)   464,000  17,748
Bristol-Myers Squibb Co.   332,400  37,811
Elan Corp. PLC ADR (a)  250,000  7,438
Genentech, Inc. special (a)  300,000  16,237
Lilly (Eli) & Co.   305,000  23,333
Merck & Co., Inc.   638,200  52,971
Perseptive Biosystems, Inc. (a)  50  -
Perseptive Biosystems, Inc. Class G (warrants) (a)  28  -
Pfizer, Inc.   431,900  38,708
Schering-Plough Corp.   317,000  22,586
SmithKline Beecham PLC ADR  293,500  20,215
Thermotrex Corp. (a)   29,200  993
Warner-Lambert Co.   74,200  5,305
  292,786
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.1%
Boston Scientific Corp. (a)   179,400 $ 10,472
Cardinal Health, Inc.   111,700  9,341
Johnson & Johnson  750,000  39,844
Medtronic, Inc.   404,600  26,754
Omnicare, Inc.   135,000  4,118
Pall Corp.   151,900  3,969
St. Jude Medical, Inc. (a)  107,500  4,488
Sofamor/Danek Group, Inc. (a)   89,400  2,514
  101,500
MEDICAL FACILITIES MANAGEMENT - 2.3%
American Medical Response, Inc. (a)  98,500  2,955
Carematrix Corp. (a)  158,800  2,184
Columbia/HCA Healthcare Corp.   615,105  24,604
HEALTHSOUTH Rehabilitation Corp. (a)   1,036,900  39,013
Lincare Holdings, Inc. (a)  211,400  8,403
Oxford Health Plans, Inc. (a)  310,000  17,979
PacifiCare Health Systems, Inc. Class B (a)  130,200  10,807
United HealthCare Corp.   171,700  7,405
Vencor, Inc. (a)  29,800  965
  114,315
TOTAL HEALTH   508,601
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.   35,000  3,150
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
ELECTRICAL EQUIPMENT - 3.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA 52,300 4,754 American Power Conversion Corp. (a) 116,600 2,762
Duracell International, Inc.   19,900  1,326
Emerson Electric Co.   175,000  17,172
General Electric Co.   1,125,000  117,000
Leitch Technology Corp. (a)  177,000  3,410
Oak Industries, Inc. (a)  36,600  851
Westinghouse Electric Corp.   35,300  662
  147,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Case Corp.   151,500 $ 7,954
Caterpillar, Inc.   157,900  12,494
Illinois Tool Works, Inc.   52,700  4,519
Ingersoll-Rand Co.   150,000  6,975
MSC Industrial Direct, Inc. (a)  55,500  2,074
Stanley Works  83,100  2,451
UCAR International, Inc. (a)  124,000  4,697
  41,164
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc. (a)  125,300  4,041
WMX Technologies, Inc.   58,000  2,088
  6,129
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   195,230
MEDIA & LEISURE - 6.7%
BROADCASTING - 0.6%
Clear Channel Communications, Inc. (a)   43,500  3,002
Emmis Broadcasting Corp. Class A (a)  21,900  753
Evergreen Media Corp. Class A (a)  195,500  4,839
Grupo Televisa SA de CV sponsored ADR (a)  114,600  3,123
Jacor Communications, Inc. Class A (a)  51,600  1,238
Lin Television Corp. (a)  81,500  3,270
PanAmSat Corp. (a)  142,400  4,094
Time Warner, Inc.   327  13
Viacom, Inc. Class B (non-vtg.) (a)  195,502  7,380
  27,712
ENTERTAINMENT - 0.4%
Disney (Walt) Co.   110,100  8,120
MGM Grand, Inc. (a)  170,000  6,566
Regal Cinemas, Inc. (a)  110,700  3,612
  18,298
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   186,800  8,289
Nintendo Co. Ltd. Ord.   42,500  3,010
  11,299
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.6%
Anchor Gaming (a)  75,000 $ 3,131
Circus Circus Enterprises, Inc. (a)  507,000  18,506
Doubletree Corp. (a)  85,000  3,570
Extended Stay America, Inc. (a)  114,000  2,366
HFS, Inc. (a)  1,474,900  95,500
Hilton Hotels Corp.   440,000  12,870
Host Marriott Corp.   196,400  2,995
ITT Corp. (a)  70,000  3,228
Mirage Resorts, Inc. (a)  1,026,100  24,755
Penske Motorsports, Inc. (a)  5,100  156
Prime Hospitality Corp. (a)  64,900  1,079
Sun International Hotels Ltd. Ord. (a)  125,000  6,203
Wyndham Hotel Corp. (a)  23,500  461
  174,820
PUBLISHING - 0.6%
Gannett Co., Inc.   100,000  7,850
Knight-Ridder, Inc.   170,000  7,140
New York Times Co. (The) Class A  105,000  3,924
Scholastic Corp. (a)   52,100  3,882
Times Mirror Co. Class A  139,800  7,322
  30,118
RESTAURANTS - 1.3%
Apple South, Inc.   365,900  5,397
Applebee's International, Inc.   146,300  4,261
Landry's Seafood Restaurants, Inc. (a)  387,200  9,293
Lone Star Steakhouse Saloon (a)  448,800  12,847
Outback Steakhouse, Inc. (a)  104,900  3,029
Planet Hollywood International, Inc. Class A (a) 193,300 4,446 Rainforest Cafe, Inc. (a) 285,100 8,339
Starbucks Corp. (a)  432,100  14,961
  62,573
TOTAL MEDIA & LEISURE   324,820
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.3%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   347,800 $ 14,738
Coca-Cola Co. (The)  316,900  16,202
PepsiCo, Inc.   832,800  24,880
  55,820
FOODS - 0.2%
General Mills, Inc.   35,200  2,235
Nabisco Holdings Corp. Class A  137,500  5,328
  7,563
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   75,800  4,225
Gillette Co.   311,100  22,944
Procter & Gamble Co.   243,500  26,481
  53,650
TOBACCO - 0.9%
Philip Morris Companies, Inc.   414,400  42,735
TOTAL NONDURABLES   159,768
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   325,000  9,765
Bre-X Minerals Ltd.  255,600  3,949
Newmont Mining Corp.   41,600  1,992
  15,706
RETAIL & WHOLESALE - 9.6%
APPAREL STORES - 1.2%
Baby Superstore, Inc. (a)  308,200  8,553
Footstar, Inc. (a)  64,777  1,328
Gap, Inc.   451,500  14,504
Gymboree Corp. (a)  75,000  2,119
Just for Feet, Inc. (a)  639,000  15,096
Limited, Inc. (The)  39,613  713
Loehmanns, Inc. (a)   112,100  3,377
Saks Holdings, Inc. (a)  149,600  4,862
TJX Companies, Inc.   190,000  8,574
  59,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.3%
CVS Corp.   225,000 $ 9,253
General Nutrition Companies, Inc. (a)  171,500  2,958
Revco (D.S.), Inc. (a)  93,200  3,215
  15,426
GENERAL MERCHANDISE STORES - 2.4%
Consolidated Stores Corp. (a)  223,200  8,258
Dayton Hudson Corp.   151,100  5,874
Family Dollar Stores, Inc.   388,800  7,290
Federated Department Stores, Inc. (a)  325,000  11,091
Meyer (Fred), Inc. (a)  82,800  2,774
Nordstrom, Inc.   34,100  1,483
Price/Costco, Inc. (a)  368,400  8,565
Sears, Roebuck & Co.   245,000  12,190
Stein Mart, Inc. (a)  133,200  2,547
Wal-Mart Stores, Inc.   2,175,900  55,485
Woolworth Corp. (a)  88,400  2,122
  117,679
GROCERY STORES - 0.1%
Safeway, Inc. (a)  70,200  2,852
RETAIL & WHOLESALE, MISCELLANEOUS - 5.6%
Barnes & Noble, Inc. (a)  109,500  3,422
Bed Bath & Beyond, Inc. (a)  327,500  8,576
Circuit City Stores, Inc.   278,300  9,288
Corporate Express, Inc. (a)  387,350  10,846
Home Depot, Inc. (The)  809,800  42,211
Lowe's Companies, Inc.   1,425,000  57,891
Officemax, Inc. (a)  1,027,375  14,897
Office Depot, Inc. (a)  563,200  10,982
Petco Animal Supplies, Inc. (a)  27,100  593
PETsMART, Inc. (a)   2,101,500  53,588
Sports Authority, Inc. (a)   73,450  1,818
Staples, Inc. (a)   1,400,087  27,652
Sunglass Hut International, Inc. (a)  801,600  5,912
Toys "R" Us, Inc. (a)  307,800  10,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  50,700 $ 1,572
Viking Office Products, Inc. (a)  393,400  12,318
Waban, Inc. (a)  114,800  3,028
  275,213
TOTAL RETAIL & WHOLESALE   470,296
SERVICES - 1.1%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.   72,200  3,574
Omnicom Group, Inc.   58,100  2,963
Universal Outdoor Holdings, Inc. (a)  101,500  2,766
  9,303
EDUCATIONAL SERVICES - 0.0%
Sylvan Learning Systems (a)  49,650  1,297
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  315,800  6,355
SERVICES - 0.8%
ADT Ltd. (a)  47,000  964
APAC Teleservices, Inc. (a)  107,900  5,098
AccuStaff, Inc. (a)  362,600  7,343
Employee Solutions, Inc. (a)  23,200  429
Medpartners, Inc. (a)  158,600  3,608
Service Corp. International  455,600  13,725
Sitel Corp. (a)  57,900  1,144
Teletech Holdings, Inc. (a)  70,100  2,208
Zebra Technologies Corp. Class A (a)  59,700  1,537
  36,056
TOTAL SERVICES   53,011
TECHNOLOGY - 26.7%
COMMUNICATIONS EQUIPMENT - 4.6%
ADC Telecommunications, Inc. (a)   150,000  5,437
Ascend Communications, Inc. (a)   598,200  42,547
Aspect Telecommunications Corp. (a)  126,300  6,883
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Checkpoint Systems, Inc. (a)   100,000 $ 2,250
Cisco Systems, Inc. (a)  1,669,300  113,304
Dialogic Corp. (a)  12,400  381
Lucent Technologies, Inc.   301,500  15,452
Nokia Corp. AB sponsored ADR  61,100  3,429
P-COM, Inc. (a)  17,600  559
Tellabs, Inc. (a)  177,000  7,036
3Com Corp. (a)  296,100  22,245
U.S. Robotics Corp. (a)  47,400  3,727
  223,250
COMPUTER SERVICES & SOFTWARE - 11.3%
Affiliated Computer Services, Inc. Class A (a)  55,400  1,607
America Online, Inc. (a)  178,100  6,300
American Management Systems, Inc. (a)  161,300  5,736
Automatic Data Processing, Inc.   371,800  15,941
BBN Corp. (a)  39,600  911
BMC Software, Inc. (a)  240,000  10,440
CUC International, Inc. (a)  2,927,575  77,215
Cadence Design Systems, Inc. (a)  520,050  20,737
Ceridian Corp. (a)   164,000  7,893
Citrix Systems, Inc. (a)  37,700  1,720
Computer Associates International, Inc.   281,700  18,522
CompUSA, Inc. (a)  609,700  27,437
Computer Sciences Corp. (a)  251,600  19,782
DST Systems, Inc. (a)  75,000  2,427
Electronic Data Systems Corp.   186,100  9,003
Electronics for Imaging, Inc. (a)  126,400  10,744
Equifax Inc.   171,500  5,617
First Data Corp.   301,442  12,020
HBO & Co.   348,700  19,832
Inso Corp. (a)   136,800  5,831
McAfee Associates, Inc. (a)  372,100  17,767
Microsoft Corp. (a)  429,800  67,425
Netscape Communications Corp. (a)  387,400  21,646
Oracle Systems Corp. (a)   2,015,925  98,780
Orckit Communications Ltd. (a)  6,200  70
Parametric Technology Corp. (a)   594,700  32,337
Paychex, Inc.   149,600  8,004
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
PeopleSoft, Inc. (a)   450,000 $ 20,587
Physician Computer Network, Inc. (a)  44,400  366
Remedy Corp. (a)  92,500  4,186
Sabre Group Holdings, Inc. Class A (a)  58,900  1,723
Sybase, Inc. (a)   105,300  1,856
  554,462
COMPUTERS & OFFICE EQUIPMENT - 5.5%
Adaptec, Inc. (a)  897,800  33,443
Bay Networks, Inc. (a)  210,000  5,618
Compaq Computer Corp. (a)  563,900  44,689
Dell Computer Corp. (a)  248,000  25,203
EMC Corp. (a)  434,300  14,006
Eltron International, Inc. (a)  62,200  1,928
Gateway 2000, Inc. (a)  34,000  1,823
Hewlett-Packard Co.   276,900  14,917
Ingram Micro, Inc. Class A (a)  79,500  1,957
International Business Machines Corp.   496,600  79,146
Lexmark International Group, Inc. (a)  109,900  2,844
Micron Electronics, Inc. (a)  193,300  3,721
Pitney Bowes, Inc.   150,000  8,850
Quantum Corp. (a)  178,800  4,783
Seagate Technology (a)  516,800  20,414
Tech Data Corp. (a)  236,200  7,086
  270,428
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  142,200  5,421
Perkin-Elmer Corp.   61,900  3,815
  9,236
ELECTRONICS - 4.8%
Analog Devices, Inc. (a)  250,000  8,031
Atmel Corp. (a)  223,300  7,341
Cascade Communications Corp. (a)  54,700  3,781
Cirrus Logic, Inc. (a)   175,000  3,434
Intel Corp.   1,023,300  129,831
KEMET Corp. (a)  154,200  3,547
Linear Technology Corp.   391,000  18,426
Maxim Integrated Products, Inc. (a)  402,900  18,684
Micron Technology, Inc.   134,400  4,452
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Motorola, Inc.   82,300 $ 4,557
S3, Inc. (a)  48,600  826
Solectron Corp. (a)  23,300  1,364
Storage Technology Corp. (a)  187,800  9,367
Texas Instruments, Inc.   98,900  6,305
Uniphase Corp. (a)  150,000  8,925
Xilinx, Inc. (a)  110,700  4,857
  233,728
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   156,900  12,709
TOTAL TECHNOLOGY   1,303,813
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)  150,000  13,687
America West Airlines, Inc. Class B (a)  398,400  5,827
Comair Holdings, Inc.   150,050  3,732
Delta Air Lines, Inc.   29,400  2,212
Midwest Express Holdings, Inc. (a)  2,400  79
UAL Corp. (a)  101,000  5,808
  31,345
RAILROADS - 0.3%
CSX Corp.   332,400  15,540
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   94,200  1,319
TOTAL TRANSPORTATION   48,204
UTILITIES - 4.4%
CELLULAR - 1.4%
AirTouch Communications, Inc. (a)  1,705,035  43,692
Arch Communications Group, Inc. (a)  131,000  1,441
Palmer Wireless, Inc. (a)   139,000  2,085
360 Degrees Communications Co. (a)  566,600  13,456
Vanguard Cellular Systems, Inc. Class A (a)  349,500  5,898
  66,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.0%
Calpine Corp. (a)  142,500 $ 2,565
GAS - 0.2%
Enron Corp.   226,800  10,376
TELEPHONE SERVICES - 2.8%
Ameritech Corp.   157,700  9,285
Bell Atlantic Corp.   141,300  8,884
BellSouth Corp.   362,200  14,624
Cincinnati Bell, Inc.   39,200  2,337
Comsat Corp., Series 1  50,000  1,313
Frontier Corp.   18,500  486
LCI International, Inc. (a)  554,800  18,100
MCI Communications Corp.   640,200  19,526
MFS Communications, Inc.   494,800  23,873
SBC Communications, Inc.   124,900  6,573
Sprint Corp.   200,600  8,400
Telebras sponsored ADR  128,300  9,719
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  130,600  3,967
WorldCom, Inc. (a)  434,800  10,055
  137,142
TOTAL UTILITIES   216,655
TOTAL COMMON STOCKS
(Cost $3,335,089)   4,392,788
CASH EQUIVALENTS - 10.0%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96 $ 489,989  489,756
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,824,845)  $ 4,882,544
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,301,000 or 0.0% of net assets.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $3,837,792,000. Net unrealized appreciation aggregated $1,044,752,000, of which $1,113,944,000 related to appreciated investment securities and $69,192,000 related to depreciated investment securities.
The fund hereby designates approximately $26,024,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 4,882,544
agreements of $489,756) (cost $3,824,845) -
See accompanying schedule

Cash                                                                             1,219

Receivable for investments sold                                                  7,480

Receivable for fund shares sold                                                  7,261

Dividends receivable                                                             3,551

Other receivables                                                                171

Prepaid expenses                                                                 15

 TOTAL ASSETS                                                                    4,902,241

LIABILITIES

Payable for investments purchased                                    $ 29,024

Payable for fund shares redeemed                                      3,259

Accrued management fee                                                2,359

Distribution fees payable                                             1,431

Other payables and accrued expenses                                   1,246

 TOTAL LIABILITIES                                                               37,319

NET ASSETS                                                                      $ 4,864,922

Net Assets consist of:

Paid in capital                                                                 $ 3,636,198

Undistributed net investment income                                              26,034

Accumulated undistributed net realized gain (loss) on                            144,992
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    1,057,698
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 4,864,922

CALCULATION OF MAXIMUM OFFERING PRICE                                            $44.80
CLASS A:
NET ASSET VALUE and redemption price per share
 ($4,423 (divided by) 98.73 shares)

Maximum offering price per share (100/94.75 of $44.80)                           $47.28

CLASS T:                                                                         $44.81
NET ASSET VALUE and redemption price per share
 ($3,536,973 (divided by) 78,926 shares)

Maximum offering price per share (100/96.50 of $44.81)                           $46.44

INSTITUTIONAL CLASS:                                                             $45.52
NET ASSET VALUE, offering price and redemption price
 per share ($1,323,526 (divided by) 29,078 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 36,764
Dividends

Interest                                                               34,798

 TOTAL INCOME                                                          71,562

EXPENSES

Management fee                                             $ 23,048

Transfer agent fees                                         1
Class A

 Class T                                                    5,414

 Institutional Class                                        1,443

Distribution fees                                           1
Class A

 Class T                                                    14,154

Accounting fees and expenses                                805

Non-interested trustees' compensation                       13

Custodian fees and expenses                                 111

Registration fees                                           11
Class A

 Class T                                                    490

 Institutional Class                                        165

Audit                                                       68

Legal                                                       42

Miscellaneous                                               116

 Total expenses before reductions                           45,882

 Expense reductions                                         (634)      45,248

NET INVESTMENT INCOME                                                  26,314

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      155,837

 Foreign currency transactions                              (3)        155,834

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      529,933

 Assets and liabilities in foreign currencies               (1)        529,932

NET GAIN (LOSS)                                                        685,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 712,080
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 26,314       $ 8,342
Net investment income

 Net realized gain (loss)                                  155,834        163,818

 Change in net unrealized appreciation (depreciation)      529,932        499,727

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           712,080        671,887
FROM OPERATIONS

Distributions to shareholders                              (2,317)        (2,488)
From net investment income
 Class T

  Institutional Class                                      (3,419)        (3,809)

 From net realized gain                                    (112,907)      (4,889)
 Class T

  Institutional Class                                      (41,604)       (2,227)

 In excess of net realized gain                            -              (1,642)
 Class T

  Institutional Class                                      -              (756)

 TOTAL DISTRIBUTIONS                                       (160,247)      (15,811)

Share transactions - net increase (decrease)               1,470,586      901,805

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,022,419      1,557,881

NET ASSETS

 Beginning of period                                       2,842,503      1,284,622

 End of period (including undistributed net investment    $ 4,864,922    $ 2,842,503
income of $26,034 and $5,825, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,
      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of period                         $ 39.47

Income from Investment Operations

 Net investment income                                           .04 F

 Net realized and unrealized gain (loss)                          5.29

 Total from investment operations                                 5.33

Net asset value, end of period                                   $ 44.80

TOTAL RETURN B, C                                                  13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 4

Ratio of expenses to average net assets                           1.52% A, D
                                                                 , E

Ratio of expenses to average net assets after expense reductions  1.50% A, H

Ratio of net investment income to average net assets              .38% A

Portfolio turnover                                                 76%

Average commission rate I                                         $ .0414

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 39.83     $ 28.52   $ 29.50   $ 26.33    $ 23.78
of period

Income from Investment
Operations

 Net investment income             .22 D       .06       .08       (.07) D    .01

 Net realized and                  6.90        11.54     .39       3.82       2.54
 unrealized gain (loss)

 Total from investment             7.12        11.60     .47       3.75       2.55
 operations

Less Distributions

 From net investment income        (.03) G     (.08)     -         (.08)      -

 From net realized gain            (2.11) G    (.16)     (1.45)    (.50)      -

 In excess of net realized         -           (.05)     -         -          -
gain

 Total distributions               (2.14)      (.29)     (1.45)    (.58)      -

Net asset value, end of period    $ 44.81     $ 39.83   $ 28.52   $ 29.50    $ 26.33

TOTAL RETURN B, C                  19.00%      41.11%    1.58%     14.52%     10.72%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 3,537     $ 2,051   $ 874     $ 378      $ 23
(in millions)

Ratio of expenses to average       1.36%       1.55%     1.71%     1.85%      1.47%
net assets                                                                   A

Ratio of expenses to average       1.34%       1.54%     1.70%     1.84%      1.47%
net assets after expense          H           H         H         H          A
reductions

Ratio of net investment income     .54%        .21%      .15%      (.24)%     .25%
to average net assets                                                        A

Portfolio turnover                 76%         97%       137%      160%       240%

Average commission rate I         $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 C   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28
of period

Income from Investment
Operations

 Net investment income             .45 B       .28       .30       .19 B     .17

 Net realized and                  7.00        11.69     .42       3.78      4.55
 unrealized gain (loss)

 Total from investment             7.45        11.97     .72       3.97      4.72
 operations

Less Distributions

 From net investment income        (.21) D     (.27)     (.11)     (.10)     (.03)

 From net realized gain            (2.11) D    (.16)     (1.45)    (.50)     (2.60)

 In excess of net realized         -           (.05)     -         -         -
gain

 Total distributions               (2.32)      (.48)     (1.56)    (.60)     (2.63)

Net asset value, end of period    $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37

TOTAL RETURN A                     19.68%      42.15%    2.46%     15.36%    21.14%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,324     $ 791     $ 410     $ 296     $ 179
(in millions)

Ratio of expenses to average       .79%        .83%      .86%      .95%      .98%
net assets

Ratio of expenses to average       .77%        .83%      .84%      .94%      .98%
net assets after expense          E                     E         E
reductions

Ratio of net investment income     1.11%       .92%      1.00%     .66%      .73%
to average net assets

Portfolio turnover                 76%         97%       137%      160%      240%

Average commission rate F         $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On July 10, 1996, the Board of Trustees approved the creation of an additional class of Retail shares (Class B). Offering of the new class commences on December 31, 1996. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge upon redemption within six years of purchase which decreases from a maximum of 5% to 1%.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,661,051,000 and $2,431,557,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,000 and $14,154,000 under the Class A and Class T Plans, of which $1,000 and $13,898,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $152,000 and $11,846,000 on sales of Class A and Class T shares of the fund, of which $136,000 and $9,847,000 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .29%, .19%, and .14% of the average net assets of Class A, Class T, and Institutional Class, respectively. Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $830,000 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $8,000.
FMR has also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $496,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $8,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $54,000 and $67,000, respectively, under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

AMOUNTS IN THOUSANDS             1996 A         1995           1996 A         1995



CLASS A                           100            -             $ 4,269        $ -
Shares sold

Shares redeemed                   (1)            -              (67)           -

Net increase (decrease)           99             -             $ 4,202        $ -

CLASS T                           45,074         31,684        $ 1,801,024    $ 1,094,983
Shares sold

Reinvestment of distributions     2,864          299            106,705        8,317

Shares redeemed                   (20,513)       (11,136)       (824,097)      (378,584)

Net increase (decrease)           27,425         20,847        $ 1,083,632    $ 724,716

INSTITUTIONAL CLASS               18,894         11,766        $ 763,651      $ 398,403
Shares sold

Reinvestment of distributions     847            151            31,892         4,231

Shares redeemed                   (10,250)       (6,533)        (412,791)      (225,545)

Net increase (decrease)           9,491          5,384         $ 382,752      $ 177,089


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/23/96 12/20/96 $0.36 $1.20
 1/6/97 1/3/97 $0.00 $0.03
Class T 12/23/96 12/20/96 $0.17 $1.20
 1/6/97 1/3/97 $0.00 $0.03
A total of 15% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Lawrence Greenberg, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     26   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   PAST 5    PAST 10
                                               YEAR     YEARS     YEARS

Advisor Equity Growth - Institutional          19.68%   143.58%   518.61%
Class

S&P 500(registered trademark)                  27.86%   130.90%   310.22%

Growth Funds Average                           21.09%   110.80%   264.19%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 652 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Equity Growth - Institutional Class   19.68%   19.49%   19.99%

S&P 500                                       27.86%   18.21%   15.16%

Growth Funds Average                          21.09%   15.77%   13.39%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 164559 S00000000000001
             FA Equity Growth -CL I      SP Standard & Poor 500
             00086                       SP001
  1986/11/30      10000.00                    10000.00
  1986/12/31       9790.83                     9745.00
  1987/01/31      10965.40                    11057.65
  1987/02/28      11956.12                    11494.43
  1987/03/31      11847.50                    11826.62
  1987/04/30      11413.04                    11721.36
  1987/05/31      11337.84                    11823.34
  1987/06/30      11555.08                    12420.42
  1987/07/31      12081.45                    13050.13
  1987/08/31      12808.34                    13536.90
  1987/09/30      12591.11                    13240.44
  1987/10/31       9274.14                    10388.45
  1987/11/30       8288.24                     9532.44
  1987/12/31       9735.45                    10257.86
  1988/01/31       9708.60                    10689.72
  1988/02/29      10290.22                    11187.86
  1988/03/31      10442.34                    10842.15
  1988/04/30      10326.02                    10962.50
  1988/05/31      10254.43                    11057.87
  1988/06/30      11167.13                    11565.43
  1988/07/31      10943.43                    11521.48
  1988/08/31      10460.24                    11129.75
  1988/09/30      11041.86                    11603.88
  1988/10/31      10925.53                    11926.47
  1988/11/30      10755.52                    11755.92
  1988/12/31      11251.31                    11961.65
  1989/01/31      12137.89                    12837.24
  1989/02/28      12147.03                    12517.59
  1989/03/31      12549.19                    12809.25
  1989/04/30      13380.92                    13474.05
  1989/05/31      14532.56                    14019.75
  1989/06/30      13993.30                    13939.84
  1989/07/31      14953.00                    15198.61
  1989/08/31      15537.96                    15496.50
  1989/09/30      15967.54                    15432.96
  1989/10/31      15766.46                    15074.92
  1989/11/30      15830.44                    15382.45
  1989/12/31      16296.55                    15751.63
  1990/01/31      14800.78                    14694.69
  1990/02/28      15397.00                    14884.25
  1990/03/31      16296.55                    15278.69
  1990/04/30      15972.29                    14896.72
  1990/05/31      18242.10                    16349.15
  1990/06/30      18399.00                    16237.98
  1990/07/31      17876.00                    16186.01
  1990/08/31      15595.74                    14722.80
  1990/09/30      14309.17                    14005.80
  1990/10/31      14486.99                    13945.57
  1990/11/30      16265.17                    14846.46
  1990/12/31      17426.22                    15260.67
  1991/01/31      19957.52                    15926.04
  1991/02/28      21756.63                    17064.75
  1991/03/31      23890.45                    17477.72
  1991/04/30      23806.77                    17519.66
  1991/05/31      25051.50                    18276.51
  1991/06/30      22969.98                    17439.45
  1991/07/31      24831.85                    18252.13
  1991/08/31      26170.71                    18684.70
  1991/09/30      26233.47                    18372.67
  1991/10/31      26306.69                    18618.86
  1991/11/30      25396.68                    17868.52
  1991/12/31      28702.32                    19912.68
  1992/01/31      29506.02                    19542.31
  1992/02/29      29657.69                    19796.35
  1992/03/31      28257.64                    19410.33
  1992/04/30      27674.29                    19980.99
  1992/05/31      27545.95                    20078.90
  1992/06/30      26635.92                    19779.72
  1992/07/31      27569.29                    20588.71
  1992/08/31      26904.26                    20166.64
  1992/09/30      27405.95                    20404.61
  1992/10/31      28852.66                    20476.03
  1992/11/30      30766.06                    21174.26
  1992/12/31      31612.08                    21434.70
  1993/01/31      32495.86                    21614.75
  1993/02/28      31672.42                    21908.71
  1993/03/31      32674.87                    22370.99
  1993/04/30      32149.78                    21829.61
  1993/05/31      34035.32                    22414.64
  1993/06/30      34178.53                    22479.65
  1993/07/31      33605.71                    22389.73
  1993/08/31      34858.76                    23238.30
  1993/09/30      35908.94                    23059.36
  1993/10/31      36362.42                    23536.69
  1993/11/30      35491.25                    23313.09
  1993/12/31      36578.02                    23595.18
  1994/01/31      37897.85                    24397.42
  1994/02/28      37595.87                    23736.25
  1994/03/31      36073.42                    22701.35
  1994/04/30      36488.63                    22991.92
  1994/05/31      36287.32                    23368.99
  1994/06/30      34714.53                    22796.45
  1994/07/31      35482.05                    23544.18
  1994/08/31      37105.17                    24509.49
  1994/09/30      36362.81                    23909.00
  1994/10/31      37570.71                    24446.96
  1994/11/30      36362.81                    23556.60
  1994/12/31      36562.30                    23905.94
  1995/01/31      36255.16                    24525.82
  1995/02/28      37675.68                    25481.60
  1995/03/31      39121.79                    26233.56
  1995/04/30      40823.85                    27006.14
  1995/05/31      42269.96                    28085.57
  1995/06/30      45507.72                    28738.00
  1995/07/31      48924.64                    29690.95
  1995/08/31      49449.33                    29765.47
  1995/09/30      50869.85                    31021.58
  1995/10/31      50639.49                    30910.83
  1995/11/30      51688.88                    32267.82
  1995/12/31      51229.77                    32889.29
  1996/01/31      52457.24                    34008.85
  1996/02/29      53653.16                    34324.11
  1996/03/31      54047.26                    34654.65
  1996/04/30      55691.65                    35165.46
  1996/05/31      57213.72                    36072.38
  1996/06/30      56507.05                    36209.81
  1996/07/31      53095.97                    34610.06
  1996/08/31      54359.83                    35339.99
  1996/09/30      58042.71                    37328.92
  1996/10/31      58355.28                    38358.45
  1996/11/29      61861.49                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 164604 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Advisor Equity Growth - Institutional Class on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $61,861 - a 518.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended November 30,
1996. The Standard & Poor's 500
Index returned 27.86% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
The Dow Jones Industrial
Average closed above 6500 for
the first time in November. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again when
the Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears subsided,
these stocks rebounded, only to
fade toward the end of the period
due to earnings concerns and a
general flight to quality.
An interview with Larry Greenberg, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, LARRY?
A. For the one-year period that ended November 30, 1996, the fund's Institutional Class shares had a total return of 19.68%. Additionally, the Standard & Poor's 500 Index returned 27.86% and the growth funds average, according to Lipper Analytical Services, was up 21.09%. The fund's underperformance in the past year is reflective of the underperformance of technology stocks earlier in the period, which hurt many growth-oriented investors if they sold these stocks.
Q. HAVE YOU MADE ANY MAJOR CHANGES SINCE YOU TOOK OVER THE FUND?
A. When I took over, the fund had about 18% of its assets in short-term investments, so the first thing I did was try to reinvest some of those assets in the stock market. Other than that, I haven't made any significant changes. In fact, I can't imagine a smoother transition between managers. The previous manager, Bob Stansky, and I have very similar investment styles, and we've worked together for a number of years.
Q. HOW IS THE FUND POSITIONED IN TECHNOLOGY-RELATED COMPANIES? WERE THERE ANY THEMES YOU FOLLOWED?
A. I focused the fund's technology weighting in what I call the "Nasdaq Four" - Intel, Microsoft, Cisco Systems and Oracle. In the technology arena, we've seen the bigger firms getting bigger at the expense of smaller firms, which are finding it harder and harder to gain market share. Additionally, the Nasdaq Four were well-positioned to benefit from two major trends during the period - growth of the Internet and personal computers.
Q. DECLINING SEMICONDUCTOR PRICES HAVE HURT THAT INDUSTRY OVER THE PAST YEAR. WERE THERE ANY RECENT DEVELOPMENTS IN THIS SITUATION?
A. Semiconductor prices have stabilized following a freefall for much of this past year. An oversupply in the market continues, but demand has picked up as some companies have been able to work through their excess inventories. Breaking it down a bit, DRAM (dynamic random access memory) companies' pricing is still anemic; however, CPU (central processing unit) pricing is stronger.
Q. WHAT WAS THE STORY WITH THE FUND'S HEALTH CARE POSITION?
A. In my opinion, one of the most intriguing parts of the health care market has been the pharmaceutical area. It was one segment of the market where business fundamentals improved steadily throughout the year. With the proliferation of managed care, we've seen strong unit demand for drugs. For example, in the third quarter of 1996, Merck had a phenomenal 25% unit growth in their domestic pharmaceutical business. In general, I looked for companies with accelerated earnings momentum, good year-over-year earnings growth and strong revenue growth that were trading at reasonable prices.
Q. HOW ABOUT RETAIL?
A. I think finally we may be seeing a good time for retail. If you look at the past three years, consumer demand was pretty poor. In the past year, however, we've seen demand picking up and the beginnings of a turnaround in the earnings growth rate of some major retailers. I also targeted specialty retailers considered to be "category killers" - companies that dominate their market segment no matter what is happening in the overall retail market or the economy. One example of a category killer was PETsMART.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. While category killer retail stocks can be great growth companies, they can be quite volatile as well. Such was the case with Sunglass Hut International, whose revenue growth and earnings rapidly deteriorated during the period. Thus, the fund sustained some losses as a result of holding the stock.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. Obviously, the stock market has had quite a run, and we have enjoyed a long economic expansion. In this environment, I'm trying to reduce some of the risk in the fund by spreading its assets over a variety of industries and stocks that haven't gone up as much as the overall market. While this strategy does not eliminate all risk in the fund, I believe it's the best course of action in an uncertain time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common
stock of companies with
above-average growth
characteristics
START DATE: November 22, 1983
SIZE: as of November 30,
1996, more than $4.8 billion
MANAGER: Larry Greenberg,
since June 1996; manager,
VIP: Growth Portfolio, since
1991; joined Fidelity in 1986
(checkmark)
LARRY GREENBERG ON
COMPETITION IN HIGH TECH
INDUSTRIES:
"Much is discussed in the
financial press about the
intense competition in certain
segments of high tech. While
these corporate wars make
good news stories, they are
often oversimplified and
blown out of proportion. For
example, there's been a lot of
attention in the media devoted
to the "browser war" between
Netscape and Microsoft.
While Internet browsers are
Netscape's best-known
product, the company
generates most of its
revenues from corporate
applications of Internet
technology - not browsers.
"Another issue is whether
microprocessor-maker Intel
can maintain its
dominance in the face of new
competition. While it has
some notable competitors in a
rapidly changing market,
people often forget Intel's
industry clout, its vast R&D
budget and marketing
strength, and its ability to
maintain aggressive pricing."

NOTE TO SHAREHOLDERS:
Effective January 7, 1997,
Jennifer Uhrig became
manager of the fund. Ms.
Uhrig joined Fidelity in 1987,
and has worked as an
analyst and manager.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Intel Corp.                        2.7            1.2

General Electric Co.               2.4            2.1

Cisco Systems, Inc.                2.3            1.9

Oracle Systems Corp.               2.0            1.3

HFS, Inc.                          2.0            1.0

Federal National Mortgage          1.7            1.4
Association

International Business Machines    1.6            0.2
Corp.

CUC International, Inc.            1.6            0.8

Microsoft Corp.                    1.4            1.4

Lowe's Companies, Inc.             1.2            1.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           26.7           23.0

Health               10.4           10.8

Retail & Wholesale   9.6            9.6

Finance              8.8            10.1

Media & Leisure      6.7            4.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 18.1
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 41.9
Stocks 90.0%
Short-term
investments 10.0%
FOREIGN
INVESTMENTS 3.6%
Stocks 81.9%
Short-term
investments 18.1%
FOREIGN
INVESTMENTS 3.1%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.0%
AEROSPACE & DEFENSE - 0.8%
Boeing Co.   216,400 $ 21,506
Gulfstream Aerospace Corp. (a)  142,600  3,422
Lockheed Martin Corp.   126,800  11,491
  36,419
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   190,400  9,734
TOTAL AEROSPACE & DEFENSE   46,153
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.4%
Air Products & Chemicals, Inc.   48,400  3,364
Airgas, Inc. (a)  157,000  4,043
du Pont (E.I.) de Nemours & Co.   225,000  21,206
IMC Global, Inc.   16,700  603
Monsanto Co.   625,000  24,844
Potash Corp. of Saskatchewan  34,500  2,602
Praxair, Inc.   125,000  6,078
Union Carbide Corp.   133,100  6,140
  68,880
IRON & STEEL - 0.1%
Nucor Corp.   94,400  5,133
METALS & MINING - 0.4%
Aluminum Co. of America  100,000  6,363
Freeport McMoRan Copper & Gold, Inc. Class A  60,000  1,793
Inco Ltd.   138,100  4,820
Titanium Metals Corp. (a)   143,400  4,803
  17,779
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal Co., Inc.   135,300  7,171
Tupperware Corp.    75,000  3,975
  11,146
PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.   140,000  5,950
Kimberly-Clark Corp.   58,100  5,679
  11,629
TOTAL BASIC INDUSTRIES   114,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 0.8%
AlliedSignal, Inc.   240,000 $ 17,580
Mark IV Industries, Inc.   168,500  3,686
United Technologies Corp.   120,000  16,830
  38,096
CONSTRUCTION & REAL ESTATE - 0.3%
CONSTRUCTION - 0.0%
Oakwood Homes Corp.   80,000  1,770
ENGINEERING - 0.3%
MasTec, Inc. (a)  252,200  11,916
REAL ESTATE INVESTMENT TRUSTS - 0.0%
RFS Hotel Investors, Inc.   108,300  1,814
TOTAL CONSTRUCTION & REAL ESTATE   15,500
DURABLES - 4.2%
AUTOS, TIRES, & ACCESSORIES - 2.5%
AutoZone, Inc. (a)  665,600  16,390
Chrysler Corp.   1,024,000  36,352
Danaher Corp.   126,700  5,670
Eaton Corp.   100,000  6,925
General Motors Corp.   682,721  39,342
Honda Motor Co. Ltd.   149,000  4,405
PACCAR, Inc.   46,400  3,086
Pep Boys-Manny, Moe & Jack  240,000  8,790
TRW, Inc.   25,000  2,434
  123,394
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   235,000  19,681
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.   125,000  6,375
Newell Co.   176,100  5,459
  11,834
HOME FURNISHINGS - 0.1%
Furniture Brands International, Inc. (a)  46,400  574
Leggett & Platt, Inc.   84,800  2,597
  3,171
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 1.0%
Adidas AG (b)  26,600 $ 2,301
Adidas AG  44,700  3,867
Gucci Group NV  87,400  6,413
Liz Claiborne, Inc.   82,900  3,513
NIKE, Inc. Class B  461,700  26,259
Tommy Hilfiger (a)  90,000  4,860
  47,213
TOTAL DURABLES   205,293
ENERGY - 5.0%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   110,400  4,043
Diamond Offshore Drilling, Inc. (a)   96,700  6,165
Dresser Industries, Inc.   157,000  5,142
Halliburton Co.   131,000  7,893
Schlumberger Ltd.   325,000  33,800
Tidewater, Inc.   87,400  3,824
Transocean Offshore, Inc.   37,800  2,277
Varco International, Inc. (a)  93,900  2,148
Western Atlas, Inc. (a)  100,000  7,050
  72,342
INDEPENDENT POWER - 0.2%
Thermo Electron Corp.   225,050  8,158
OIL & GAS - 3.3%
Abacan Resource Corp. (a)  213,000  1,824
Amerada Hess Corp.   194,200  11,434
Anadarko Petroleum Corp.   85,000  5,684
Apache Corp.   170,600  6,206
Atlantic Richfield Co.   175,200  24,375
British Petroleum PLC ADR  153,807  21,341
Burlington Resources, Inc.   71,600  3,795
Chesapeake Energy Corp. (a)   161,600  10,565
Enron Oil & Gas Co.   115,900  3,086
Kerr-McGee Corp.   41,100  2,877
Louisiana Land & Exploration Co.   133,500  7,977
Nationale Elf Aquitaine  29,400  2,567
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.   239,500 $ 5,748
Parker & Parsley Petroleum Co.   48,200  1,591
Pennzoil Co.   69,300  3,897
Royal Dutch Petroleum Co. ADR  235,100  39,937
Union Pacific Resources Group, Inc.   94,000  2,807
Unocal Corp.   176,320  7,185
  162,896
TOTAL ENERGY   243,396
FINANCE - 8.8%
BANKS - 2.6%
Bank of New York Co., Inc.   624,200  22,393
BankAmerica Corp.   325,000  33,475
Citicorp  430,000  46,978
First Bank System, Inc.   87,700  6,391
NationsBank Corp.   196,661  20,379
  129,616
CREDIT & OTHER FINANCE - 1.5%
American Express Co.   900,004  47,025
Beneficial Corp.   93,200  5,790
Concord EFS, Inc. (a)  9,300  271
Green Tree Financial Corp.   185,000  7,747
Household International, Inc.   120,082  11,378
PHH Corp.   38,600  1,732
  73,943
FEDERAL SPONSORED CREDIT - 2.6%
Federal Home Loan Mortgage Corporation  340,000  38,845
Federal National Mortgage Association  1,976,700  81,539
Student Loan Marketing Association  49,300  4,739
  125,123
INSURANCE - 1.9%
Allstate Corp.   165,079  9,946
American General Corp.   47,000  1,933
American International Group, Inc.   235,000  27,025
CIGNA Corp.   56,600  8,002
Capital Re Corp.   24,700  948
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
General Re Corp.   69,400 $ 11,711
ITT Hartford Group, Inc.   50,000  3,418
MBIA, Inc.   76,700  7,756
MGIC Investment Corp.   109,700  8,214
SunAmerica, Inc.   65,000  2,722
Travelers, Inc. (The)  132,933  5,982
UNUM Corp.   54,100  3,848
  91,505
SECURITIES INDUSTRY - 0.2%
Schwab (Charles) Corp.   290,900  8,763
United Asset Management Corp.   58,200  1,579
  10,342
TOTAL FINANCE   430,529
HEALTH - 10.4%
DRUGS & PHARMACEUTICALS - 6.0%
ALZA Corp. Class A (a)  154,500  4,365
American Home Products Corp.   465,000  29,876
Amgen, Inc. (a)  177,000  10,775
Biochem Pharmaceuticals, Inc. (a)   103,500  4,425
Biogen, Inc. (a)   464,000  17,748
Bristol-Myers Squibb Co.   332,400  37,811
Elan Corp. PLC ADR (a)  250,000  7,438
Genentech, Inc. special (a)  300,000  16,237
Lilly (Eli) & Co.   305,000  23,333
Merck & Co., Inc.   638,200  52,971
Perseptive Biosystems, Inc. (a)  50  -
Perseptive Biosystems, Inc. Class G (warrants) (a)  28  -
Pfizer, Inc.   431,900  38,708
Schering-Plough Corp.   317,000  22,586
SmithKline Beecham PLC ADR  293,500  20,215
Thermotrex Corp. (a)   29,200  993
Warner-Lambert Co.   74,200  5,305
  292,786
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.1%
Boston Scientific Corp. (a)   179,400 $ 10,472
Cardinal Health, Inc.   111,700  9,341
Johnson & Johnson  750,000  39,844
Medtronic, Inc.   404,600  26,754
Omnicare, Inc.   135,000  4,118
Pall Corp.   151,900  3,969
St. Jude Medical, Inc. (a)  107,500  4,488
Sofamor/Danek Group, Inc. (a)   89,400  2,514
  101,500
MEDICAL FACILITIES MANAGEMENT - 2.3%
American Medical Response, Inc. (a)  98,500  2,955
Carematrix Corp. (a)  158,800  2,184
Columbia/HCA Healthcare Corp.   615,105  24,604
HEALTHSOUTH Rehabilitation Corp. (a)   1,036,900  39,013
Lincare Holdings, Inc. (a)  211,400  8,403
Oxford Health Plans, Inc. (a)  310,000  17,979
PacifiCare Health Systems, Inc. Class B (a)  130,200  10,807
United HealthCare Corp.   171,700  7,405
Vencor, Inc. (a)  29,800  965
  114,315
TOTAL HEALTH   508,601
HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.   35,000  3,150
INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
ELECTRICAL EQUIPMENT - 3.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA 52,300 4,754 American Power Conversion Corp. (a) 116,600 2,762
Duracell International, Inc.   19,900  1,326
Emerson Electric Co.   175,000  17,172
General Electric Co.   1,125,000  117,000
Leitch Technology Corp. (a)  177,000  3,410
Oak Industries, Inc. (a)  36,600  851
Westinghouse Electric Corp.   35,300  662
  147,937
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Case Corp.   151,500 $ 7,954
Caterpillar, Inc.   157,900  12,494
Illinois Tool Works, Inc.   52,700  4,519
Ingersoll-Rand Co.   150,000  6,975
MSC Industrial Direct, Inc. (a)  55,500  2,074
Stanley Works  83,100  2,451
UCAR International, Inc. (a)  124,000  4,697
  41,164
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc. (a)  125,300  4,041
WMX Technologies, Inc.   58,000  2,088
  6,129
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   195,230
MEDIA & LEISURE - 6.7%
BROADCASTING - 0.6%
Clear Channel Communications, Inc. (a)   43,500  3,002
Emmis Broadcasting Corp. Class A (a)  21,900  753
Evergreen Media Corp. Class A (a)  195,500  4,839
Grupo Televisa SA de CV sponsored ADR (a)  114,600  3,123
Jacor Communications, Inc. Class A (a)  51,600  1,238
Lin Television Corp. (a)  81,500  3,270
PanAmSat Corp. (a)  142,400  4,094
Time Warner, Inc.   327  13
Viacom, Inc. Class B (non-vtg.) (a)  195,502  7,380
  27,712
ENTERTAINMENT - 0.4%
Disney (Walt) Co.   110,100  8,120
MGM Grand, Inc. (a)  170,000  6,566
Regal Cinemas, Inc. (a)  110,700  3,612
  18,298
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   186,800  8,289
Nintendo Co. Ltd. Ord.   42,500  3,010
  11,299
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.6%
Anchor Gaming (a)  75,000 $ 3,131
Circus Circus Enterprises, Inc. (a)  507,000  18,506
Doubletree Corp. (a)  85,000  3,570
Extended Stay America, Inc. (a)  114,000  2,366
HFS, Inc. (a)  1,474,900  95,500
Hilton Hotels Corp.   440,000  12,870
Host Marriott Corp.   196,400  2,995
ITT Corp. (a)  70,000  3,228
Mirage Resorts, Inc. (a)  1,026,100  24,755
Penske Motorsports, Inc. (a)  5,100  156
Prime Hospitality Corp. (a)  64,900  1,079
Sun International Hotels Ltd. Ord. (a)  125,000  6,203
Wyndham Hotel Corp. (a)  23,500  461
  174,820
PUBLISHING - 0.6%
Gannett Co., Inc.   100,000  7,850
Knight-Ridder, Inc.   170,000  7,140
New York Times Co. (The) Class A  105,000  3,924
Scholastic Corp. (a)   52,100  3,882
Times Mirror Co. Class A  139,800  7,322
  30,118
RESTAURANTS - 1.3%
Apple South, Inc.   365,900  5,397
Applebee's International, Inc.   146,300  4,261
Landry's Seafood Restaurants, Inc. (a)  387,200  9,293
Lone Star Steakhouse Saloon (a)  448,800  12,847
Outback Steakhouse, Inc. (a)  104,900  3,029
Planet Hollywood International, Inc. Class A (a) 193,300 4,446 Rainforest Cafe, Inc. (a) 285,100 8,339
Starbucks Corp. (a)  432,100  14,961
  62,573
TOTAL MEDIA & LEISURE   324,820
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.3%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   347,800 $ 14,738
Coca-Cola Co. (The)  316,900  16,202
PepsiCo, Inc.   832,800  24,880
  55,820
FOODS - 0.2%
General Mills, Inc.   35,200  2,235
Nabisco Holdings Corp. Class A  137,500  5,328
  7,563
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   75,800  4,225
Gillette Co.   311,100  22,944
Procter & Gamble Co.   243,500  26,481
  53,650
TOBACCO - 0.9%
Philip Morris Companies, Inc.   414,400  42,735
TOTAL NONDURABLES   159,768
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   325,000  9,765
Bre-X Minerals Ltd.  255,600  3,949
Newmont Mining Corp.   41,600  1,992
  15,706
RETAIL & WHOLESALE - 9.6%
APPAREL STORES - 1.2%
Baby Superstore, Inc. (a)  308,200  8,553
Footstar, Inc. (a)  64,777  1,328
Gap, Inc.   451,500  14,504
Gymboree Corp. (a)  75,000  2,119
Just for Feet, Inc. (a)  639,000  15,096
Limited, Inc. (The)  39,613  713
Loehmanns, Inc. (a)   112,100  3,377
Saks Holdings, Inc. (a)  149,600  4,862
TJX Companies, Inc.   190,000  8,574
  59,126
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.3%
CVS Corp.   225,000 $ 9,253
General Nutrition Companies, Inc. (a)  171,500  2,958
Revco (D.S.), Inc. (a)  93,200  3,215
  15,426
GENERAL MERCHANDISE STORES - 2.4%
Consolidated Stores Corp. (a)  223,200  8,258
Dayton Hudson Corp.   151,100  5,874
Family Dollar Stores, Inc.   388,800  7,290
Federated Department Stores, Inc. (a)  325,000  11,091
Meyer (Fred), Inc. (a)  82,800  2,774
Nordstrom, Inc.   34,100  1,483
Price/Costco, Inc. (a)  368,400  8,565
Sears, Roebuck & Co.   245,000  12,190
Stein Mart, Inc. (a)  133,200  2,547
Wal-Mart Stores, Inc.   2,175,900  55,485
Woolworth Corp. (a)  88,400  2,122
  117,679
GROCERY STORES - 0.1%
Safeway, Inc. (a)  70,200  2,852
RETAIL & WHOLESALE, MISCELLANEOUS - 5.6%
Barnes & Noble, Inc. (a)  109,500  3,422
Bed Bath & Beyond, Inc. (a)  327,500  8,576
Circuit City Stores, Inc.   278,300  9,288
Corporate Express, Inc. (a)  387,350  10,846
Home Depot, Inc. (The)  809,800  42,211
Lowe's Companies, Inc.   1,425,000  57,891
Officemax, Inc. (a)  1,027,375  14,897
Office Depot, Inc. (a)  563,200  10,982
Petco Animal Supplies, Inc. (a)  27,100  593
PETsMART, Inc. (a)   2,101,500  53,588
Sports Authority, Inc. (a)   73,450  1,818
Staples, Inc. (a)   1,400,087  27,652
Sunglass Hut International, Inc. (a)  801,600  5,912
Toys "R" Us, Inc. (a)  307,800  10,619
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  50,700 $ 1,572
Viking Office Products, Inc. (a)  393,400  12,318
Waban, Inc. (a)  114,800  3,028
  275,213
TOTAL RETAIL & WHOLESALE   470,296
SERVICES - 1.1%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.   72,200  3,574
Omnicom Group, Inc.   58,100  2,963
Universal Outdoor Holdings, Inc. (a)  101,500  2,766
  9,303
EDUCATIONAL SERVICES - 0.0%
Sylvan Learning Systems (a)  49,650  1,297
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  315,800  6,355
SERVICES - 0.8%
ADT Ltd. (a)  47,000  964
APAC Teleservices, Inc. (a)  107,900  5,098
AccuStaff, Inc. (a)  362,600  7,343
Employee Solutions, Inc. (a)  23,200  429
Medpartners, Inc. (a)  158,600  3,608
Service Corp. International  455,600  13,725
Sitel Corp. (a)  57,900  1,144
Teletech Holdings, Inc. (a)  70,100  2,208
Zebra Technologies Corp. Class A (a)  59,700  1,537
  36,056
TOTAL SERVICES   53,011
TECHNOLOGY - 26.7%
COMMUNICATIONS EQUIPMENT - 4.6%
ADC Telecommunications, Inc. (a)   150,000  5,437
Ascend Communications, Inc. (a)   598,200  42,547
Aspect Telecommunications Corp. (a)  126,300  6,883
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Checkpoint Systems, Inc. (a)   100,000 $ 2,250
Cisco Systems, Inc. (a)  1,669,300  113,304
Dialogic Corp. (a)  12,400  381
Lucent Technologies, Inc.   301,500  15,452
Nokia Corp. AB sponsored ADR  61,100  3,429
P-COM, Inc. (a)  17,600  559
Tellabs, Inc. (a)  177,000  7,036
3Com Corp. (a)  296,100  22,245
U.S. Robotics Corp. (a)  47,400  3,727
  223,250
COMPUTER SERVICES & SOFTWARE - 11.3%
Affiliated Computer Services, Inc. Class A (a)  55,400  1,607
America Online, Inc. (a)  178,100  6,300
American Management Systems, Inc. (a)  161,300  5,736
Automatic Data Processing, Inc.   371,800  15,941
BBN Corp. (a)  39,600  911
BMC Software, Inc. (a)  240,000  10,440
CUC International, Inc. (a)  2,927,575  77,215
Cadence Design Systems, Inc. (a)  520,050  20,737
Ceridian Corp. (a)   164,000  7,893
Citrix Systems, Inc. (a)  37,700  1,720
Computer Associates International, Inc.   281,700  18,522
CompUSA, Inc. (a)  609,700  27,437
Computer Sciences Corp. (a)  251,600  19,782
DST Systems, Inc. (a)  75,000  2,427
Electronic Data Systems Corp.   186,100  9,003
Electronics for Imaging, Inc. (a)  126,400  10,744
Equifax Inc.   171,500  5,617
First Data Corp.   301,442  12,020
HBO & Co.   348,700  19,832
Inso Corp. (a)   136,800  5,831
McAfee Associates, Inc. (a)  372,100  17,767
Microsoft Corp. (a)  429,800  67,425
Netscape Communications Corp. (a)  387,400  21,646
Oracle Systems Corp. (a)   2,015,925  98,780
Orckit Communications Ltd. (a)  6,200  70
Parametric Technology Corp. (a)   594,700  32,337
Paychex, Inc.   149,600  8,004
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
PeopleSoft, Inc. (a)   450,000 $ 20,587
Physician Computer Network, Inc. (a)  44,400  366
Remedy Corp. (a)  92,500  4,186
Sabre Group Holdings, Inc. Class A (a)  58,900  1,723
Sybase, Inc. (a)   105,300  1,856
  554,462
COMPUTERS & OFFICE EQUIPMENT - 5.5%
Adaptec, Inc. (a)  897,800  33,443
Bay Networks, Inc. (a)  210,000  5,618
Compaq Computer Corp. (a)  563,900  44,689
Dell Computer Corp. (a)  248,000  25,203
EMC Corp. (a)  434,300  14,006
Eltron International, Inc. (a)  62,200  1,928
Gateway 2000, Inc. (a)  34,000  1,823
Hewlett-Packard Co.   276,900  14,917
Ingram Micro, Inc. Class A (a)  79,500  1,957
International Business Machines Corp.   496,600  79,146
Lexmark International Group, Inc. (a)  109,900  2,844
Micron Electronics, Inc. (a)  193,300  3,721
Pitney Bowes, Inc.   150,000  8,850
Quantum Corp. (a)  178,800  4,783
Seagate Technology (a)  516,800  20,414
Tech Data Corp. (a)  236,200  7,086
  270,428
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  142,200  5,421
Perkin-Elmer Corp.   61,900  3,815
  9,236
ELECTRONICS - 4.8%
Analog Devices, Inc. (a)  250,000  8,031
Atmel Corp. (a)  223,300  7,341
Cascade Communications Corp. (a)  54,700  3,781
Cirrus Logic, Inc. (a)   175,000  3,434
Intel Corp.   1,023,300  129,831
KEMET Corp. (a)  154,200  3,547
Linear Technology Corp.   391,000  18,426
Maxim Integrated Products, Inc. (a)  402,900  18,684
Micron Technology, Inc.   134,400  4,452
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Motorola, Inc.   82,300 $ 4,557
S3, Inc. (a)  48,600  826
Solectron Corp. (a)  23,300  1,364
Storage Technology Corp. (a)  187,800  9,367
Texas Instruments, Inc.   98,900  6,305
Uniphase Corp. (a)  150,000  8,925
Xilinx, Inc. (a)  110,700  4,857
  233,728
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   156,900  12,709
TOTAL TECHNOLOGY   1,303,813
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)  150,000  13,687
America West Airlines, Inc. Class B (a)  398,400  5,827
Comair Holdings, Inc.   150,050  3,732
Delta Air Lines, Inc.   29,400  2,212
Midwest Express Holdings, Inc. (a)  2,400  79
UAL Corp. (a)  101,000  5,808
  31,345
RAILROADS - 0.3%
CSX Corp.   332,400  15,540
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   94,200  1,319
TOTAL TRANSPORTATION   48,204
UTILITIES - 4.4%
CELLULAR - 1.4%
AirTouch Communications, Inc. (a)  1,705,035  43,692
Arch Communications Group, Inc. (a)  131,000  1,441
Palmer Wireless, Inc. (a)   139,000  2,085
360 Degrees Communications Co. (a)  566,600  13,456
Vanguard Cellular Systems, Inc. Class A (a)  349,500  5,898
  66,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.0%
Calpine Corp. (a)  142,500 $ 2,565
GAS - 0.2%
Enron Corp.   226,800  10,376
TELEPHONE SERVICES - 2.8%
Ameritech Corp.   157,700  9,285
Bell Atlantic Corp.   141,300  8,884
BellSouth Corp.   362,200  14,624
Cincinnati Bell, Inc.   39,200  2,337
Comsat Corp., Series 1  50,000  1,313
Frontier Corp.   18,500  486
LCI International, Inc. (a)  554,800  18,100
MCI Communications Corp.   640,200  19,526
MFS Communications, Inc.   494,800  23,873
SBC Communications, Inc.   124,900  6,573
Sprint Corp.   200,600  8,400
Telebras sponsored ADR  128,300  9,719
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  130,600  3,967
WorldCom, Inc. (a)  434,800  10,055
  137,142
TOTAL UTILITIES   216,655
TOTAL COMMON STOCKS
(Cost $3,335,089)   4,392,788
CASH EQUIVALENTS - 10.0%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96 $ 489,989  489,756
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,824,845)  $ 4,882,544
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,301,000 or 0.0% of net assets.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $3,837,792,000. Net unrealized appreciation aggregated $1,044,752,000, of which $1,113,944,000 related to appreciated investment securities and $69,192,000 related to depreciated investment securities.
The fund hereby designates approximately $26,024,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 4,882,544
agreements of $489,756) (cost $3,824,845) -
See accompanying schedule

Cash                                                                             1,219

Receivable for investments sold                                                  7,480

Receivable for fund shares sold                                                  7,261

Dividends receivable                                                             3,551

Other receivables                                                                171

Prepaid expenses                                                                 15

 TOTAL ASSETS                                                                    4,902,241

LIABILITIES

Payable for investments purchased                                    $ 29,024

Payable for fund shares redeemed                                      3,259

Accrued management fee                                                2,359

Distribution fees payable                                             1,431

Other payables and accrued expenses                                   1,246

 TOTAL LIABILITIES                                                               37,319

NET ASSETS                                                                      $ 4,864,922

Net Assets consist of:

Paid in capital                                                                 $ 3,636,198

Undistributed net investment income                                              26,034

Accumulated undistributed net realized gain (loss) on                            144,992
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    1,057,698
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 4,864,922

CALCULATION OF MAXIMUM OFFERING PRICE                                            $44.80
CLASS A:
NET ASSET VALUE and redemption price per share
 ($4,423 (divided by) 98.73 shares)

Maximum offering price per share (100/94.75 of $44.80)                           $47.28

CLASS T:                                                                         $44.81
NET ASSET VALUE and redemption price per share
 ($3,536,973 (divided by) 78,926 shares)

Maximum offering price per share (100/96.50 of $44.81)                           $46.44

INSTITUTIONAL CLASS:                                                             $45.52
NET ASSET VALUE, offering price and redemption price
 per share ($1,323,526 (divided by) 29,078 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 36,764
Dividends

Interest                                                               34,798

 TOTAL INCOME                                                          71,562

EXPENSES

Management fee                                             $ 23,048

Transfer agent fees                                         1
Class A

 Class T                                                    5,414

 Institutional Class                                        1,443

Distribution fees                                           1
Class A

 Class T                                                    14,154

Accounting fees and expenses                                805

Non-interested trustees' compensation                       13

Custodian fees and expenses                                 111

Registration fees                                           11
Class A

 Class T                                                    490

 Institutional Class                                        165

Audit                                                       68

Legal                                                       42

Miscellaneous                                               116

 Total expenses before reductions                           45,882

 Expense reductions                                         (634)      45,248

NET INVESTMENT INCOME                                                  26,314

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      155,837

 Foreign currency transactions                              (3)        155,834

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      529,933

 Assets and liabilities in foreign currencies               (1)        529,932

NET GAIN (LOSS)                                                        685,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 712,080
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 26,314       $ 8,342
Net investment income

 Net realized gain (loss)                                  155,834        163,818

 Change in net unrealized appreciation (depreciation)      529,932        499,727

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           712,080        671,887
FROM OPERATIONS

Distributions to shareholders                              (2,317)        (2,488)
From net investment income
 Class T

  Institutional Class                                      (3,419)        (3,809)

 From net realized gain                                    (112,907)      (4,889)
 Class T

  Institutional Class                                      (41,604)       (2,227)

 In excess of net realized gain                            -              (1,642)
 Class T

  Institutional Class                                      -              (756)

 TOTAL DISTRIBUTIONS                                       (160,247)      (15,811)

Share transactions - net increase (decrease)               1,470,586      901,805

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,022,419      1,557,881

NET ASSETS

 Beginning of period                                       2,842,503      1,284,622

 End of period (including undistributed net investment    $ 4,864,922    $ 2,842,503
income of $26,034 and $5,825, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,
      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of period                             $ 39.47

Income from Investment Operations

 Net investment income                                             .04 F

 Net realized and unrealized gain (loss)                           5.29

 Total from investment operations                                  5.33

Net asset value, end of period                                    $ 44.80

TOTAL RETURN B, C                                                  13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $ 4

Ratio of expenses to average net assets                           1.52% A, D
                                                                 , E

Ratio of expenses to average net assets after expense reductions   1.50% A, H

Ratio of net investment income to average net assets               .38% A

Portfolio turnover                                                 76%

Average commission rate I                                         $ .0414

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 39.83     $ 28.52   $ 29.50   $ 26.33    $ 23.78
of period

Income from Investment
Operations

 Net investment income             .22 D       .06       .08       (.07) D    .01

 Net realized and                  6.90        11.54     .39       3.82       2.54
 unrealized gain (loss)

 Total from investment             7.12        11.60     .47       3.75       2.55
 operations

Less Distributions

 From net investment income        (.03) G     (.08)     -         (.08)      -

 From net realized gain            (2.11) G    (.16)     (1.45)    (.50)      -

 In excess of net realized         -           (.05)     -         -          -
gain

 Total distributions               (2.14)      (.29)     (1.45)    (.58)      -

Net asset value, end of period    $ 44.81     $ 39.83   $ 28.52   $ 29.50    $ 26.33

TOTAL RETURN B, C                  19.00%      41.11%    1.58%     14.52%     10.72%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 3,537     $ 2,051   $ 874     $ 378      $ 23
(in millions)

Ratio of expenses to average       1.36%       1.55%     1.71%     1.85%      1.47%
net assets                                                                   A

Ratio of expenses to average       1.34%       1.54%     1.70%     1.84%      1.47%
net assets after expense          H           H         H         H          A
reductions

Ratio of net investment income     .54%        .21%      .15%      (.24)%     .25%
to average net assets                                                        A

Portfolio turnover                 76%         97%       137%      160%       240%

Average commission rate I         $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994 C   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28
of period

Income from Investment
Operations

 Net investment income             .45 B       .28       .30       .19 B     .17

 Net realized and                  7.00        11.69     .42       3.78      4.55
 unrealized gain (loss)

 Total from investment             7.45        11.97     .72       3.97      4.72
 operations

Less Distributions

 From net investment income        (.21) D     (.27)     (.11)     (.10)     (.03)

 From net realized gain            (2.11) D    (.16)     (1.45)    (.50)     (2.60)

 In excess of net realized         -           (.05)     -         -         -
gain

 Total distributions               (2.32)      (.48)     (1.56)    (.60)     (2.63)

Net asset value, end of period    $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37

TOTAL RETURN A                     19.68%      42.15%    2.46%     15.36%    21.14%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,324     $ 791     $ 410     $ 296     $ 179
(in millions)

Ratio of expenses to average       .79%        .83%      .86%      .95%      .98%
net assets

Ratio of expenses to average       .77%        .83%      .84%      .94%      .98%
net assets after expense          E                     E         E
reductions

Ratio of net investment income     1.11%       .92%      1.00%     .66%      .73%
to average net assets

Portfolio turnover                 76%         97%       137%      160%      240%

Average commission rate F         $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




7. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
On July 10, 1996, the Board of Trustees approved the creation of an additional class of Retail shares (Class B). Offering of the new class commences on December 31, 1996. Class B shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge upon redemption within six years of purchase which decreases from a maximum of 5% to 1%.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,661,051,000 and $2,431,557,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $1,000 and $14,154,000 under the Class A and Class T Plans, of which $1,000 and $13,898,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $152,000 and $11,846,000 on sales of Class A and Class T shares of the fund, of which $136,000 and $9,847,000 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .29%, .19%, and .14% of the average net assets of Class A, Class T, and Institutional Class, respectively. Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $830,000 for the period.
11. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $8,000.
FMR has also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $496,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $8,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $54,000 and $67,000, respectively, under the transfer agent arrangement.
12. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

AMOUNTS IN THOUSANDS             1996 A         1995           1996 A         1995



CLASS A                           100            -             $ 4,269        $ -
Shares sold

Shares redeemed                   (1)            -              (67)           -

Net increase (decrease)           99             -             $ 4,202        $ -

CLASS T                           45,074         31,684        $ 1,801,024    $ 1,094,983
Shares sold

Reinvestment of distributions     2,864          299            106,705        8,317

Shares redeemed                   (20,513)       (11,136)       (824,097)      (378,584)

Net increase (decrease)           27,425         20,847        $ 1,083,632    $ 724,716

INSTITUTIONAL CLASS               18,894         11,766        $ 763,651      $ 398,403
Shares sold

Reinvestment of distributions     847            151            31,892         4,231

Shares redeemed                   (10,250)       (6,533)        (412,791)      (225,545)

Net increase (decrease)           9,491          5,384         $ 382,752      $ 177,089


B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Growth Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth Fund - Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/23/96 12/20/96 $0.37 $1.20
1/6/97 1/3/97 $0.00 $0.03
A total of 15% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Lawrence Greenberg, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)